UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

Schedule of Investments — RS Partners Fund

September 30, 2010 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 86.0%
Auto Parts — 2.8%
BorgWarner, Inc.(1)		993,624	$52,284,495
			52,284,495
Banks: Diversified — 15.1%
Associated Banc-Corp		4,954,504	65,349,908
Commerce Bancshares, Inc.		966,760	36,340,508
First Horizon National Corp.(1)		5,610,709	64,018,187
Marshall & Ilsley Corp.		5,753,062	40,501,557
Susquehanna Bancshares, Inc.		4,124,506	34,810,831
Whitney Holding Corp.		4,743,655	38,755,661
			279,776,652
Biotechnology — 3.6%
Myriad Genetics, Inc.(1)		4,034,562	66,207,162
			66,207,162
Communications Technology — 0.6%
Comverse Technology, Inc.(1)		1,630,400	10,972,592
			10,972,592
Computer Services, Software & Systems — 4.2%
ACI Worldwide, Inc.(1)(2)		3,103,679	69,491,373
Parametric Technology Corp.(1)		398,976	7,795,991
			77,287,364
Consumer Lending — 4.2%
MGIC Investment Corp.(1)		6,274,529	57,913,903
MoneyGram International, Inc.(1)(2)		8,257,617	20,148,585
			78,062,488
Consumer Services: Miscellaneous — 3.1%
Coinstar, Inc.(1)		1,339,305	57,576,722
			57,576,722
Entertainment — 1.7%
Live Nation Entertainment, Inc.(1)		3,275,553	32,362,464
			32,362,464
Financial Data & Systems — 7.2%
Broadridge Financial Solutions, Inc.		1,679,533	38,410,920
Euronet Worldwide, Inc.(1)(2)		2,633,804	47,382,134
Jack Henry & Associates, Inc.		1,907,402	48,638,751
			134,431,805
Health Care Management Services — 1.6%
Magellan Health Services, Inc.(1)		613,096	28,962,655
			28,962,655
Insurance: Life — 4.7%
StanCorp Financial Group, Inc.		1,207,123	45,870,674
Torchmark Corp.		777,704	41,327,191
			87,197,865
Insurance: Multi-Line — 1.1%
eHealth, Inc.(1)(2)		1,534,021	19,819,551
			19,819,551
Insurance: Property-Casualty — 1.9%
Genworth MI Canada, Inc.	CAD	329,000	8,198,620
Genworth MI Canada, Inc.(1)(3)(4)	CAD	1,100,000	27,411,799
			35,610,419
Medical & Dental Instruments & Supplies — 2.0%
The Cooper Cos., Inc.		796,931	36,834,151
			36,834,151
Medical Equipment — 2.8%
Dionex Corp.(1)		609,854	52,715,780
			52,715,780
Metals & Minerals: Diversified — 3.5%
Compass Minerals International, Inc.		856,424	65,619,207
			65,619,207
Oil Well Equipment & Services — 2.0%
Key Energy Services, Inc.(1)		3,822,887	36,355,655
			36,355,655
Oil: Crude Producers — 6.3%
Concho Resources, Inc.(1)		791,697	52,386,590
Denbury Resources, Inc.(1)		4,070,692	64,683,296
			117,069,886
Precious Metals & Minerals — 3.6%
New Gold, Inc.(1)		10,015,100	67,401,623
			67,401,623
Securities Brokerage & Services — 3.8%
MF Global Holdings Ltd.(1)		6,209,764	44,710,301
optionsXpress Holdings, Inc.(1)		1,738,296	26,700,226
			71,410,527
Semiconductors & Components — 4.6%
Atmel Corp.(1)		10,755,267	85,611,925
			85,611,925
Specialty Retail — 3.0%
GameStop Corp., Class A(1)		2,819,722	55,576,721
			55,576,721
Utilities: Miscellaneous — 2.6%
Calpine Corp.(1)		3,841,452	47,826,077
			47,826,077
Total Common Stocks (Cost $1,357,483,577)			1,596,973,786
Depositary Securities — 1.0%
Asset Management & Custodian — 1.0%
AP Alternative Assets, L.P.(3)(5)		2,415,952	17,491,492
Total Depositary Securities (Cost $36,602,887)			17,491,492

		Principal Amount
Repurchase Agreements — 15.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $279,064,930, due 10/1/2010(6)		$279,064,000	279,064,000
Total Repurchase Agreements (Cost $279,064,000)			279,064,000
Total Investments — 102.0% (Cost $1,673,150,464)			1,893,529,278
Other Liabilities, Net — (2.0)%			(37,140,987)
Total Net Assets — 100.0%			$1,856,388,291

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2010, the aggregate market value of these securities amounted to $44,903,291, representing 2.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Fair valued security.
(5)	Restricted depositary units.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners Fund—(Continued)

(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	6/30/2011	$54,917,500
U.S. Treasury Bill	0.00%	12/30/2010	59,080,445
U.S. Treasury Bond	5.50%	8/15/2028	170,648,500

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Unrestricted	$1,569,561,987	$—	$—	$1,569,561,987
Restricted	—	27,411,799	—	27,411,799
Depositary Securities	17,491,492	—	—	17,491,492
Repurchase Agreements	—	279,064,000	—	279,064,000
Total	$1,587,053,479	$306,475,799	$—	$1,893,529,278

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

September 30, 2010 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 87.6%
Aerospace — 1.9%
Rockwell Collins, Inc.		615,141	$35,831,963
			35,831,963
Auto Parts — 2.7%
BorgWarner, Inc.(1)		973,905	51,246,881
			51,246,881
Banks: Diversified — 12.8%
Associated Banc-Corp		4,048,405	53,398,462
First Horizon National Corp.(1)		5,608,758	63,995,929
KeyCorp		8,130,499	64,718,772
Marshall & Ilsley Corp.		8,147,275	57,356,816
			239,469,979
Beverage: Brewers & Distillers — 1.5%
Molson Coors Brewing Co., Class B		579,380	27,358,324
			27,358,324
Building Materials — 3.3%
Martin Marietta Materials, Inc.		812,127	62,509,415
			62,509,415
Chemicals: Diversified — 4.3%
Eastman Chemical Co.		545,905	40,396,970
FMC Corp.		592,816	40,554,543
			80,951,513
Chemicals: Specialty — 4.2%
Praxair, Inc.		860,173	77,639,215
			77,639,215
Coal — 2.3%
Peabody Energy Corp.		878,220	43,041,562
			43,041,562
Communications Technology — 0.8%
Comverse Technology, Inc.(1)		2,099,876	14,132,165
			14,132,165
Computer Services, Software & Systems — 4.9%
Symantec Corp.(1)		3,699,500	56,121,415
Synopsys, Inc.(1)		1,430,259	35,427,515
			91,548,930
Consumer Services: Miscellaneous — 3.1%
eBay, Inc.(1)		2,353,100	57,415,640
			57,415,640
Diversified Financial Services — 5.1%
Ameriprise Financial, Inc.		2,022,095	95,705,756
			95,705,756
Electronic Entertainment — 2.6%
Activision Blizzard, Inc.		4,439,346	48,033,724
			48,033,724
Insurance: Life — 4.0%
Aflac, Inc.		1,449,615	74,959,592
			74,959,592
Insurance: Multi-Line — 3.0%
Genworth Financial, Inc., Class A(1)		4,564,875	55,782,773
			55,782,773
Machinery: Engines — 1.1%
Cummins, Inc.		232,914	21,097,350
			21,097,350
Medical & Dental Instruments & Supplies — 2.0%
St. Jude Medical, Inc.(1)		963,542	37,905,742
			37,905,742
Oil: Crude Producers — 6.0%
Southwestern Energy Co.(1)		1,651,134	55,213,921
Talisman Energy, Inc.	CAD	3,210,782	56,170,742
			111,384,663
Scientific Instruments: Gauges & Meters — 4.8%
Agilent Technologies, Inc.(1)		2,690,830	89,792,997
			89,792,997
Securities Brokerage & Services — 3.2%
E*TRADE Financial Corp.(1)		4,090,326	59,473,340
			59,473,340
Semiconductors & Components — 4.5%
Atmel Corp.(1)		10,551,629	83,990,967
			83,990,967
Specialty Retail — 1.8%
Advance Auto Parts, Inc.		586,520	34,416,994
			34,416,994
Toys — 5.2%
Hasbro, Inc.		1,284,071	57,154,000
Mattel, Inc.		1,674,108	39,274,574
			96,428,574
Utilities: Miscellaneous — 2.5%
Calpine Corp.(1)		3,815,661	47,504,979
			47,504,979
Total Common Stocks (Cost $1,312,470,869)			1,637,623,038
Depositary Securities — 0.7%
Asset Management & Custodian — 0.7%
AP Alternative Assets, L.P.(2)(3)		1,843,994	13,350,516
			13,350,516
Total Depositary Securities (Cost $34,739,688)			13,350,516

		Principal Amount
Repurchase Agreements — 11.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $218,058,727, due 10/1/2010(4)		$218,058,000	218,058,000
Total Repurchase Agreements (Cost $218,058,000)			218,058,000
Total Investments — 100.0% (Cost $1,565,268,557)			1,869,031,554
Other Liabilities, Net — 0.0%			(678,380)
Total Net Assets — 100.0%			$1,868,353,174

(1)	Non-income producing security.
(2)	Restricted depositary units.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2010, the aggregate market value of these securities amounted to $13,350,516, representing 0.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund—(Continued)

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	6.125%	11/15/2027	$197,114,040
U.S. Treasury Bond	5.50%	8/15/2028	25,311,500

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,637,623,038	$—	$—	$1,637,623,038
Depositary Securitties	13,350,516	—	—	13,350,516
Repurchase Agreements	—	218,058,000	—	218,058,000
Total	$1,650,973,554	$218,058,000	$—	$1,869,031,554

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 93.7%
Asset Management & Custodian — 2.0%
State Street Corp.	399,813	$15,056,958
		15,056,958
Banks: Diversified — 6.3%
KeyCorp	3,218,000	25,615,280
Regions Financial Corp.	3,125,881	22,725,155
		48,340,435
Building Materials — 3.4%
Martin Marietta Materials, Inc.	342,741	26,380,775
		26,380,775
Chemicals: Specialty — 4.3%
Praxair, Inc.	369,592	33,359,374
		33,359,374
Computer Services, Software & Systems — 9.2%
Microsoft Corp.	699,504	17,130,853
Symantec Corp.(1)	2,023,500	30,696,495
Synopsys, Inc.(1)	943,002	23,358,159
		71,185,507
Consumer Services: Miscellaneous — 3.8%
eBay, Inc.(1)	1,199,125	29,258,650
		29,258,650
Diversified Financial Services — 4.3%
Citigroup, Inc.(1)	8,463,383	33,007,194
		33,007,194
Diversified Manufacturing Operations — 2.4%
Honeywell International, Inc.	422,453	18,562,585
		18,562,585
Diversified Materials & Processing — 2.1%
BHP Billiton Ltd., ADR	207,769	15,856,930
		15,856,930
Drug & Grocery Store Chains — 3.1%
CVS Caremark Corp.	760,225	23,924,281
		23,924,281
Electronic Entertainment — 3.3%
Activision Blizzard, Inc.	2,317,285	25,073,024
		25,073,024
Gold — 1.3%
Goldcorp, Inc.	222,737	9,693,514
		9,693,514
Insurance: Life — 6.2%
Aflac, Inc.	543,741	28,116,847
Prudential Financial, Inc.	358,500	19,423,530
		47,540,377
Insurance: Multi-Line — 5.9%
Genworth Financial, Inc., Class A(1)	1,864,978	22,790,031
MetLife, Inc.	587,900	22,604,755
		45,394,786
Medical & Dental Instruments & Supplies — 2.5%
St. Jude Medical, Inc.(1)	499,799	19,662,093
		19,662,093
Oil Well Equipment & Services — 2.7%
Schlumberger Ltd.	333,376	20,539,295
		20,539,295
Oil: Crude Producers — 11.0%
Canadian Natural Resources Ltd.	436,850	15,115,010
Occidental Petroleum Corp.	298,700	23,388,210
Southwestern Energy Co.(1)	670,272	22,413,896
Talisman Energy, Inc.	1,360,600	23,796,894
		84,714,010
Pharmaceuticals — 9.6%
Abbott Laboratories	447,500	23,377,400
Merck & Co., Inc.	625,904	23,039,526
Pfizer, Inc.	1,579,100	27,113,147
		73,530,073
Scientific Instruments: Gauges & Meters — 5.1%
Agilent Technologies, Inc.(1)	1,167,256	38,951,333
		38,951,333
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	242,099	14,206,369
		14,206,369
Toys — 3.4%
Hasbro, Inc.	593,295	26,407,560
		26,407,560
Total Common Stocks (Cost $623,700,292)		720,645,123

	Principal Amount
Repurchase Agreements — 6.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $49,555,165, due 10/1/2010(2)	$49,555,000	49,555,000
Total Repurchase Agreements (Cost $49,555,000)		49,555,000
Total Investments — 100.1% (Cost $673,255,292)		770,200,123
Other Liabilities, Net — (0.1)%		(1,110,674)
Total Net Assets — 100.0%		$769,089,449

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	3/31/2011	$50,549,400

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$720,645,123	$—	$—	$720,645,123
Repurchase Agreements	—	49,555,000	—	49,555,000
Total	$720,645,123	$49,555,000	$—	$770,200,123

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

September 30, 2010 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 99.2%
Banks: Diversified — 13.2%
Associated Banc-Corp		43,447	$573,066
First Horizon National Corp.(1)		74,821	853,712
KeyCorp		77,800	619,288
			2,046,066
Biotechnology — 5.5%
Myriad Genetics, Inc.(1)		51,845	850,776
			850,776
Building Materials — 3.5%
Martin Marietta Materials, Inc.		7,056	543,100
			543,100
Chemicals: Specialty — 4.3%
Praxair, Inc.		7,379	666,028
			666,028
Computer Services, Software & Systems — 12.8%
ACI Worldwide, Inc.(1)		23,569	527,710
Microsoft Corp.		23,000	563,270
Symantec Corp.(1)		58,700	890,479
			1,981,459
Consumer Services: Miscellaneous — 7.8%
Coinstar, Inc.(1)		15,138	650,783
eBay, Inc.(1)		22,500	549,000
			1,199,783
Diversified Financial Services — 6.0%
Ameriprise Financial, Inc.		19,700	932,401
			932,401
Gold — 1.5%
Goldcorp, Inc.		5,381	234,181
			234,181
Insurance: Property-Casualty — 5.4%
Genworth MI Canada, Inc.	CAD	33,400	832,322
			832,322
Metals & Minerals: Diversified — 4.2%
Compass Minerals International, Inc.		8,589	658,089
			658,089
Oil: Crude Producers — 11.3%
Denbury Resources, Inc.(1)		40,953	650,743
Occidental Petroleum Corp.		4,900	383,670
Southwestern Energy Co.(1)		21,206	709,129
			1,743,542
Pharmaceuticals — 5.4%
Pfizer, Inc.		48,300	829,311
			829,311
Scientific Instruments: Gauges & Meters — 5.9%
Agilent Technologies, Inc.(1)		27,526	918,543
			918,543
Securities Brokerage & Services — 3.7%
MF Global Holdings Ltd.(1)		79,685	573,732
			573,732
Toys — 3.8%
Hasbro, Inc.		13,100	583,081
			583,081
Utilities: Miscellaneous — 4.9%
Calpine Corp.(1)		60,448	752,578
			752,578
Total Common Stocks (Cost $13,473,217)			15,344,992

		Principal Amount
Repurchase Agreements — 0.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $135,000, due 10/1/2010(2)		$135,000	135,000
Total Repurchase Agreements (Cost $135,000)			135,000
Total Investments — 100.1% (Cost $13,608,217)			15,479,992
Other Liabilities, Net — (0.1)%			(15,989)
Total Net Assets — 100.0%			$15,464,003

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	4/30/2015	$139,191

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$15,344,992	$—	$—	$15,344,992
Repurchase Agreements	—	135,000	—	135,000
Total	$15,344,992	$135,000	$—	$15,479,992

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

September 30, 2010 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 90.4%
Building Materials — 4.4%
Martin Marietta Materials, Inc.		857,584	$66,008,241
			66,008,241
Chemicals: Diversified — 4.2%
Eastman Chemical Co.		435,322	32,213,828
FMC Corp.		439,684	30,078,782
			62,292,610
Chemicals: Specialty — 5.7%
Israel Chemicals Ltd.	ILS	1,990,306	28,122,562
Praxair, Inc.		622,955	56,227,918
			84,350,480
Coal — 2.6%
Peabody Energy Corp.		802,103	39,311,068
			39,311,068
Copper — 3.7%
Antofagasta PLC	GBP	2,800,517	54,375,725
Taseko Mines Ltd.(1)		225,700	1,173,640
			55,549,365
Diversified Materials & Processing — 4.7%
BHP Billiton Ltd., ADR		617,900	47,158,128
Vale S.A., ADR		741,800	23,196,086
			70,354,214
Fertilizers — 1.8%
Potash Corp. of Saskatchewan, Inc.		190,300	27,410,812
			27,410,812
Gold — 9.4%
Agnico-Eagle Mines Ltd.		638,300	45,338,449
Barrick Gold Corp.		809,300	37,462,497
Goldcorp, Inc.	CAD	1,317,280	57,228,512
			140,029,458
Insurance: Multi-Line — 1.5%
PICO Holdings, Inc.(1)		735,343	21,957,342
			21,957,342
Metals & Minerals: Diversified — 4.0%
Compass Minerals International, Inc.		781,169	59,853,169
			59,853,169
Oil Well Equipment & Services — 4.5%
Key Energy Services, Inc.(1)		2,460,094	23,395,494
Schlumberger Ltd.		715,850	44,103,518
			67,499,012
Oil: Crude Producers — 33.8%
ARC Energy Trust (Units)	CAD	1,795,900	35,869,127
Canadian Natural Resources Ltd.		963,212	33,327,135
Concho Resources, Inc.(1)		811,842	53,719,585
Denbury Resources, Inc.(1)		3,964,081	62,989,247
Occidental Petroleum Corp.		703,210	55,061,343
Oil Search Ltd.	AUD	8,812,729	52,385,332
Range Resources Corp.		1,168,951	44,572,102
Salamander Energy PLC(1)(2)	GBP	7,970,809	32,017,064
Southwestern Energy Co.(1)		2,208,815	73,862,774
Talisman Energy, Inc.	CAD	3,414,733	59,738,744
			503,542,453
Precious Metals & Minerals — 6.2%
Consolidated Thompson Iron Mines Ltd.(1)	CAD	3,632,400	31,137,883
New Gold, Inc.(1)		9,053,015	60,926,791
			92,064,674
Utilities: Miscellaneous — 3.9%
Calpine Corp.(1)		4,610,389	57,399,343
			57,399,343
Total Common Stocks (Cost $1,009,153,163)			1,347,622,241

		Principal Amount
Repurchase Agreements — 9.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $138,054,460, due 10/1//2010(3)		$138,054,000	138,054,000
Total Repurchase Agreements (Cost $138,054,000)			138,054,000
Total Investments — 99.6% (Cost $1,147,207,163)			1,485,676,241
Other Assets, Net — 0.4%			5,384,862
Total Net Assets — 100.0%			$1,491,061,103

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	9/30/2014	$14,859,675
U.S. Treasury Note	1.875%	6/30/2015	103,500,000
U.S. Treasury Note	2.750%	5/31/2017	22,460,556

Legend:

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

ILS — Israeli Shekel

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$1,319,499,679	$28,122,562	*	$—	$1,347,622,241
Repurchase Agreements	—	138,054,000		—	138,054,000
Total	$1,319,499,679	$166,176,562		$—	$1,485,676,241

*	Consists of a foreign security whose value was determined by a pricing service as a result of movement in the U.S. markets. This investment in securities was classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Capital Appreciation Fund

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 98.8%
Aerospace — 4.0%
United Technologies Corp.	61,690	$4,394,179
		4,394,179
Back Office Support, HR, And Consulting — 2.3%
Automatic Data Processing, Inc.	61,475	2,583,794
		2,583,794
Building Materials — 3.2%
Vulcan Materials Co.	96,785	3,573,302
		3,573,302
Chemicals: Specialty — 4.5%
Praxair, Inc.	55,175	4,980,095
		4,980,095
Communications Technology — 7.9%
Cisco Systems, Inc.(1)	207,900	4,553,010
QUALCOMM, Inc.	92,155	4,158,034
		8,711,044
Computer Services, Software & Systems — 8.0%
Intuit, Inc.(1)	85,210	3,733,050
Oracle Corp.	191,595	5,144,326
		8,877,376
Cosmetics — 4.5%
Avon Products, Inc.	154,505	4,961,156
		4,961,156
Diversified Manufacturing Operations — 4.0%
3M Co.	50,940	4,417,007
		4,417,007
Education Services — 3.6%
Apollo Group, Inc., Class A(1)	77,585	3,983,990
		3,983,990
Financial Data & Systems — 14.8%
American Express Co.	124,105	5,216,133
MasterCard, Inc., Class A	32,530	7,286,720
Thomson Reuters Corp.	101,040	3,792,031
		16,294,884
Insurance: Life — 6.1%
Aflac, Inc.	129,365	6,689,464
		6,689,464
Insurance: Multi-Line — 4.6%
Berkshire Hathaway, Inc., Class A(1)	33	4,108,500
Berkshire Hathaway, Inc., Class B(1)	11,600	959,088
		5,067,588
Luxury Items — 3.0%
Tiffany & Co.	71,155	3,343,573
		3,343,573
Medical & Dental Instruments & Supplies — 3.6%
Zimmer Holdings, Inc.(1)	75,830	3,968,184
		3,968,184
Oil: Crude Producers — 4.5%
Chesapeake Energy Corp.	217,915	4,935,775
		4,935,775
Personal Care — 2.0%
Colgate-Palmolive Co.	28,225	2,169,374
		2,169,374
Pharmaceuticals — 4.2%
Teva Pharmaceutical Industries Ltd., ADR	87,615	4,621,691
		4,621,691
Scientific Instruments: Pollution Control — 4.1%
Republic Services, Inc.	149,075	4,545,297
		4,545,297
Securities Brokerage & Services — 4.3%
CME Group, Inc.	18,158	4,729,251
		4,729,251
Textiles, Apparel & Shoes — 5.6%
Coach, Inc.	144,995	6,228,985
		6,228,985
Total Common Stocks (Cost $94,714,718)		109,076,009

	Principal Amount
Repurchase Agreements — 1.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $1,266,004, due 10/1/2010(2)	$1,266,000	1,266,000
Total Repurchase Agreements (Cost $1,266,000)		1,266,000
Total Investments — 100.0% (Cost $95,980,718)		110,342,009
Other Assets, Net — 0.0%		10,693
Total Net Assets — 100.0%		$110,352,702

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	3/31/2011	$1,293,705

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Capital Appreciation Fund—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$109,076,009	$—	$—	$109,076,009
Repurchase Agreements	—	1,266,000	—	1,266,000
Total	$109,076,009	$1,266,000	$—	$110,342,009

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 95.9%
Advertising Agencies — 1.7%
MDC Partners, Inc., Class A	558,890	$7,472,359
		7,472,359
Aerospace — 1.9%
HEICO Corp., Class A	255,182	8,694,051
		8,694,051
Air Transport — 0.8%
Allegiant Travel Co.	80,580	3,410,146
		3,410,146
Back Office Support, HR, And Consulting — 1.0%
ICF International, Inc.(1)	171,912	4,309,834
		4,309,834
Banks: Diversified — 0.9%
IBERIABANK Corp.	81,640	4,080,367
		4,080,367
Biotechnology — 4.8%
Halozyme Therapeutics, Inc.(1)	628,749	4,847,654
Nektar Therapeutics(1)	387,040	5,716,581
Pharmasset, Inc.(1)	99,772	2,943,274
Savient Pharmaceuticals, Inc.(1)	155,300	3,551,711
Seattle Genetics, Inc.(1)	299,830	4,656,360
		21,715,580
Building Materials — 0.7%
Martin Marietta Materials, Inc.	40,740	3,135,758
		3,135,758
Casinos & Gambling — 1.0%
WMS Industries, Inc.(1)	118,390	4,507,107
		4,507,107
Cement — 0.7%
Eagle Materials, Inc.	135,985	3,222,845
		3,222,845
Communications Technology — 4.6%
ADTRAN, Inc.	166,720	5,885,216
NETGEAR, Inc.(1)	165,430	4,468,264
Oclaro, Inc.(1)	462,874	7,410,613
Riverbed Technology, Inc.(1)	68,240	3,110,379
		20,874,472
Computer Services, Software & Systems — 13.0%
comScore, Inc.(1)	366,391	8,617,516
Concur Technologies, Inc.(1)	75,350	3,725,304
Digital River, Inc.(1)	212,360	7,228,734
Dynavox, Inc., Class A(1)	229,922	1,866,967
Fortinet, Inc.(1)	187,380	4,684,500
Gartner, Inc.(1)	155,890	4,589,402
Informatica Corp.(1)	207,830	7,982,750
LogMeIn, Inc.(1)	105,770	3,805,605
Rackspace Hosting, Inc.(1)	209,500	5,442,810
The Ultimate Software Group, Inc.(1)	159,190	6,151,102
VeriFone Systems, Inc.(1)	148,301	4,607,712
		58,702,402
Computer Technology — 1.7%
Isilon Systems, Inc.(1)	146,849	3,271,796
Super Micro Computer, Inc.(1)	429,433	4,461,809
		7,733,605
Consumer Electronics — 1.8%
RealD, Inc.(1)	262,640	4,856,213
TiVo, Inc.(1)	345,860	3,133,492
		7,989,705
Consumer Lending — 1.4%
Portfolio Recovery Associates, Inc.(1)	97,640	6,312,426
		6,312,426
Consumer Services: Miscellaneous — 1.6%
Ancestry.com, Inc.(1)	309,500	7,044,220
		7,044,220
Diversified Retail — 2.1%
GSI Commerce, Inc.(1)	202,501	5,001,775
HSN, Inc.(1)	149,590	4,472,741
		9,474,516
Education Services — 1.2%
American Public Education, Inc.(1)	159,875	5,253,492
		5,253,492
Engineering & Contracting Services — 1.0%
Aecom Technology Corp.(1)	181,770	4,409,740
		4,409,740
Fertilizers — 1.5%
The Scotts Miracle-Gro Co., Class A	135,530	7,010,967
		7,010,967
Financial Data & Systems — 1.7%
Green Dot Corp., Class A(1)	38,670	1,874,722
Higher One Holdings, Inc.(1)	28,115	463,616
Wright Express Corp.(1)	147,110	5,253,298
		7,591,636
Foods — 2.1%
Diamond Foods, Inc.	137,680	5,643,503
Dole Food Co., Inc.(1)	416,990	3,815,459
		9,458,962
Health Care Services — 3.9%
Gentiva Health Services, Inc.(1)	77,420	1,691,627
HMS Holdings Corp.(1)	83,910	4,945,656
ICON PLC, ADR(1)	179,460	3,879,925
Medidata Solutions, Inc.(1)	359,040	6,893,568
		17,410,776
Health Care: Miscellaneous — 0.6%
MedAssets, Inc.(1)	133,780	2,814,731
		2,814,731
Insurance: Property-Casualty — 1.0%
Tower Group, Inc.	196,631	4,591,334
		4,591,334
Machinery: Industrial — 1.2%
Gardner Denver, Inc.	101,110	5,427,585
		5,427,585
Medical & Dental Instruments & Supplies — 3.1%
Align Technology, Inc.(1)	336,257	6,583,912
Neogen Corp.(1)	89,140	3,017,389
Volcano Corp.(1)	164,450	4,272,411
		13,873,712
Medical Equipment — 4.6%
Accuray, Inc.(1)	644,400	4,008,168
Dexcom, Inc.(1)	320,971	4,243,237
Masimo Corp.	111,130	3,034,960
SonoSite, Inc.(1)	51,458	1,724,357
Vital Images, Inc.(1)	240,682	3,184,223
Zoll Medical Corp.(1)	139,580	4,504,247
		20,699,192
Metal Fabricating — 0.9%
RBC Bearings, Inc.(1)	125,000	4,247,500
		4,247,500

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Metals & Minerals: Diversified — 0.9%
Thompson Creek Metals Co., Inc.(1)	360,652	$3,887,829
		3,887,829
Oil Well Equipment & Services — 3.9%
Complete Production Services, Inc.(1)	250,550	5,123,748
Core Laboratories N.V.	64,978	5,720,663
Dril-Quip, Inc.(1)	110,720	6,876,819
		17,721,230
Oil: Crude Producers — 0.5%
Comstock Resources, Inc.(1)	109,220	2,456,358
		2,456,358
Pharmaceuticals — 3.3%
BioMarin Pharmaceutical, Inc.(1)	173,000	3,866,550
Eurand N.V.(1)	409,410	4,028,595
Salix Pharmaceuticals Ltd.(1)	173,460	6,889,831
		14,784,976
Power Transmission Equipment — 2.2%
Advanced Energy Industries, Inc.(1)	388,467	5,073,379
Regal-Beloit Corp.	82,560	4,845,446
		9,918,825
Printing And Copying Services — 0.9%
VistaPrint N.V.(1)	109,580	4,235,267
		4,235,267
Producer Durables: Miscellaneous — 0.8%
BE Aerospace, Inc.(1)	113,250	3,432,607
		3,432,607
Restaurants — 2.6%
BJ’s Restaurants, Inc.(1)	226,170	6,368,947
P.F. Chang’s China Bistro, Inc.	119,790	5,534,298
		11,903,245
Scientific Instruments: Electrical — 1.3%
GrafTech International Ltd.(1)	377,910	5,906,733
		5,906,733
Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.	266,962	4,533,015
		4,533,015
Semiconductors & Components — 3.7%
Hittite Microwave Corp.(1)	92,930	4,428,114
Netlogic Microsystems, Inc.(1)	134,100	3,698,478
O2Micro International Ltd., ADR(1)	630,516	3,852,453
Power Integrations, Inc.	156,496	4,975,008
		16,954,053
Specialty Retail — 4.3%
Lumber Liquidators Holdings, Inc.(1)	183,390	4,505,892
Tractor Supply Co.	132,190	5,242,656
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	181,010	5,285,492
Zumiez, Inc.(1)	210,864	4,461,882
		19,495,922
Textiles, Apparel & Shoes — 4.3%
Guess?, Inc.	167,130	6,790,492
Steven Madden Ltd.(1)	128,780	5,287,707
Under Armour, Inc., Class A(1)	163,680	7,372,147
		19,450,346
Transportation Miscellaneous — 1.0%
Dynamex, Inc.(1)	309,854	4,725,273
		4,725,273
Truckers — 1.5%
Marten Transport Ltd.	136,715	3,169,053
Roadrunner Transportation Systems, Inc.(1)	330,920	3,587,173
		6,756,226
Utilities: Telecommunications — 1.2% j2 Global Communications, Inc.(1)	232,132	5,522,420
		5,522,420
Total Common Stocks (Cost $350,086,748)		433,153,345

	Warrants
Warrants — 0.0%
Communications Technology — 0.0%
Lantronix, Inc.(1)(2)	14,718	—
		—
Total Warrants (Cost $0)		—

	Principal Amount
Repurchase Agreements — 2.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $12,382,041, due 10/1/2010(3)	$12,382,000	12,382,000
Total Repurchase Agreements (Cost $12,382,000)		12,382,000
Total Investments — 98.7% (Cost $362,468,748)		445,535,345
Other Assets, Net — 1.3%		6,065,577
Total Net Assets — 100.0%		$451,600,922

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	4/30/2015	$12,634,260

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$433,153,345	$—	$—	$433,153,345
Warrants	—	—	—	—
Repurchase Agreements	—	12,382,000	—	12,382,000
Total	$433,153,345	$12,382,000	$—	$445,535,345

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 96.3%
Aerospace — 3.3%
HEICO Corp., Class A	45,140	$1,537,920
TransDigm Group, Inc.	9,200	570,860
		2,108,780
Air Transport — 1.2%
Allegiant Travel Co.	17,670	747,794
		747,794
Back Office Support, HR, And Consulting — 1.3%
Verisk Analytics, Inc., Class A(1)	29,620	829,656
		829,656
Banks: Diversified — 0.7%
SVB Financial Group(1)	11,020	466,366
		466,366
Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc.(1)	19,180	1,234,425
		1,234,425
Building Materials — 1.0%
Martin Marietta Materials, Inc.	8,190	630,384
		630,384
Casinos & Gambling — 1.5%
WMS Industries, Inc.(1)	25,010	952,131
		952,131
Chemicals: Diversified — 1.0%
Rockwood Holdings, Inc.(1)	19,570	615,868
		615,868
Communications Technology — 1.7%
ADTRAN, Inc.	18,200	642,460
Riverbed Technology, Inc.(1)	9,680	441,214
		1,083,674
Computer Services, Software & Systems — 14.4%
Concur Technologies, Inc.(1)	20,060	991,766
Digital River, Inc.(1)	43,450	1,479,038
Fortinet, Inc.(1)	27,130	678,250
Gartner, Inc.(1)	29,500	868,480
Rackspace Hosting, Inc.(1)	37,770	981,265
Rovi Corp.(1)	30,540	1,539,521
The Ultimate Software Group, Inc.(1)	46,390	1,792,510
VeriFone Systems, Inc.(1)	25,188	782,591
		9,113,421
Computer Technology — 1.6%
Super Micro Computer, Inc.(1)	98,070	1,018,947
		1,018,947
Consumer Lending — 2.1%
Portfolio Recovery Associates, Inc.(1)	20,590	1,331,143
		1,331,143
Education Services — 1.7%
American Public Education, Inc.(1)	32,894	1,080,897
		1,080,897
Engineering & Contracting Services — 1.3%
Aecom Technology Corp.(1)	34,140	828,236
		828,236
Fertilizers — 2.2%
The Scotts Miracle-Gro Co., Class A	27,310	1,412,746
		1,412,746
Financial Data & Systems — 4.7%
Green Dot Corp., Class A(1)	5,660	274,397
IHS, Inc., Class A(1)	13,230	899,640
MSCI, Inc., Class A(1)	19,390	643,942
Wright Express Corp.(1)	32,360	1,155,575
		2,973,554
Foods — 1.8%
Diamond Foods, Inc.	27,290	1,118,617
		1,118,617
Health Care Facilities — 1.2%
Brookdale Senior Living, Inc.(1)	48,250	786,958
		786,958
Health Care Services — 2.9%
Allscripts Healthcare Solutions, Inc.(1)	42,230	779,988
HMS Holdings Corp.(1)	17,610	1,037,933
		1,817,921
Health Care: Miscellaneous — 0.9%
MedAssets, Inc.(1)	27,520	579,021
		579,021
Insurance: Property-Casualty — 1.5%
Tower Group, Inc.	41,430	967,391
		967,391
Luxury Items — 1.5%
Fossil, Inc.(1)	17,780	956,386
		956,386
Medical & Dental Instruments & Supplies — 3.1%
Align Technology, Inc.(1)	68,920	1,349,454
Neogen Corp.(1)	18,520	626,902
		1,976,356
Medical Equipment — 3.8%
Illumina, Inc.(1)	13,489	663,659
Masimo Corp.	22,520	615,021
Sirona Dental Systems, Inc.(1)	32,240	1,161,930
		2,440,610
Medical Services — 1.5%
Pharmaceutical Product Development, Inc.	37,270	923,923
		923,923
Metal Fabricating — 1.4%
RBC Bearings, Inc.(1)	25,910	880,422
		880,422
Metals & Minerals: Diversified — 1.2%
Thompson Creek Metals Co., Inc.(1)	70,706	762,211
		762,211
Oil Well Equipment & Services — 4.0%
Core Laboratories N.V.	14,190	1,249,288
Dril-Quip, Inc.(1)	20,950	1,301,204
		2,550,492
Oil: Crude Producers — 1.0%
Comstock Resources, Inc.(1)	27,000	607,230
		607,230
Pharmaceuticals — 3.3%
Salix Pharmaceuticals Ltd.(1)	27,350	1,086,342
United Therapeutics Corp.(1)	18,070	1,012,101
		2,098,443
Power Transmission Equipment — 1.6%
Regal-Beloit Corp.	16,870	990,100
		990,100
Printing And Copying Services — 1.4%
VistaPrint N.V.(1)	22,430	866,920
		866,920
Producer Durables: Miscellaneous — 1.2%
BE Aerospace, Inc.(1)	24,380	738,958
		738,958

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Restaurants — 1.5%
P.F. Chang’s China Bistro, Inc.	20,920	$966,504
		966,504
Scientific Instruments: Electrical — 1.9%
GrafTech International Ltd.(1)	77,580	1,212,575
		1,212,575
Semiconductors & Components — 3.1%
Hittite Microwave Corp.(1)	13,160	627,074
Netlogic Microsystems, Inc.(1)	23,780	655,853
Power Integrations, Inc.	22,304	709,044
		1,991,971
Specialty Retail — 4.5%
Tractor Supply Co.	34,030	1,349,630
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	50,780	1,482,776
		2,832,406
Telecommunications Equipment — 1.6%
CommScope, Inc.(1)	41,690	989,721
		989,721
Textiles, Apparel & Shoes — 4.6%
Guess?, Inc.	34,610	1,406,204
Under Armour, Inc., Class A(1)	33,990	1,530,910
		2,937,114
Truckers — 2.4%
Landstar System, Inc.	21,890	845,392
Marten Transport Ltd.	28,200	653,676
		1,499,068
Utilities: Telecommunications — 1.8%
j2 Global Communications, Inc.(1)	46,908	1,115,941
		1,115,941
Total Common Stocks (Cost $52,254,207)		61,035,281

	Principal Amount
Repurchase Agreements — 5.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $3,154,011, due 10/1/2010(2)	$3,154,000	3,154,000
Total Repurchase Agreements (Cost $3,154,000)		3,154,000
Total Investments — 101.3% (Cost $55,408,207)		64,189,281
Other Liabilities, Net — (1.3)%		(797,321)
Total Net Assets — 100.0%		$63,391,960

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	9/30/2014	$3,217,750

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$61,035,281	$—	$—	$61,035,281
Repurchase Agreements	—	3,154,000	—	3,154,000
Total	$61,035,281	$3,154,000	$—	$64,189,281

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 96.7%
Aerospace — 0.9%
TransDigm Group, Inc.	7,732	$479,771
		479,771
Asset Management & Custodian — 0.8%
Affiliated Managers Group, Inc.(1)	5,960	464,940
		464,940
Back Office Support, HR, And Consulting — 1.5%
Verisk Analytics, Inc., Class A(1)	28,590	800,806
		800,806
Banks: Diversified — 2.7%
Comerica, Inc.	14,240	529,016
IBERIABANK Corp.	10,590	529,288
SVB Financial Group(1)	10,000	423,200
		1,481,504
Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.(1)	13,600	875,296
Human Genome Sciences, Inc.(1)	27,850	829,651
		1,704,947
Building Materials — 0.9%
Martin Marietta Materials, Inc.	6,090	468,747
		468,747
Chemicals: Diversified — 2.6%
Celanese Corp., Series A	16,630	533,823
FMC Corp.	12,775	873,938
		1,407,761
Computer Services, Software & Systems — 14.7%
Akamai Technologies, Inc.(1)	15,470	776,285
F5 Networks, Inc.(1)	8,110	841,899
Fortinet, Inc.(1)	17,190	429,750
Gartner, Inc.(1)	26,400	777,216
Intuit, Inc.(1)	17,860	782,447
Rackspace Hosting, Inc.(1)	25,400	659,892
Rovi Corp.(1)	28,920	1,457,857
Salesforce.com, Inc.(1)	6,800	760,240
VeriFone Systems, Inc.(1)	22,240	690,997
VeriSign, Inc.(1)	27,790	882,054
		8,058,637
Computer Technology — 1.1%
NetApp, Inc.(1)	12,590	626,856
		626,856
Containers & Packaging — 1.6%
Owens-Illinois, Inc.(1)	31,770	891,466
		891,466
Diversified Retail — 4.0%
Family Dollar Stores, Inc.	17,090	754,694
GSI Commerce, Inc.(1)	26,460	653,562
Nordstrom, Inc.	21,390	795,708
		2,203,964
Electronic Entertainment — 2.2%
Activision Blizzard, Inc.	111,610	1,207,620
		1,207,620
Engineering & Contracting Services — 1.8%
Jacobs Engineering Group, Inc.(1)	25,520	987,624
		987,624
Fertilizers — 2.4%
The Scotts Miracle-Gro Co., Class A	25,140	1,300,492
		1,300,492
Financial Data & Systems — 5.0%
Green Dot Corp., Class A(1)	5,020	243,370
IHS, Inc., Class A(1)	12,470	847,960
MSCI, Inc., Class A(1)	17,400	577,854
Wright Express Corp.(1)	29,040	1,037,018
		2,706,202
Foods — 2.5%
Dole Food Co., Inc.(1)	72,950	667,493
McCormick & Co., Inc.	17,280	726,451
		1,393,944
Health Care Facilities — 1.2%
Brookdale Senior Living, Inc.(1)	39,370	642,125
		642,125
Health Care Services — 2.5%
Allscripts Healthcare Solutions, Inc.(1)	38,010	702,045
Cerner Corp.(1)	7,980	670,240
		1,372,285
Hotel/Motel — 2.0%
Wynn Resorts Ltd.	12,310	1,068,139
		1,068,139
Leisure Time — 1.6%
Priceline.com, Inc.(1)	2,460	856,916
		856,916
Luxury Items — 1.3%
Fossil, Inc.(1)	12,780	687,436
		687,436
Machinery: Engines — 0.6%
Cummins, Inc.	3,370	305,255
		305,255
Machinery: Industrial — 1.8%
Gardner Denver, Inc.	18,440	989,859
		989,859
Medical & Dental Instruments & Supplies — 1.3%
St. Jude Medical, Inc.(1)	18,290	719,529
		719,529
Medical Equipment — 2.5%
Illumina, Inc.(1)	12,000	590,400
Sirona Dental Systems, Inc.(1)	21,880	788,555
		1,378,955
Medical Services — 1.1%
Pharmaceutical Product Development, Inc.	23,950	593,720
		593,720
Oil Well Equipment & Services — 5.1%
Cameron International Corp.(1)	25,700	1,104,072
Core Laboratories N.V.	18,810	1,656,032
		2,760,104
Oil: Crude Producers — 2.2%
Southwestern Energy Co.(1)	35,900	1,200,496
		1,200,496
Pharmaceuticals — 2.0%
Shire PLC, ADR	7,670	516,038
United Therapeutics Corp.(1)	10,340	579,143
		1,095,181
Power Transmission Equipment — 1.6%
Regal-Beloit Corp.	14,820	869,786
		869,786
Producer Durables: Miscellaneous — 1.2%
BE Aerospace, Inc.(1)	21,530	652,574
		652,574
Restaurants — 3.1%
Starbucks Corp.	21,780	557,132

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Yum! Brands, Inc.	25,090	$1,155,646
		1,712,778
Scientific Instruments: Electrical — 3.2%
Cooper Industries PLC	14,310	700,188
GrafTech International Ltd.(1)	68,180	1,065,654
		1,765,842
Securities Brokerage & Services — 1.5%
IntercontinentalExchange, Inc.(1)	7,780	814,722
		814,722
Semiconductors & Components — 3.1%
Marvell Technology Group Ltd.(1)	61,430	1,075,639
Power Integrations, Inc.	19,730	627,217
		1,702,856
Specialty Retail — 4.8%
CarMax, Inc.(1)	12,880	358,837
Tractor Supply Co.	23,420	928,837
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	25,020	730,584
Urban Outfitters, Inc.(1)	20,060	630,686
		2,648,944
Telecommunications Equipment — 1.6%
CommScope, Inc.(1)	36,890	875,769
		875,769
Textiles, Apparel & Shoes — 2.2%
Guess?, Inc.	29,210	1,186,802
		1,186,802
Truckers — 1.4%
Landstar System, Inc.	20,230	781,283
		781,283
Total Common Stocks (Cost $42,100,683)		52,866,637

	Principal Amount
Repurchase Agreements — 3.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $1,897,006, due 10/1/2010(2)	$1,897,000	1,897,000
Total Repurchase Agreements (Cost $1,897,000)		1,897,000
Total Investments — 100.2% (Cost $43,997,683)		54,763,637
Other Liabilities, Net — (0.2)%		(128,086)
Total Net Assets — 100.0%		$54,635,551

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	4/30/2015	$1,937,967

Legend:

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$52,866,637	$—	$—	$52,866,637
Repurchase Agreements	—	1,897,000	—	1,897,000
Total	$52,866,637	$1,897,000	$—	$54,763,637

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 99.3%
Back Office Support, HR, And Consulting — 3.5%
Accenture PLC, Class A	45,320	$1,925,647
Verisk Analytics, Inc., Class A(1)	53,830	1,507,778
		3,433,425
Beverage: Soft Drinks — 2.7%
PepsiCo, Inc.	40,410	2,684,840
		2,684,840
Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc.(1)	24,600	1,583,256
Human Genome Sciences, Inc.(1)	40,310	1,200,835
		2,784,091
Building Materials — 0.9%
Martin Marietta Materials, Inc.	10,860	835,894
		835,894
Cable Television Services — 2.2%
DIRECTV, Class A(1)	51,850	2,158,515
		2,158,515
Chemicals: Diversified — 1.8%
Celanese Corp., Series A	29,860	958,506
FMC Corp.	11,560	790,820
		1,749,326
Chemicals: Specialty — 1.0%
Praxair, Inc.	11,080	1,000,081
		1,000,081
Communications Technology — 1.5%
Cisco Systems, Inc.(1)	67,340	1,474,746
		1,474,746
Computer Services, Software & Systems — 13.7%
Adobe Systems, Inc.(1)	58,210	1,522,192
F5 Networks, Inc.(1)	14,520	1,507,321
Google, Inc., Class A(1)	6,980	3,670,014
Intuit, Inc.(1)	24,840	1,088,240
Microsoft Corp.	36,610	896,579
Oracle Corp.	100,540	2,699,499
Rovi Corp.(1)	42,320	2,133,351
		13,517,196
Computer Technology — 12.5%
Apple, Inc.(1)	20,530	5,825,388
EMC Corp.(1)	71,940	1,461,101
International Business Machines Corp.	21,320	2,859,865
NetApp, Inc.(1)	42,280	2,105,121
		12,251,475
Containers & Packaging — 0.9%
Owens-Illinois, Inc.(1)	33,000	925,980
		925,980
Diversified Financial Services — 1.4%
JPMorgan Chase & Co.	34,890	1,328,262
		1,328,262
Diversified Manufacturing Operations — 1.4%
Danaher Corp.	33,970	1,379,522
		1,379,522
Diversified Retail — 7.2%
Amazon.com, Inc.(1)	13,500	2,120,310
Family Dollar Stores, Inc.	30,000	1,324,800
Target Corp.	47,670	2,547,485
Wal-Mart Stores, Inc.	20,920	1,119,638
		7,112,233
Drug & Grocery Store Chains — 2.3%
Walgreen Co.	66,850	2,239,475
		2,239,475
Electronic Entertainment — 1.2%
Activision Blizzard, Inc.	105,250	1,138,805
		1,138,805
Engineering & Contracting Services — 1.8%
Jacobs Engineering Group, Inc.(1)	46,760	1,809,612
		1,809,612
Financial Data & Systems — 1.8%
Visa, Inc., Class A	24,200	1,797,092
		1,797,092
Foods — 2.8%
McCormick & Co., Inc.	32,990	1,386,900
Sysco Corp.	47,810	1,363,541
		2,750,441
Health Care Services — 3.4%
Allscripts Healthcare Solutions, Inc.(1)	67,050	1,238,413
Cerner Corp.(1)	11,750	986,883
Medco Health Solutions, Inc.(1)	20,820	1,083,889
		3,309,185
Luxury Items — 1.3%
Fossil, Inc.(1)	22,800	1,226,412
		1,226,412
Machinery: Engines — 0.5%
Cummins, Inc.	5,930	537,139
		537,139
Medical & Dental Instruments & Supplies — 1.3%
St. Jude Medical, Inc.(1)	33,020	1,299,007
		1,299,007
Medical Equipment — 1.1%
Illumina, Inc.(1)	21,030	1,034,676
		1,034,676
Oil Well Equipment & Services — 3.4%
Cameron International Corp.(1)	51,390	2,207,715
Schlumberger Ltd.	17,920	1,104,051
		3,311,766
Oil: Crude Producers — 3.2%
Occidental Petroleum Corp.	23,250	1,820,475
Southwestern Energy Co.(1)	39,140	1,308,842
		3,129,317
Pharmaceuticals — 3.3%
Shire PLC, ADR	21,930	1,475,450
Teva Pharmaceutical Industries Ltd., ADR	33,110	1,746,553
		3,222,003
Railroads — 1.5%
CSX Corp.	27,100	1,499,172
		1,499,172
Restaurants — 2.5%
Starbucks Corp.	55,980	1,431,968
Yum! Brands, Inc.	22,930	1,056,156
		2,488,124
Scientific Instruments: Electrical — 1.3%
Cooper Industries PLC	25,200	1,233,036
		1,233,036
Securities Brokerage & Services — 3.1%
CME Group, Inc.	5,020	1,307,459
IntercontinentalExchange, Inc.(1)	17,030	1,783,382
		3,090,841
Semiconductors & Components — 2.8%
Intel Corp.	48,190	926,694
Marvell Technology Group Ltd.(1)	106,250	1,860,437
		2,787,131
See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Specialty Retail — 1.3%
CarMax, Inc.(1)	23,220	$646,909
Urban Outfitters, Inc.(1)	20,930	658,039
		1,304,948
Textiles, Apparel & Shoes — 1.2%
NIKE, Inc., Class B	14,620	1,171,647
		1,171,647
Tobacco — 2.3%
Philip Morris International, Inc.	40,400	2,263,208
		2,263,208
Transportation Miscellaneous — 2.4%
United Parcel Service, Inc., Class B	35,670	2,378,833
		2,378,833
Total Common Stocks (Cost $81,404,846)		97,657,456

	Principal Amount
Repurchase Agreements — 1.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $1,716,006, due 10/1/2010(2)	$1,716,000	1,716,000
Total Repurchase Agreements (Cost $1,716,000)		1,716,000
Total Investments — 101.0% (Cost $83,120,846)		99,373,456
Other Liabilities, Net — (1.0)%		(1,030,683)
Total Net Assets — 100.0%		$98,342,773

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	4/30/2015	$1,750,595

Legend:

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$97,657,456	$—	$—	$97,657,456
Repurchase Agreements	—	1,716,000	—	1,716,000
Total	$97,657,456	$1,716,000	$—	$99,373,456

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 93.6%
Cable Television Services — 3.0%
DIRECTV, Class A(1)	158,570	$6,601,269
		6,601,269
Communications Technology — 10.7%
Acme Packet, Inc.(1)	81,160	3,079,211
ADTRAN, Inc.	56,110	1,980,683
Aruba Networks, Inc.(1)	81,630	1,741,984
Ciena Corp.(1)	170,570	2,655,775
Cisco Systems, Inc.(1)	204,180	4,471,542
Finisar Corp.(1)	234,750	4,410,953
Infinera Corp.(1)	97,460	1,137,358
Oclaro, Inc.(1)	98,110	1,570,741
Riverbed Technology, Inc.(1)	30,050	1,369,679
ShoreTel, Inc.(1)	285,540	1,416,278
		23,834,204
Computer Services, Software & Systems — 38.4%
Adobe Systems, Inc.(1)	115,510	3,020,587
Akamai Technologies, Inc.(1)	54,580	2,738,824
Ariba, Inc.(1)	173,870	3,286,143
Baidu, Inc., ADR(1)	33,020	3,388,513
Blue Coat Systems, Inc.(1)	65,850	1,584,351
Cognizant Technology Solutions Corp., Class A(1)	69,870	4,504,519
comScore, Inc.(1)	96,295	2,264,858
Concur Technologies, Inc.(1)	57,660	2,850,710
Convio, Inc.(1)	153,400	1,414,348
Digital River, Inc.(1)	79,110	2,692,904
F5 Networks, Inc.(1)	51,790	5,376,320
Fortinet, Inc.(1)	71,080	1,777,000
Google, Inc., Class A(1)	17,290	9,090,909
Informatica Corp.(1)	75,430	2,897,266
Intuit, Inc.(1)	68,800	3,014,128
LogMeIn, Inc.(1)	39,070	1,405,739
Microsoft Corp.	217,700	5,331,473
Oracle Corp.	278,840	7,486,854
Rackspace Hosting, Inc.(1)	69,350	1,801,713
Rovi Corp.(1)	68,680	3,462,159
Salesforce.com, Inc.(1)	18,690	2,089,542
Sourcefire, Inc.(1)	75,950	2,190,398
Synopsys, Inc.(1)	193,840	4,801,417
The Ultimate Software Group, Inc.(1)	54,540	2,107,426
VeriSign, Inc.(1)	100,470	3,188,918
Yahoo! Inc.(1)	118,690	1,681,837
		85,448,856
Computer Technology — 18.2%
Apple, Inc.(1)	50,980	14,465,575
EMC Corp.(1)	215,760	4,382,086
International Business Machines Corp.	66,310	8,894,823
Isilon Systems, Inc.(1)	89,340	1,990,495
NetApp, Inc.(1)	124,970	6,222,256
Seagate Technology PLC(1)	296,110	3,488,176
Super Micro Computer, Inc.(1)	114,022	1,184,689
		40,628,100
Consumer Electronics — 1.7%
RealD, Inc.(1)	113,170	2,092,513
TiVo, Inc.(1)	190,040	1,721,763
		3,814,276
Consumer Services: Miscellaneous — 0.9%
Ancestry.com, Inc.(1)	92,750	2,110,990
		2,110,990
Diversified Retail — 3.5%
Amazon.com, Inc.(1)	30,390	4,773,054
GSI Commerce, Inc.(1)	78,569	1,940,654
HSN, Inc.(1)	37,420	1,118,858
		7,832,566
Electronic Entertainment — 1.3%
Activision Blizzard, Inc.	113,480	1,227,854
DTS, Inc.(1)	44,235	1,688,450
		2,916,304
Leisure Time — 1.1%
Priceline.com, Inc.(1)	6,730	2,344,328
		2,344,328
Power Transmission Equipment — 1.2%
Advanced Energy Industries, Inc.(1)	210,351	2,747,184
		2,747,184
Printing And Copying Services — 0.9%
VistaPrint N.V.(1)	49,690	1,920,518
		1,920,518
Production Technology Equipment — 1.5%
Lam Research Corp.(1)	82,230	3,441,325
		3,441,325
Semiconductors & Components — 9.5%
Entropic Communications, Inc.(1)	236,430	2,269,728
Hittite Microwave Corp.(1)	33,640	1,602,946
Marvell Technology Group Ltd.(1)	248,700	4,354,737
Netlogic Microsystems, Inc.(1)	71,520	1,972,521
O2Micro International Ltd., ADR(1)	501,352	3,063,261
Power Integrations, Inc.	56,959	1,810,727
RF Micro Devices, Inc.(1)	739,820	4,542,495
Volterra Semiconductor Corp.(1)	72,400	1,558,048
		21,174,463
Telecommunications Equipment — 0.9%
CommScope, Inc.(1)	85,010	2,018,137
		2,018,137
Utilities: Telecommunications — 0.8%
j2 Global Communications, Inc.(1)	70,547	1,678,313
		1,678,313
Total Common Stocks (Cost $168,225,408)		208,510,833

	Warrants
Warrants — 0.0%
Communications Technology — 0.0%
Lantronix, Inc.(1)(2)	2,878	—
		—
Total Warrants (Cost $0)		—

	Principal Amount
Repurchase Agreements — 6.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $14,359,048, due 10/1/2010(3)	$14,359,000	14,359,000
Total Repurchase Agreements (Cost $14,359,000)		14,359,000
Total Investments — 100.1% (Cost $182,584,408)		222,869,833
Other Liabilities, Net — (0.1)%		(177,276)
Total Net Assets — 100.0%		$222,692,557

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund—(Continued)

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	3/31/2011	$14,650,335

Legend:

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$208,510,833	$—	$—	$208,510,833
Warrants	—	—	—	—
Repurchase Agreements	—	14,359,000	—	14,359,000
Total	$208,510,833	$14,359,000	$—	$222,869,833

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 95.8%
Aerospace — 1.9%
HEICO Corp., Class A	54,868	$1,869,353
		1,869,353
Air Transport — 0.8%
Allegiant Travel Co.	17,400	736,368
		736,368
Back Office Support, HR, And Consulting — 2.1%
ICF International, Inc.(1)	38,400	962,688
Robert Half International, Inc.	41,800	1,086,800
		2,049,488
Banks: Diversified — 0.9%
IBERIABANK Corp.	17,600	879,648
		879,648
Biotechnology — 4.9%
Halozyme Therapeutics, Inc.(1)	135,786	1,046,910
Nektar Therapeutics(1)	85,800	1,267,266
Pharmasset, Inc.(1)	22,300	657,850
Savient Pharmaceuticals, Inc.(1)	33,600	768,432
Seattle Genetics, Inc.(1)	63,700	989,261
		4,729,719
Building Materials — 0.7%
Martin Marietta Materials, Inc.	8,700	669,639
		669,639
Casinos & Gambling — 1.0%
WMS Industries, Inc.(1)	25,387	966,483
		966,483
Cement — 0.7%
Eagle Materials, Inc.	29,342	695,405
		695,405
Communications Technology — 4.6%
ADTRAN, Inc.	35,900	1,267,270
NETGEAR, Inc.(1)	35,600	961,556
Oclaro, Inc.(1)	99,568	1,594,084
Riverbed Technology, Inc.(1)	14,700	670,026
		4,492,936
Computer Services, Software & Systems — 13.3%
comScore, Inc.(1)	81,217	1,910,224
Concur Technologies, Inc.(1)	16,700	825,648
Digital River, Inc.(1)	47,470	1,615,878
Dynavox, Inc., Class A(1)	51,108	414,997
Fortinet, Inc.(1)	40,300	1,007,500
Gartner, Inc.(1)	33,700	992,128
Informatica Corp.(1)	46,429	1,783,338
LogMeIn, Inc.(1)	22,900	823,942
Rackspace Hosting, Inc.(1)	45,400	1,179,492
The Ultimate Software Group, Inc.(1)	34,800	1,344,672
VeriFone Systems, Inc.(1)	31,812	988,399
		12,886,218
Computer Technology — 1.7%
Isilon Systems, Inc.(1)	31,567	703,313
Super Micro Computer, Inc.(1)	92,800	964,192
		1,667,505
Consumer Electronics — 1.8%
RealD, Inc.(1)	57,960	1,071,680
TiVo, Inc.(1)	78,044	707,079
		1,778,759
Consumer Lending — 1.4%
Portfolio Recovery Associates, Inc.(1)	21,016	1,358,685
		1,358,685
Consumer Services: Miscellaneous — 1.5%
Ancestry.com, Inc.(1)	64,800	1,474,848
		1,474,848
Diversified Retail — 2.1%
GSI Commerce, Inc.(1)	45,181	1,115,971
HSN, Inc.(1)	32,100	959,790
		2,075,761
Education Services — 1.2%
American Public Education, Inc.(1)	34,637	1,138,172
		1,138,172
Engineering & Contracting Services — 1.0%
Aecom Technology Corp.(1)	41,100	997,086
		997,086
Fertilizers — 1.6%
The Scotts Miracle-Gro Co., Class A	29,500	1,526,035
		1,526,035
Financial Data & Systems — 1.7%
Green Dot Corp., Class A(1)	8,400	407,232
Higher One Holdings, Inc.(1)	6,070	100,094
Wright Express Corp.(1)	32,000	1,142,720
		1,650,046
Foods — 2.1%
Diamond Foods, Inc.	30,000	1,229,700
Dole Food Co., Inc.(1)	91,000	832,650
		2,062,350
Health Care Services — 3.9%
Gentiva Health Services, Inc.(1)	17,100	373,635
HMS Holdings Corp.(1)	18,200	1,072,708
ICON PLC, ADR(1)	38,200	825,884
Medidata Solutions, Inc.(1)	77,800	1,493,760
		3,765,987
Health Care: Miscellaneous — 0.6%
MedAssets, Inc.(1)	29,000	610,160
		610,160
Insurance: Property-Casualty — 1.0%
Tower Group, Inc.	42,225	985,954
		985,954
Machinery: Industrial — 1.2%
Gardner Denver, Inc.	21,700	1,164,856
		1,164,856
Medical & Dental Instruments & Supplies — 3.1%
Align Technology, Inc.(1)	72,800	1,425,424
Neogen Corp.(1)	19,300	653,305
Volcano Corp.(1)	36,570	950,089
		3,028,818
Medical Equipment — 4.7%
Accuray, Inc.(1)	145,253	903,473
Dexcom, Inc.(1)	67,503	892,390
Masimo Corp.	24,000	655,440
SonoSite, Inc.(1)	11,117	372,531
Vital Images, Inc.(1)	52,431	693,662
Zoll Medical Corp.(1)	30,800	993,916
		4,511,412
Metal Fabricating — 0.9%
RBC Bearings, Inc.(1)	26,800	910,664
		910,664
Metals & Minerals: Diversified — 0.9%
Thompson Creek Metals Co., Inc.(1)	79,864	860,934
		860,934

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Oil Well Equipment & Services — 4.0%
Complete Production Services, Inc.(1)	55,400	$1,132,930
Core Laboratories N.V.	13,938	1,227,101
Dril-Quip, Inc.(1)	23,853	1,481,510
		3,841,541
Oil: Crude Producers — 0.5%
Comstock Resources, Inc.(1)	21,570	485,109
		485,109
Pharmaceuticals — 3.3%
BioMarin Pharmaceutical, Inc.(1)	38,355	857,234
Eurand N.V.(1)	87,100	857,064
Salix Pharmaceuticals Ltd.(1)	37,500	1,489,500
		3,203,798
Power Transmission Equipment — 2.2%
Advanced Energy Industries, Inc.(1)	83,919	1,095,982
Regal-Beloit Corp.	17,700	1,038,813
		2,134,795
Printing And Copying Services — 1.0%
VistaPrint N.V.(1)	24,306	939,427
		939,427
Producer Durables: Miscellaneous — 0.8%
BE Aerospace, Inc.(1)	24,500	742,595
		742,595
Restaurants — 2.6%
BJ’s Restaurants, Inc.(1)	46,020	1,295,923
P.F. Chang’s China Bistro, Inc.	25,789	1,191,452
		2,487,375
Scientific Instruments: Electrical — 1.3%
GrafTech International Ltd.(1)	81,200	1,269,156
		1,269,156
Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.	57,700	979,746
		979,746
Semiconductors & Components — 3.2%
Hittite Microwave Corp.(1)	20,000	953,000
Netlogic Microsystems, Inc.(1)	28,830	795,131
O2Micro International Ltd., ADR(1)	41,644	254,445
Power Integrations, Inc.	33,662	1,070,115
		3,072,691
Specialty Retail — 4.4%
Lumber Liquidators Holdings, Inc.(1)	40,958	1,006,338
Tractor Supply Co.	28,400	1,126,344
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	40,200	1,173,840
Zumiez, Inc.(1)	45,398	960,622
		4,267,144
Textiles, Apparel & Shoes — 4.3%
Guess?, Inc.	35,900	1,458,617
Steven Madden Ltd.(1)	27,600	1,133,256
Under Armour, Inc., Class A(1)	35,600	1,603,424
		4,195,297
Transportation Miscellaneous — 1.1%
Dynamex, Inc.(1)	68,741	1,048,300
		1,048,300
Truckers — 1.5%
Marten Transport Ltd.	30,396	704,579
Roadrunner Transportation Systems, Inc.(1)	71,500	775,060
		1,479,639
Utilities: Telecommunications — 1.3%
j2 Global Communications, Inc.(1)	52,486	1,248,642
		1,248,642
Total Common Stocks (Cost $77,609,183)		92,938,544

	Principal Amount
Repurchase Agreements — 3.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $3,518,012, due 10/1/2010(2)	$3,518,000	3,518,000
Total Repurchase Agreements (Cost $3,518,000)		3,518,000
Total Investments — 99.5% (Cost $81,127,183)		96,456,544
Other Assets, Net — 0.5%		532,301
Total Net Assets — 100.0%		$96,988,845

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	9/30/2014	$3,592,275

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$92,938,544	$—	$—	$92,938,544
Repurchase Agreements	—	3,518,000	—	3,518,000
Total	$92,938,544	$3,518,000	$—	$96,456,544

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 92.5%
Australia — 6.4%
Brambles Ltd.	130,486	$792,582
Fortescue Metals Group Ltd.(1)	103,899	524,360
James Hardie Industries N.V.(1)	41,000	222,626
Woodside Petroleum Ltd.	27,131	1,150,874
Woolworths Ltd.	33,905	944,943
		3,635,385
Brazil — 2.5%
B2W Companhia Global do Varejo	15,100	279,332
BM&F BOVESPA S.A.	53,600	448,250
OGX Petroleo e Gas Participacoes S.A.(1)	53,100	691,995
		1,419,577
Denmark — 3.4%
Novo Nordisk A/S, Class B	10,693	1,058,157
Novozymes A/S, Class B	2,712	344,408
Vestas Wind Systems A/S(1)	14,344	540,496
		1,943,061
France — 6.0%
Essilor International S.A.	13,371	920,753
L’Oreal S.A.	8,426	949,004
PPR	9,424	1,528,947
		3,398,704
Germany — 4.5%
Adidas AG	14,268	883,082
Aixtron AG	7,360	218,189
Q-Cells SE(1)	12,535	70,165
SAP AG	19,839	981,210
TUI AG(1)	31,117	379,845
		2,532,491
Hong Kong — 2.0%
Hong Kong Exchanges & Clearing Ltd.	33,700	662,534
Li & Fung Ltd.	83,200	468,208
		1,130,742
India — 0.9%
Housing Development Finance Corp. Ltd.	18,000	291,755
Reliance Capital Ltd.(1)	13,482	233,145
		524,900
Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR	11,700	617,175
		617,175
Italy — 1.3%
Intesa Sanpaolo	218,397	711,429
		711,429
Japan — 13.7%
Canon, Inc.	25,500	1,191,004
Hoya Corp.	19,700	481,101
Japan Tobacco, Inc.	201	669,744
Kyocera Corp.	3,100	293,268
Nintendo Co. Ltd.	4,800	1,203,901
Rakuten, Inc.	1,769	1,296,651
Rohm Co. Ltd.	6,100	377,779
SMC Corp.	6,800	897,563
Trend Micro, Inc.	7,000	209,651
Yamada Denki Co. Ltd.	10,090	626,598
Yamaha Motor Co. Ltd.(1)	34,700	522,275
		7,769,535
Luxembourg — 0.1%
Reinet Investments SCA(1)	3,406	57,040
		57,040
Mexico — 0.4%
Wal-Mart de Mexico S.A.B. de C.V., Series V	95,400	239,983
		239,983
People’s Republic of China — 7.2%
Baidu, Inc., ADR(1)	19,800	2,031,876
China Merchants Bank Co. Ltd., H shares	189,900	487,105
CNOOC Ltd.	296,000	575,287
Ports Design Ltd.	38,000	104,690
Tencent Holdings Ltd.	41,000	892,484
		4,091,442
Singapore — 0.7%
Singapore Exchange Ltd.	62,000	425,153
		425,153
South Africa — 0.5%
Impala Platinum Holdings Ltd.	11,300	291,069
		291,069
South Korea — 1.0%
Samsung Electronics Co. Ltd.	810	551,617
		551,617
Spain — 5.3%
Banco Santander S.A.	143,325	1,819,118
Industria de Diseno Textil S.A.	15,242	1,211,676
		3,030,794
Sweden — 8.4%
Alfa Laval AB	37,143	653,179
Atlas Copco AB, Class B	96,055	1,695,385
Oriflame Cosmetics S.A.	6,424	413,502
Sandvik AB	57,541	883,498
Svenska Handelsbanken AB, Class A	34,935	1,147,889
		4,793,453
Switzerland — 5.7%
ABB Ltd. (Reg S)(1)	28,351	598,630
Compagnie Financiere Richemont S.A., Class A	24,076	1,161,639
Geberit AG	3,392	604,391
Syngenta AG (Reg S)	3,425	852,009
		3,216,669
Taiwan — 1.0%
Taiwan Semiconductor Mfg. Co. Ltd., ADR	57,607	584,135
		584,135
Turkey — 1.3%
Turkiye Garanti Bankasi A.S., ADR	125,398	721,038
		721,038
United Kingdom — 19.1%
Autonomy Corp. PLC(1)	10,400	296,364
BG Group PLC	34,227	602,640
BHP Billiton PLC	58,600	1,868,896
British American Tobacco PLC	37,000	1,381,792
Lloyds Banking Group PLC(1)	460,680	534,461
Meggitt PLC	129,023	601,436
Prudential PLC	84,200	841,398
Rolls-Royce Group PLC(1)	96,000	911,747
SABMiller PLC	28,000	896,382
Signet Jewelers Ltd.(1)	9,906	314,155
Standard Chartered PLC	56,957	1,635,491
Tesco PLC	148,300	989,249
		10,874,011
Total Common Stocks (Cost $43,908,769)		52,559,403
Preferred Stocks — 5.2%
Brazil — 4.4%
Itau Unibanco Holding S.A., ADR	42,440	1,026,199
Petroleo Brasileiro S.A., ADR	44,700	1,467,054
		2,493,253

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Germany — 0.8%
Porsche Automobil Holding SE	8,605	$425,534
		425,534
Total Preferred Stocks (Cost $3,295,023)		2,918,787

	Rights
Rights — 0.0%
Germany — 0.0%
Q-Cells SE(1)(2)	12,535	—
Q-Cells SE(1)	12,535	16,405
		16,405
Total Rights (Cost $41,358)		16,405

	Principal Amount
Repurchase Agreements — 1.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2010, maturity value of $1,096,000, due 10/1/2010(3)	$1,096,000	1,096,000
Total Repurchase Agreements (Cost $1,096,000)		1,096,000
Total Investments — 99.6% (Cost $48,341,150)		56,590,595
Other Assets, Net — 0.4%		209,852
Total Net Assets — 100.0%		$56,800,447

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	4/30/2015	$1,118,882

Legend:

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs				Total
Investments in Securities	Level 1	Level 2		Level 3
Common Stocks	$5,613,785	$46,945,618	*	$—	$52,559,403
Preferred Stocks	2,493,253	425,534	*	—	2,918,787
Rights	16,405	—		—	16,405
Repurchase Agreements	—	1,096,000		—	1,096,000
Total	$8,123,443	$48,467,152		$—	$56,590,595

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 85.8%
Brazil — 8.9%
BM&F BOVESPA S.A.	1,312,900	$10,979,631
Lojas Renner S.A.	444,400	15,230,943
MercadoLibre, Inc.(1)	208,550	15,053,139
OGX Petroleo e Gas Participacoes S.A.(1)	5,326,200	69,410,585
Petroleo Brasileiro S.A., ADR	986,400	35,776,728
Vale S.A., ADR	1,173,700	36,701,599
		183,152,625
India — 10.0%
ACC Ltd.	539,200	11,928,513
Cairn Energy PLC(1)	7,453,662	53,192,322
Hero Honda Motors Ltd.	428,700	17,839,191
Housing Development Finance Corp. Ltd.	1,637,000	26,533,540
Infrastructure Development Finance Co. Ltd.	3,833,100	17,439,944
IVRCL Infrastructures and Projects Ltd.	3,284,000	11,722,629
Mahindra & Mahindra Ltd.	2,055,484	31,690,214
Reliance Capital Ltd.	912,877	15,786,417
Tata Power Co. Ltd.	647,800	19,548,395
		205,681,165
Indonesia — 6.1%
PT Astra International Tbk	5,655,500	35,889,645
PT Bank Mandiri Tbk	32,309,000	26,016,054
PT Bank Rakyat Indonesia Tbk	17,768,000	19,894,725
PT Bumi Resources Tbk	83,200,500	19,774,857
PT Semen Gresik (Persero) Tbk	9,022,500	10,004,808
PT Tambang Batubara Bukit Asam Tbk	6,769,500	14,752,595
		126,332,684
Kazakhstan — 0.3%
KazMunaiGas Exploration Production, GDR	351,000	6,220,392
		6,220,392
Malaysia — 0.5%
Public Bank Berhad	2,764,700	11,136,972
		11,136,972
Mexico — 4.0%
America Movil S.A.B. de C.V., ADR, Series L	594,700	31,715,351
Cemex S.A.B. de C.V., ADR(1)	2,382,200	20,248,700
Grupo Financiero Banorte S.A.B. de C.V.	1,941,546	7,364,583
Wal-Mart de Mexico S.A.B. de C.V.	9,214,844	23,180,342
		82,508,976
People’s Republic of China — 16.2%
Alibaba.com Ltd.(1)	8,678,000	18,043,065
Baidu, Inc., ADR(1)	458,000	46,999,960
Bank of China Ltd., H shares	47,883,000	25,137,426
BYD Co. Ltd., H shares	1,396,500	11,149,898
China Construction Bank Corp., H shares	36,893,000	32,244,435
China Life Insurance Co. Ltd., H shares	4,529,000	17,907,145
China Longyuan Power Group Corp., H shares(1)	14,724,000	14,576,461
China Merchants Bank Co. Ltd., H shares	6,167,286	15,819,446
China Molybdenum Co. Ltd., H shares	10,399,000	7,458,591
China National Building Material Co. Ltd., H shares	3,820,000	8,894,562
China Shenhua Energy Co. Ltd., H shares	4,193,000	17,267,580
China South Locomotive and Rolling Stock Corp., H shares	17,818,000	16,944,766
China Taiping Insurance Holdings Co. Ltd.(1)	6,309,000	21,084,855
Dongfeng Motor Group Co. Ltd., H shares	6,382,000	13,003,139
Kunlun Energy Co. Ltd.	7,310,000	9,452,475
Parkson Retail Group Ltd.	6,850,000	11,908,886
Renhe Commercial Holdings	68,556,000	12,806,569
SINA Corp.(1)	193,400	9,782,172
Want Want China Holdings Ltd.	24,263,000	22,467,779
		332,949,210
Peru — 0.5%
Credicorp Ltd.	96,700	11,014,130
		11,014,130
Russia — 2.5%
Evraz Group S.A., GDR (Reg S)(1)	359,000	10,728,709
Mobile TeleSystems, ADR	402,500	8,545,075
Severstal, GDR (Reg S)(1)	686,900	10,187,296
VimpelCom Ltd., ADR(1)	452,800	6,724,080
X5 Retail Group N.V., GDR (Reg S)(1)	373,920	14,993,549
		51,178,709
South Africa — 5.6%
AngloGold Ashanti Ltd.	158,300	7,329,719
AngloGold Ashanti Ltd., ADR	205,500	9,502,320
Gold Fields Ltd.	1,806,400	27,480,992
Gold Fields Ltd., ADR	604,500	9,230,715
Lonmin PLC(1)	836,700	21,952,568
Massmart Holdings Ltd.	1,065,801	22,570,996
Naspers Ltd., N shares	349,000	17,030,407
		115,097,717
South Korea — 9.8%
Cheil Industries, Inc.	166,400	14,558,628
GLOVIS Co. Ltd.	137,900	18,453,986
Hyundai Development Co.	380,100	10,063,454
Hyundai Mobis	121,400	27,363,312
KB Financial Group, Inc.	370,540	15,904,916
NHN Corp.(1)	81,600	14,025,388
Samsung Electronics Co. Ltd.	83,500	56,864,257
Samsung Fire & Marine Insurance Co. Ltd.	133,300	22,802,677
Shinsegae Co. Ltd.	42,660	22,518,422
		202,555,040
Taiwan — 9.1%
Advanced Semiconductor Engineering, Inc.	12,996,472	10,596,652
China Life Insurance Co. Ltd.	27,341,713	23,637,868
China Steel Corp.	17,724,214	18,333,546
Evergreen Marine Corp.(1)	21,837,000	15,435,603
Far Eastern Department Stores Ltd.	16,973,460	21,374,156
Hon Hai Precision Industry Co. Ltd.	9,395,237	35,235,808
MediaTek, Inc.	1,522,476	21,363,675
Polaris Securities Co. Ltd.	12,892,000	6,388,311
Taiwan Semiconductor Manufacturing Co. Ltd.	17,947,534	35,518,151
		187,883,770
Thailand — 2.1%
Bank of Ayudhya Public Co. Ltd.	37,717,300	31,358,497
Thoresen Thai Agencies Public Co. Ltd.	13,694,200	10,871,195
		42,229,692
Turkey — 3.9%
Turkiye Garanti Bankasi A.S.	6,853,548	39,711,003
Turkiye Is Bankasi	9,341,962	39,598,824
		79,309,827
Other African Countries — 3.0%
Chariot Oil & Gas Ltd.(1)	2,833,894	6,304,185
First Quantum Minerals Ltd.	71,958	5,472,557
Kenmare Resources PLC(1)	49,705,429	15,740,753
Tullow Oil PLC	1,658,400	33,197,952
		60,715,447
Other Emerging Markets Countries — 3.3%
Desire Petroleum PLC(1)	2,688,683	6,518,651
Dragon Oil PLC(1)	6,851,403	47,311,337
Rockhopper Exploration PLC(1)	1,814,682	13,227,169
		67,057,157
Total Common Stocks (Cost $1,357,805,477)		1,765,023,513

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Exchange-Traded Funds — 3.9%
United States — 3.9%
iShares MSCI Emerging Markets Index	1,773,000	$79,377,210
		79,377,210
Total Exchange-Traded Funds (Cost $73,686,804)		79,377,210
Preferred Stocks — 8.9%
Brazil — 7.7%
All America Latina Logistica (Units)	2,306,590	23,324,914
Banco Bradesco S.A.	1,496,775	30,006,269
Bradespar S.A.	1,389,700	33,264,096
Comp. Lorenz S.A.(1)(2)(3)	4,700,000	—
Compahia Brasileira de Distribuicao Grupo Pao de Acucar, A Shares	525,500	18,122,296
Companhia Energetica de Minas Gerais	1,095,572	17,773,907
Itausa-Investimentos Itau S.A.	4,718,080	36,026,947
		158,518,429
South Korea — 1.2%
Samsung Electronics Co. Ltd.	48,153	23,515,219
		23,515,219
Total Preferred Stocks (Cost $141,351,789)		182,033,648

	Principal Amount
Repurchase Agreements — 0.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2010, maturity value of $9,228,003, due 10/1/2010(4)	$9,228,000	9,228,000
Total Repurchase Agreements (Cost $9,228,000)		9,228,000
Total Investments — 99.0% (Cost $1,582,072,070)		2,035,662,371
Other Assets, Net — 1.0%		21,175,004
Total Net Assets — 100.0%		$2,056,837,375

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Comp. Lorenz S.A.	4,700,000	$179,645	$—	6/27/1997	0.00%
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	1/31/2017	$9,417,488

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs				Total
Investments in Securities	Level 1	Level 2		Level 3
Common Stocks	$386,159,778	$1,378,863,735	*	$—	$1,765,023,513
Exchange-Traded Funds	79,377,210	—		—	79,377,210
Preferred Stocks	158,518,429	23,515,219	*	—	182,033,648
Repurchase Agreements	—	9,228,000		—	9,228,000
Total	$624,055,417	$1,411,606,954		$—	$2,035,662,371

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2009	$522,000
Change in unrealized appreciation/depreciation	1,826,600
Net realized gain/loss	(1,849,777)
Net purchases/sales	(498,823)
Net transfers in and/or out of Level 3	—
Balance as of 9/30/2010	$—

Changes in net unrealized appreciation/depreciation for Level 3 investments held by the Fund during the nine months ended September 30, 2010 approximate the change in unrealized appreciation/depreciation in the table above.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2010 (unaudited)	Principal Amount	Value
Asset Backed Securities — 3.7%
Ameriquest Mortgage Securities, Inc.
2003-5 A6	$894,838	$805,896
4.541% due 4/25/2033(1)
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	130,528	129,864
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033(1)	307,936	309,812
CNH Equipment Trust
2009-C A4
3.00% due 8/17/2015	1,700,000	1,780,555
DB Master Finance LLC
2006-1 A2
5.779% due 6/20/2031(2)	1,545,102	1,554,311
Hertz Vehicle Financing LLC
2009-2A A1
4.26% due 3/25/2014(2)	1,400,000	1,468,777
Total Asset Backed Securities (Cost $5,938,099)		6,049,215
Collateralized Mortgage Obligations — 15.3%
Banc of America Alternative Loan Trust
2004-1 2A1
6.00% due 2/25/2034	1,151,339	1,197,144
Banc of America Mortgage Securities, Inc.
2003-2 1A4
4.875% due 4/25/2033	733,351	735,271
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	469,021	481,362
Citicorp Mortgage Securities, Inc.
2007-8 1A3
6.00% due 9/25/2037	603,601	589,280
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	397,839	392,981
2006-19CB A15
6.00% due 8/25/2036	527,093	462,201
Countrywide Home Loans Trust
2002-19 1A1
6.25% due 11/25/2032	319,521	306,226
FHLMC
2663 VQ
5.00% due 6/15/2022	400,000	438,022
1534 Z
5.00% due 6/15/2023	299,447	299,460
3227 PR
5.50% due 9/15/2035(3)	2,300,000	2,543,150
FNMA
2002-77 QG
5.50% due 12/25/2032	1,080,000	1,207,406
2006-45 AC
5.50% due 6/25/2036	193,066	195,590
2002-52 PB
6.00% due 2/25/2032	555,751	571,601
GNMA
1997-19 PG
6.50% due 12/20/2027(3)	910,147	940,399
J.P. Morgan Mortgage Trust
2005-A3 11A2
4.486% due 6/25/2035(1)	1,016,000	1,013,619
2004-S2 1A3
4.75% due 11/25/2019	716,761	726,418
Master Asset Securitization Trust
2003-5 2A1
5.00% due 6/25/2018	572,506	595,737
2003-7 4A33
5.25% due 9/25/2033	1,964,327	2,035,787
2003-10 3A7
5.50% due 11/25/2033	770,980	776,048
Prime Mortgage Trust
2004-2 A3
5.25% due 11/25/2019	509,331	524,486
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	386,920	391,481
Residential Funding Mortgage Securities I
2005-S1 2A1
4.75% due 2/25/2020	1,046,406	1,071,589
2003-S20 1A4
5.50% due 12/25/2033	1,043,164	1,067,697
Residential Funding Mortgage Securities Trust
2006-S3 A7
5.50% due 3/25/2036	758,771	701,450
Wells Fargo Mortgage Backed Securities Trust
2005-2 2A1
4.75% due 4/25/2020(3)	1,256,197	1,301,702
2004-2 A1
5.00% due 1/25/2019	635,565	656,530
2006-1 A3
5.00% due 3/25/2021	1,402,206	1,387,888
2003-2 A7
5.25% due 2/25/2018(3)	1,262,268	1,314,652
2006-7 1A1
5.25% due 6/25/2021	448,625	447,831
2007-13 A7
6.00% due 9/25/2037	695,590	655,879
Total Collateralized Mortgage Obligations (Cost $24,587,608)		25,028,887
Senior Secured Loans — 0.6%
Finance Companies — 0.2%
AGFS Funding Co.
Term Loan B
7.25% due 4/21/2015(1)	250,000	251,077
		251,077
Food — 0.1%
Dole Food Co., Inc.
Term Loan B
5.00% - 5.50% due 3/2/2017(1)	70,235	70,543
Term Loan C
5.00% - 5.50% due 3/2/2017(1)	174,447	175,211
		245,754
Healthcare — 0.2%
IMS Health, Inc.
Term Loan B
5.25% due 2/26/2016(1)	247,560	248,746
		248,746
Technology — 0.1%
Dealer Computer Services, Inc.
Term Loan B
5.25% due 4/21/2017(1)	230,083	230,025
		230,025
Total Senior Secured Loans (Cost $962,688)		975,602

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities — 17.2%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037(2)	$1,240,000	$1,362,615
Banc of America Commercial Mortgage, Inc.
2003-1 A2
4.648% due 9/11/2036	650,000	687,577
2005-6 A4
5.346% due 9/10/2047(1)	1,500,000	1,651,406
2006-2 A4
5.928% due 5/10/2045(1)	927,000	1,016,793
Bear Stearns Commercial Mortgage Securities
2003-T10 A2
4.74% due 3/13/2040	1,500,000	1,599,786
1999-C1 B
6.20% due 2/14/2031	361,789	376,483
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030(2)	1,019,000	1,078,992
Crown Castle Towers LLC	1,500,000	1,657,095
Sr. Sec. Nt.
6.113% due 1/15/2020(2)
CS First Boston Mortgage Securities Corp.
2004-C5 A2
4.183% due 11/15/2037	454,277	453,938
2001-CP4 A4
6.18% due 12/15/2035	1,257,173	1,281,785
2001-CK1 A3
6.38% due 12/18/2035	368,797	368,885
GE Capital Commercial Mortgage Corp.
2003-C2 A2
4.17% due 7/10/2037	2,453	2,452
2003-C2 A4
5.145% due 7/10/2037	715,000	774,342
GMAC Commercial Mortgage Securities, Inc.	572,000	560,627
2006-C1 AM
5.29% due 11/10/2045(1)
Greenwich Capital Commercial Funding Corp.
2003-C2 A4
4.915% due 1/5/2036	1,100,000	1,194,148
2004-GG1 A7
5.317% due 6/10/2036	1,052,000	1,153,000
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2005-LDP3 A4
4.936% due 8/15/2042(1)	1,000,000	1,078,537
2005-LDP5 A4
5.363% due 12/15/2044(1)	720,000	792,857
2001-C1 A3
5.857% due 10/12/2035	982,627	1,016,037
2001-CIBC A3
6.26% due 3/15/2033	438,194	440,144
LB UBS Commercial Mortgage Trust	1,500,000	1,604,433
2002-C7 A4
4.96% due 12/15/2031
Merrill Lynch Mortgage Trust	1,110,000	1,209,610
2004-BPC1 A5
4.855% due 10/12/2041(1)
Morgan Stanley Capital I
2003-T11 A3
4.85% due 6/13/2041	115,632	118,651
2005-HQ7 AAB
5.353% due 11/14/2042(1)	1,500,000	1,595,713
Salomon Brothers Mortgage Securities VII, Inc.	839,000	890,244
1999-C1 G
6.93% due 5/18/2032(1)(2)
SBA Tower Trust
Sec. Nt.
4.254% due 4/15/2015(2)	1,500,000	1,594,998
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	561,000	602,819
2005-C18 A4
4.935% due 4/15/2042	705,000	762,800
2005-C21 APB
5.339% due 10/15/2044(1)	1,100,000	1,146,780
Total Commercial Mortgage-Backed Securities (Cost $26,491,309)		28,073,547
Corporate Bonds — 32.8%
Aerospace & Defense — 0.2%
L-3 Communications Corp.	125,000	135,120
5.20% due 10/15/2019
TRW, Inc.
7.75% due 6/1/2029	150,000	198,840
		333,960
Automotive — 0.8%
BorgWarner, Inc.
Sr. Nt.	500,000	507,763
4.625% due 9/15/2020
DaimlerChrysler NA Holdings
6.50% due 11/15/2013	80,000	91,506
Ford Motor Credit Co. LLC
Sr. Nt.	650,000	710,789
8.00% due 6/1/2014		1,310,058
Banking — 5.7%
American Express Bank FSB
6.00% due 9/13/2017	250,000	285,154
Bank of America Corp.
Sr. Nt.
7.375% due 5/15/2014	400,000	459,741
Barclays Bank PLC
Sr. Nt.
5.125% due 1/8/2020	400,000	432,461
Citigroup, Inc.
Sr. Nt.
6.125% due 11/21/2017 - 5/15/2018	850,000	927,828
City National Corp.
5.125% due 2/15/2013	300,000	315,758
Credit Suisse/New York NY
Sr. Nt.
3.50% due 3/23/2015	250,000	262,985
5.30% due 8/13/2019	150,000	166,174
Deutsche Bank AG London
6.00% due 9/1/2017	300,000	345,825
Discover Bank
Sr. Nt.
7.00% due 4/15/2020	400,000	435,144
HSBC USA, Inc.
4.625% due 4/1/2014	200,000	214,312
JPMorgan Chase Bank N.A.
6.00% due 10/1/2017	650,000	737,820
Lloyds TSB Bank PLC
5.80% due 1/13/2020 (2)	350,000	366,653
Merrill Lynch & Co.
6.05% due 8/15/2012	250,000	268,328
Morgan Stanley
5.95% due 12/28/2017	550,000	590,797

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
PNC Bank N.A.
6.875% due 4/1/2018	$200,000	$234,969
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	500,000	506,090
Santander U.S. Debt S.A. Unipersonal
3.724% due 1/20/2015(2)	400,000	405,807
Sovereign Bank, Inc.
5.125% due 3/15/2013	150,000	157,138
The Bear Stearns Cos. LLC
Sub. Nt.
5.55% due 1/22/2017	200,000	218,113
The Goldman Sachs Group, Inc.
5.125% due 1/15/2015	400,000	433,024
Sr. Nt.
5.375% due 3/15/2020	500,000	527,006
5.625% due 1/15/2017	80,000	84,715
UBS AG Stamford CT
Sr. Nt.
4.875% due 8/4/2020	400,000	421,768
USB Realty Corp.
6.091% due 12/22/2049(2)(4)	250,000	185,000
Wells Fargo Bank NA
5.75% due 5/16/2016	300,000	336,748
		9,319,358
Brokerage — 0.5%
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/29/2049(4)(5)	200,000	20
Nomura Holdings, Inc.
Sr. Nt.
5.00% due 3/4/2015	400,000	432,025
The Charles Schwab Corp.
Sr. Nt.
4.95% due 6/1/2014	300,000	333,297
		765,342
Building Materials — 0.5%
CRH America, Inc.
6.00% due 9/30/2016	350,000	391,865
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	400,000	415,085
		806,950
Chemicals — 0.7%
FMC Corp.
Sr. Nt.
5.20% due 12/15/2019	250,000	271,273
Incitec Pivot Finance LLC
6.00% due 12/10/2019(2)	300,000	318,060
Lubrizol Corp.
Sr. Nt.
8.875% due 2/1/2019	200,000	259,835
The Dow Chemical Co.
Sr. Nt.
5.70% due 5/15/2018	250,000	271,811
		1,120,979
Construction Machinery — 0.2%
Joy Global, Inc.
6.00% due 11/15/2016	300,000	328,538
		328,538
Consumer Products — 0.1%
Whirlpool Corp.
Nt.
8.00% due 5/1/2012	200,000	217,942
		217,942
Diversified Manufacturing — 0.3%
Pall Corp.
Sr. Nt.
5.00% due 6/15/2020	250,000	271,379
Siemens Financieringsmat N.V.
6.125% due 8/17/2026(2)	200,000	235,111
		506,490
Electric — 1.4%
Alabama Power Co.
5.65% due 3/15/2035	300,000	321,234
Duquesne Light Holdings, Inc.
Sr. Nt.
5.50% due 8/15/2015	300,000	312,857
Florida Power & Light Co.
4.95% due 6/1/2035	200,000	206,116
Nevada Power Co.
6.65% due 4/1/2036	250,000	299,350
Pacific Gas & Electric Co.
6.05% due 3/1/2034	100,000	113,365
Potomac Edison Co.
5.35% due 11/15/2014	300,000	331,259
PPL Electric Utilities Corp.
6.25% due 5/15/2039	400,000	486,984
Virginia Electric and Power Co.
Sr. Nt.
8.875% due 11/15/2038	200,000	304,365
		2,375,530
Energy — 2.7%
BP Capital Markets PLC
4.50% due 10/1/2020	400,000	409,046
Canadian Natural Resources Ltd.
6.25% due 3/15/2038	150,000	172,444
Cenovus Energy, Inc.
Sr. Nt.
5.70% due 10/15/2019	400,000	468,726
Dolphin Energy Ltd.
Sr. Sec. Nt.
5.888% due 6/15/2019(2)	719,475	776,313
Hess Corp.
Sr. Nt.
5.60% due 2/15/2041	500,000	521,700
Husky Energy, Inc.
Sr. Nt.
5.90% due 6/15/2014	150,000	166,892
Motiva Enterprises LLC
Nt.
5.75% due 1/15/2020(2)	300,000	343,121
Suncor Energy, Inc.
Sr. Nt.
6.50% due 6/15/2038	300,000	344,351
Tosco Corp.
8.125% due 2/15/2030	125,000	171,164
Transocean, Inc.
Sr. Nt.
6.00% due 3/15/2018	200,000	212,720
Valero Energy Corp.
Sr. Nt.
9.375% due 3/15/2019	150,000	191,559
Weatherford International Ltd.
5.15% due 3/15/2013	200,000	214,143
Western Oil Sands, Inc.
8.375% due 5/1/2012	350,000	385,378
		4,377,557
Entertainment — 0.4%
Time Warner, Inc.
7.57% due 2/1/2024	350,000	439,153

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Viacom, Inc.
6.875% due 4/30/2036	$200,000	$234,797
		673,950
Food And Beverage — 0.8%
Anheuser-Busch InBev Worldwide, Inc.	250,000	269,115
4.125% due 1/15/2015
Diageo Capital PLC
5.50% due 9/30/2016	125,000	145,801
Kraft Foods, Inc.
Sr. Nt.
6.125% due 2/1/2018	300,000	353,701
6.50% due 2/9/2040	125,000	146,358
Mead Johnson Nutrition Co.
Sr. Nt.
4.90% due 11/1/2019	300,000	329,949
		1,244,924
Government Related — 1.0%
Korea Electric Power Corp.
Sr. Nt.
5.50% due 7/21/2014(2)	250,000	274,440
Pemex Project Funding Master Trust
5.75% due 3/1/2018	175,000	191,788
Petrobras International Finance Co.
5.875% due 3/1/2018	400,000	444,478
RAS Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
6.75% due 9/30/2019(2)	550,000	657,397
		1,568,103
Health Insurance — 0.3%
UnitedHealth Group, Inc.
6.50% due 6/15/2037	125,000	143,337
WellPoint, Inc.
Sr. Nt.
4.35% due 8/15/2020	300,000	310,950
		454,287
Healthcare — 0.9%
Beckman Coulter, Inc.
Sr. Nt.
7.00% due 6/1/2019	250,000	305,013
Becton Dickinson and Co.
Sr. Nt.
5.00% due 5/15/2019	250,000	286,259
Life Technologies Corp.
Sr. Nt.
4.40% due 3/1/2015	250,000	266,679
McKesson Corp.
Sr. Nt.
7.50% due 2/15/2019	200,000	252,569
Zimmer Holdings, Inc.
Sr. Nt.
4.625% due 11/30/2019	300,000	323,299
		1,433,819
Industrial - Other — 0.2%
Princeton University
Sr. Nt.
5.70% due 3/1/2039	300,000	354,684
		354,684
Insurance - Life — 1.8%
AXA SA
6.463% due 12/31/2049(2)(4)	200,000	173,500
MetLife, Inc.
6.40% due 12/15/2036	125,000	116,875
Sr. Nt. Series A
6.817% due 8/15/2018	400,000	482,585
New York Life Insurance Co.
Sub. Nt.
6.75% due 11/15/2039(2)	300,000	370,057
Prudential Financial, Inc.
Sr. Nt.
7.375% due 6/15/2019	400,000	487,260
Symetra Financial Corp.
6.125% due 4/1/2016(2)(6)	300,000	310,413
Teachers Insurance & Annuity Association of America
Nt.
6.85% due 12/16/2039(2)	300,000	369,174
The Hartford Financial Services Group, Inc.
Sr. Nt.
5.50% due 3/30/2020	300,000	305,105
UnumProvident Finance Co.
Sr. Nt.
6.85% due 11/15/2015(2)	300,000	334,647
		2,949,616
Insurance P&C — 1.4%
Ace INA Holdings, Inc.	200,000	228,385
5.80% due 3/15/2018
Allied World Assurance Co. Hldgs. Ltd.
7.50% due 8/1/2016	335,000	378,717
Berkshire Hathaway Finance Corp.
5.75% due 1/15/2040	400,000	441,499
CNA Financial Corp.
Sr. Nt.
6.00% due 8/15/2011	300,000	311,004
Liberty Mutual Group, Inc.
7.50% due 8/15/2036(2)	100,000	101,712
The Northwestern Mutual Life Insurance Co.
Nt.
6.063% due 3/30/2040(2)	400,000	464,662
The Travelers Cos., Inc.
Sr. Nt.
5.75% due 12/15/2017	300,000	344,319
		2,270,298
Media Cable — 1.1%
Comcast Corp.
6.45% due 3/15/2037	350,000	388,806
6.50% due 1/15/2017	500,000	594,798
Time Warner Cable, Inc.
5.85% due 5/1/2017	700,000	798,150
		1,781,754
Media Noncable — 0.5%
Discovery Communications LLC
5.625% due 8/15/2019	300,000	337,964
News America Holdings, Inc.
8.00% due 10/17/2016	150,000	189,992
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	300,000	300,000
		827,956
Metals And Mining — 1.5%
Allegheny Technologies, Inc.
Sr. Nt.
9.375% due 6/1/2019	400,000	483,428
ArcelorMittal
Sr. Nt.
6.125% due 6/1/2018	250,000	270,379
Cliffs Natural Resources, Inc.
Sr. Nt.
5.90% due 3/15/2020	400,000	439,138

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.375% due 4/1/2017	$300,000	$334,875
Steel Dynamics, Inc.
6.75% due 4/1/2015	500,000	511,250
Teck Resources Ltd.
Sr. Nt.
5.375% due 10/1/2015	250,000	275,167
Vale Overseas Ltd.
6.25% due 1/23/2017	100,000	114,467
		2,428,704
Non Captive Consumer — 0.2%
Household Finance Corp.
6.375% due 11/27/2012	300,000	328,113
		328,113
Non Captive Diversified — 0.9%
GATX Corp.
Sr. Nt.
4.75% due 5/15/2015	250,000	267,299
General Electric Capital Corp.
Sr. Nt.
5.625% due 5/1/2018	450,000	499,489
6.75% due 3/15/2032	200,000	222,348
KKR Group Finance Co.
6.375% due 9/29/2020(2)	400,000	408,519
		1,397,655
Paper — 0.2%
Rock-Tenn Co.
Sr. Sec. Nt.
8.20% due 8/15/2011	350,000	366,188
		366,188
Pharmaceuticals — 0.6%
Abbott Laboratories
Sr. Nt.
5.125% due 4/1/2019	300,000	345,762
Astrazeneca PLC
6.45% due 9/15/2037	150,000	188,847
Pfizer, Inc.
Sr. Nt.
6.20% due 3/15/2019	300,000	369,377
Wyeth
5.95% due 4/1/2037	125,000	147,472
		1,051,458
Pipelines — 1.5%
Boardwalk Pipelines LLC
5.75% due 9/15/2019	400,000	443,620
Energy Transfer Partners LP
Sr. Nt.
6.70% due 7/1/2018	225,000	262,053
8.50% due 4/15/2014	250,000	296,829
Enterprise Products Operating LLC
5.20% due 9/1/2020	400,000	433,138
8.375% due 8/1/2066(1)	100,000	104,375
Magellan Midstream Partners LP
6.55% due 7/15/2019	400,000	477,794
Williams Partners LP
Sr. Nt.
5.25% due 3/15/2020	350,000	380,476
		2,398,285
Railroads — 0.1%
Canadian National Railway Co.
Sr. Nt.
5.85% due 11/15/2017	200,000	236,714
		236,714
REITs — 1.4%
CommonWealth REIT
Sr. Nt.
5.875% due 9/15/2020	300,000	298,541
Equity One, Inc.
6.25% due 12/15/2014	300,000	325,053
ERP Operating LP
5.375% due 8/1/2016	200,000	220,773
Liberty Property LP
7.25% due 3/15/2011	200,000	204,581
ProLogis
Sr. Sec. Nt.
6.875% due 3/15/2020	400,000	393,245
Regency Centers LP
6.75% due 1/15/2012	400,000	419,409
Westfield Group
5.40% due 10/1/2012(2)	350,000	373,344
		2,234,946
Retailers — 0.8%
Macy’s Retail Holdings, Inc.
5.90% due 12/1/2016	350,000	372,750
6.625% due 4/1/2011	350,000	359,625
Nebraska Book Co., Inc.
Sr. Sec. Nt.
10.00% due 12/1/2011	150,000	151,875
Nordstrom, Inc.
Sr. Nt.
6.25% due 1/15/2018	250,000	291,889
Target Corp.
Sr. Nt.
7.00% due 1/15/2038	150,000	193,422
		1,369,561
Supermarkets — 0.2%
New Albertsons, Inc.	350,000	356,563
Sr. Nt.
7.50% due 2/15/2011
		356,563
Technology — 1.2%
Agilent Technologies, Inc.
Sr. Nt.
5.50% due 9/14/2015	250,000	281,068
Cisco Systems, Inc.
5.50% due 2/22/2016	125,000	147,456
Computer Sciences Corp.
Sr. Nt. Series WI
6.50% due 3/15/2018	200,000	229,637
Corning, Inc.
Sr. Nt.
6.625% due 5/15/2019	250,000	302,669
International Business Machines Corp.
5.70% due 9/14/2017	100,000	119,449
Kla-Tencor Corp.
Sr. Nt.
6.90% due 5/1/2018	500,000	573,546
National Semiconductor Corp.
6.60% due 6/15/2017	250,000	291,414
		1,945,239
Wireless — 1.0%
America Movil S.A.B. de C.V.
5.00% due 10/16/2019	500,000	535,738
American Tower Corp.
Sr. Nt.
4.625% due 4/1/2015	400,000	426,587
Cellco Partnership
Sr. Nt.
5.55% due 2/1/2014	150,000	169,628
See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Vodafone Group PLC
Sr. Nt.
5.45% due 6/10/2019	$300,000	$347,173
6.15% due 2/27/2037	100,000	117,107
		1,596,233
Wirelines — 1.7%
AT&T, Inc.
6.30% due 1/15/2038	400,000	451,787
Deutsche Telekom International Finance BV
8.75% due 6/15/2030(1)	250,000	350,063
France Telecom S.A.
8.50% due 3/1/2031(1)	115,000	166,333
Qwest Communications International, Inc.
7.125% due 4/1/2018(2)	500,000	525,000
Qwest Corp.
Sr. Nt.
7.875% due 9/1/2011	400,000	423,500
Telecom Italia Capital
5.25% due 10/1/2015	150,000	161,870
Verizon Communications, Inc.
5.55% due 2/15/2016	225,000	260,362
6.40% due 2/15/2038	350,000	404,802
		2,743,717
Total Corporate Bonds (Cost $48,328,787)		53,475,471
Hybrid ARMS — 0.4%
FNMA
5.756% due 12/1/2036(1)(3)	398,784	424,095
6.228% due 8/1/2046(1)	295,347	312,038
Total Hybrid ARMS (Cost $698,877)		736,133
Mortgage Pass-Through Securities — 17.1%
FHLMC
5.50% due 12/1/2040(7)	1,700,000	1,803,062
6.00% due 8/1/2039	5,448,650	5,844,939
7.00% due 9/1/2038	306,651	341,123
FNMA
4.50% due 12/1/2040(7)	4,200,000	4,373,250
5.00% due 12/1/2034 - 12/1/2039	7,829,860	8,248,892
5.50% due 4/1/2022(3)	197,903	213,143
5.50% due 12/1/2040(7)	5,350,000	5,686,884
6.00% due 8/1/2021 - 10/1/2038	674,792	730,108
6.50% due 1/1/2013 - 7/1/2014	102,589	111,018
7.00% due 6/1/2012 - 6/1/2032	181,886	204,287
7.50% due 12/1/2029 - 2/1/2031	156,698	178,679
8.00% due 6/1/2030 - 9/1/2030	63,916	74,072
GNMA 6.00% due 12/15/2033	124,730	136,795
Total Mortgage Pass-Through Securities (Cost $27,614,179)		27,946,252
Municipal Bonds — 2.3%
Arizona Water Infrastructure Finance Authority Revenue
Water Quality-Series A
5.00% due 10/1/2027	300,000	338,253
California State General Obligation	200,000	213,024
5.25% due 4/1/2014
Chicago Illinois Metropolitan Water Reclamation District Greater Chicago General Obligation Build America Bonds-Taxable Direct Payment	400,000	455,252
5.72% due 12/1/2038
Illinois State Toll Highway Authority Toll Highway Revenue Build America Bonds-Series A
6.184% due 1/1/2034	400,000	427,240
Massachusetts Bay Transportation Authority Revenue Series A
5.25% due 7/1/2034	600,369	664,164
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University-Series A
5.50% due 11/15/2036	340,000	391,530
New York City Municipal Water Finance Authority
Water & Sewer Revenue
Build America Bonds-Series EE
6.011% due 6/15/2042	400,000	446,028
Oregon School Board Association
4.759% due 6/30/2028	200,000	190,528
San Diego County California Water Authority Financing Agency Water Revenue Build America Bonds-Series B
6.138% due 5/1/2049	500,000	555,025
Total Municipal Bonds (Cost $3,363,988)		3,681,044
U.S. Treasury — 6.7%
U.S. Treasury Bonds
4.375% due 11/15/2039 - 5/15/2040	3,679,000	4,130,646
U.S. Treasury Notes
1.75% due 7/31/2015	660,000	675,880
1.875% due 8/31/2017	2,400,000	2,397,938
2.625% due 8/15/2020	2,620,000	2,644,562
3.50% due 5/15/2020	1,046,000	1,135,402
Total U.S. Treasury (Cost $10,674,690)		10,984,428
Short-Term Investments — 7.4%
Barclays U.S. Funding Corp.
0.15% due 10/13/2010(3)	3,000,000	2,999,850
General Electric Capital Corp.
0.19% due 10/13/2010(3)	3,000,000	2,999,810
Massachusetts Mutual Life Insurance Co.
0.23% due 10/13/2010(3)	2,000,000	1,999,847
NetJets, Inc.
0.19% due 10/13/2010(3)	1,000,000	999,937
The Coca-Cola Co.
0.19% due 10/13/2010(3)	3,000,000	2,999,810
Total Short-Term Investments (Cost $11,999,254)		11,999,254

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Repurchase Agreements — 3.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.13% dated 9/30/2010, maturity value of $6,412,023, due 10/1/2010(8)	$6,412,000	$6,412,000
Total Repurchase Agreements (Cost $6,412,000)		6,412,000
Total Investments — 107.4% (Cost $167,071,479)		175,361,833
Other Liabilities, Net — (7.4)%		(12,157,951)
Total Net Assets — 100.0%		$163,203,882

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2010.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2010, the aggregate market value of these securities amounted to $16,599,962, representing 10.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover to be announced securities, TBA.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost	Value
Lehman
Brothers
Holdings Capital
Trust VII	5.857%	11/29/2049	$200,000	$200,312	$20
(6)	The table below presents securities deemed illiquid by the investment adviser.

Security	Principal Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Symetra Financial Corp.	$300,000	$298,671	$310,413	3/23/2006	0.19%
(7)	TBA - To be announced.
(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	5/15/2013	$6,544,604

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Based Securities	$—	$6,049,215	$—	$6,049,215
Collateralized Mortgage Obligations	—	25,028,887	—	25,028,887
Senior Secured Loans	—	975,602	—	975,602
Commercial Mortgage-Backed Securities	—	28,073,547	—	28,073,547
Corporate Bonds	—	53,475,471	—	53,475,471
Hybrid ARMS	—	736,133	—	736,133
Mortgage Pass-Through Securities	—	27,946,252	—	27,946,252
Municipal Bonds	—	3,681,044	—	3,681,044
U.S. Treasury	—	10,984,428	—	10,984,428
Short-Term Investments	—	11,999,254	—	11,999,254
Repurchase Agreements	—	6,412,000	—	6,412,000
Total	$—	$175,361,833	$—	$175,361,833

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2010 (unaudited)	Principal Amount	Value
Asset Backed Securities — 17.3%
Ally Auto Receivables Trust
2010-3 A3
1.11% due 10/15/2014	$5,500,000	$5,524,799
Ally Master Owner Trust
2010-3 A
2.88% due 4/15/2015(1)	3,200,000	3,301,641
American Express Credit Account Master Trust
2009-2 A
1.507% due 3/15/2017(2)	5,285,000	5,486,442
AmeriCredit Automobile Receivables Trust
2010-3 A3
1.14% due 4/8/2015	4,100,000	4,105,699
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(2)	203,509	183,281
Bank of America Auto Trust
2010-1A A4
2.18% due 2/15/2017(1)	1,550,000	1,592,091
2009-2A A4
3.03% due 10/15/2016(1)	2,260,000	2,351,312
BMW Vehicle Lease Trust
2009-1 A4
3.66% due 8/15/2013	3,220,000	3,299,289
Capital One Multi-Asset Execution Trust
2005-A7 A7
4.70% due 6/15/2015	3,830,000	4,099,848
CenterPoint Energy Transition Bond Co. LLC
2008-A A1
4.192% due 2/1/2020	5,264,157	5,771,091
2001-1 A4
5.63% due 9/15/2015	413,944	451,299
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	328,184	326,515
Chase Issuance Trust
2005-A6 A6
0.327% due 7/15/2014(2)	8,000,000	7,981,163
Chrysler Financial Lease Trust
2010-A A2
1.78% due 6/15/2011(1)	3,200,000	3,209,233
Citibank Credit Card Issuance Trust
2004-A8 A8
4.90% due 12/12/2016	6,050,000	6,825,188
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033(2)	230,787	232,193
CNH Equipment Trust
2009-C A4
3.00% due 8/17/2015(3)	3,854,000	4,036,624
2007-C A4A
5.42% due 3/17/2014	357,113	368,197
DB Master Finance LLC
2006-1 A2
5.779% due 6/20/2031(1)	3,800,000	3,822,648
Discover Card Master Trust
2010-A1 A1
0.907% due 9/15/2015(2)	4,000,000	4,026,692
Ford Credit Floorplan Master Owner Trust
2010-3 A2
1.957% due 2/15/2017(1)(2)	4,115,000	4,279,471
GE Capital Credit Card Master Note Trust
2010-3 A
2.21% due 6/15/2016	2,100,000	2,151,517
2009-3 A
2.54% due 9/15/2014	2,760,000	2,809,402
GE Equipment Midticket LLC
2009-1 A3
2.34% due 6/17/2013	3,650,000	3,692,833
Hertz Vehicle Financing LLC
2009-2A A1
4.26% due 3/25/2014(1)	5,200,000	5,455,460
Honda Auto Receivables Owner Trust
2009-3 A3
2.31% due 5/15/2013	3,000,000	3,044,894
Hyundai Auto Receivables Trust
2009-A A4
3.15% due 3/15/2016	1,890,000	1,988,230
John Deere Owner Trust
2009-B A4
2.33% due 5/16/2016(3)	2,000,000	2,050,457
Mercedes-Benz Auto Receivables Trust
2009-1 A3
1.67% due 1/15/2014	2,000,000	2,027,530
Navistar Financial Corp. Owner Trust
2010-A A3
1.99% due 1/21/2014(1)	5,600,000	5,677,033
PG&E Energy Recovery Funding LLC
2005-1 A5
4.47% due 12/25/2014	580,000	621,501
Residential Asset Mortgage Products, Inc.
2002-RS4 AI5
6.163% due 8/25/2032(2)	25,408	15,025
Toyota Auto Receivables Owner Trust
2010-C A4
1.09% due 12/15/2014(4)	2,000,000	2,000,400
USAA Auto Owner Trust
2010-1 A4
2.14% due 9/15/2015	1,500,000	1,541,345
World Omni Auto Receivables Trust
2010-A A4
2.21% due 5/15/2015	2,200,000	2,260,935
World Omni Automobile Lease Securitization Trust
2009-A A3
1.65% due 2/15/2013	1,900,000	1,916,331
Total Asset Backed Securities (Cost $107,152,838)		108,527,609
Collateralized Mortgage Obligations — 12.0%
Banc of America Mortgage Securities, Inc.
2003-2 1A4
4.875% due 4/25/2033(3)	1,179,966	1,183,055
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	1,479,919	1,518,860
Chase Mortgage Finance Corp.
2003-S10 A1
4.75% due 11/25/2018	3,247,027	3,343,551
2003-S14 3A1
5.50% due 1/25/2034	2,097,567	2,148,773
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	583,513	576,389
CS First Boston Mortgage Securities Corp.
2003-8 2A1
5.00% due 4/25/2018	2,203,331	2,270,094
2003-27 5A2
5.25% due 1/25/2018	2,436,698	2,501,417
2003-27 5A1
5.25% due 11/25/2033	644,423	651,761

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
FHLMC
1534 Z
5.00% due 6/15/2023	$125,162	$125,168
20 H
5.50% due 10/25/2023	60,802	64,135
FNMA
2003-63 GU
4.00% due 7/25/2033	10,010	10,357
2005-39 CL
5.00% due 12/25/2021	82,852	84,370
2006-45 AC
5.50% due 6/25/2036	61,972	62,782
2002-52 PB
6.00% due 2/25/2032	175,988	181,007
GMAC Mortgage Corp. Loan Trust
2004-J3 A6
5.25% due 7/25/2034	2,774,019	2,838,790
2004-J6 2A1
5.25% due 2/25/2035	1,179,379	1,209,024
GNMA
2002-93 NV
4.75% due 2/20/2032	16,758	16,867
J.P. Morgan Mortgage Trust
2005-A1 5A1
4.48% due 2/25/2035(2)	3,887,233	3,983,628
2004-S2 1A3
4.75% due 11/25/2019	2,462,073	2,495,247
2004-S1 1A7
5.00% due 9/25/2034	3,738,228	3,882,715
Master Asset Securitization Trust
2003-2 2A10
4.50% due 3/25/2018	3,500,000	3,646,737
2003-5 2A1
5.00% due 6/25/2018	771,918	803,241
Morgan Stanley Mortgage Loan Trust
2004-1 1A9
4.50% due 11/25/2018	2,812,571	2,894,335
Prime Mortgage Trust
2004-2 A2
4.75% due 11/25/2019	2,948,742	3,061,112
2004-2 A3
5.25% due 11/25/2019	1,787,574	1,840,761
RAAC Series
2005-SP1 2A10
5.25% due 9/25/2034	171,484	171,239
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	64,177	64,933
Residential Asset Securitization Trust
2003-A2 A1
4.25% due 5/25/2033	2,691,382	2,769,177
Residential Funding Mortgage Securities I
2004-S9 2A1
4.75% due 12/25/2019	4,628,644	4,672,158
2005-S1 2A1
4.75% due 2/25/2020	1,319,819	1,351,582
2003-S20 1A4
5.50% due 12/25/2033	2,862,950	2,930,281
Structured Asset Securities Corp.
2003-30 3A1
5.00% due 10/25/2033	2,125,682	2,177,160
Wells Fargo Mortgage Backed Securities Trust
2003-J 2A1
4.432% due 10/25/2033(2)	1,450,249	1,490,656
2003-8 A1
4.50% due 8/25/2018	1,304,978	1,350,954
2003-N 2A1
4.731% due 12/25/2033(2)	6,146,660	6,395,655
2005-1 1A1
4.75% due 1/25/2020	2,404,898	2,480,361
2003-6 1A1
5.00% due 6/25/2018	1,772,085	1,834,291
2004-2 A1
5.00% due 1/25/2019	2,317,272	2,393,707
2006-7 1A1
5.25% due 6/25/2021	1,419,593	1,417,080
2003-17 1A4
5.50% due 1/25/2034	2,114,543	2,163,909
Total Collateralized Mortgage Obligations (Cost $74,284,470)		75,057,319
Senior Secured Loans — 1.3%
Energy — 0.4%
CITGO Petroleum Corp.
Term Loan C
9.00% due 6/15/2017 (2)	2,493,750	2,538,164
		2,538,164
Finance Companies — 0.6%
AGFS Funding Co.
Term Loan B
7.25% due 4/21/2015(2)	800,000	803,448
Interactive Data Corp.
Term Loan B
6.75% due 1/27/2017(2)	2,693,250	2,720,721
		3,524,169
Food — 0.1%
Dole Food Co., Inc.
Term Loan B
5.00% — 5.50% due 3/2/2017(2)	210,706	211,629
Term Loan C
5.00% — 5.50% due 3/2/2017(2)	523,340	525,633
		737,262
Healthcare — 0.1%
IMS Health, Inc.
Term Loan B
5.25% due 2/26/2016(2)	742,680	746,237
		746,237
Technology — 0.1%
Dealer Computer Services, Inc.
Term Loan B
5.25% due 4/21/2017(2)	736,264	736,080
		736,080
Total Senior Secured Loans (Cost $8,042,476)		8,281,912
Commercial Mortgage-Backed Securities — 22.7%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037(1)	2,052,000	2,254,909
Asset Securitization Corp.
1996-D3 A4
8.168% due 10/13/2026(2)	2,000,000	2,111,460
Banc of America Commercial Mortgage, Inc.
2004-1 A4
4.76% due 11/10/2039	2,000,000	2,117,350
2003-2 A3
4.873% due 3/11/2041	1,750,000	1,853,192
2005-6 A4

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
5.346% due 9/10/2047(2)	$4,900,000	$5,394,592
2001-PB1 A2
5.787% due 5/11/2035	1,670,016	1,711,437
Bear Stearns Commercial Mortgage Securities
2003-T10 A2
4.74% due 3/13/2040	2,000,000	2,133,047
2003-PWR2 A4
5.186% due 5/11/2039	2,095,000	2,267,455
1999-C1 B
6.20% due 2/14/2031	1,144,292	1,190,766
CDC Commercial Mortgage Trust
2002-FX1 B
5.856% due 5/15/2035	2,000,000	2,087,541
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030(1)	1,316,000	1,393,478
Commercial Mortgage Asset Trust
1999-C1 A3
6.64% due 1/17/2032	49,898	49,939
Commercial Mortgage Pass-Through Certificates
2003-LB1A A1
3.251% due 6/10/2038	556,824	567,151
2004-LB2A A3
4.221% due 3/10/2039	1,408,926	1,415,372
CS First Boston Mortgage Securities Corp.
2003-C3 A5
3.936% due 5/15/2038	2,000,000	2,100,881
2002-CP5 A1
4.106% due 12/15/2035	825,502	845,893
2004-C5 A2
4.183% due 11/15/2037	143,456	143,349
2004-C2 A2
5.416% due 5/15/2036	4,758,000	5,216,244
2001-CP4 A4
6.18% due 12/15/2035	1,151,989	1,174,543
2001-CK1 A3
6.38% due 12/18/2035	264,517	264,580
1997-C2 F
7.46% due 1/17/2035	2,425,000	2,681,744
First Union National Bank Commercial Mortgage Trust
2001-C4 A2
6.223% due 12/12/2033	2,616,949	2,714,815
First Union-Lehman Brothers-Bank of America
1998-C2 E
6.778% due 11/18/2035	4,016,000	4,366,737
GE Capital Commercial Mortgage Corp.
2003-C2 A2
4.17% due 7/10/2037	5,810	5,807
2004-C1 A3
4.596% due 11/10/2038	355,000	370,755
2004-C1 B
4.692% due 11/10/2038	2,315,000	2,391,780
2003-C2 A4
5.145% due 7/10/2037	5,300,000	5,739,880
GMAC Commercial Mortgage Securities, Inc.
2003-C2 A2
5.659% due 5/10/2040(2)	2,690,000	2,952,754
Greenwich Capital Commercial Funding Corp.
2005-GG3 A2
4.305% due 8/10/2042	191,283	194,833
2005-GG3 A3
4.569% due 8/10/2042	4,000,000	4,115,807
2004-GG1 A7
5.317% due 6/10/2036	3,725,000	4,082,629
GS Mortgage Securities Corp. II
2004-GG2 A3
4.602% due 8/10/2038	82,816	83,554
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2002-C1 A2
4.914% due 7/12/2037	539,208	545,184
2003-CB6 A2
5.255% due 7/12/2037	3,450,000	3,727,085
2005-LDP5 A4
5.363% due 12/15/2044(2)	3,500,000	3,854,165
2001-C1 A3
5.857% due 10/12/2035	3,508,962	3,628,269
2001-CIBC A3
6.26% due 3/15/2033	547,743	550,181
LB Commercial Conduit Mortgage Trust
1998-C1 F
6.30% due 2/18/2030(1)	2,500,000	2,683,055
LB UBS Commercial Mortgage Trust
2003-C7 A4
4.931% due 9/15/2035	5,025,000	5,375,499
2002-C7 A4
4.96% due 12/15/2031	1,500,000	1,604,433
2003-C8 A4
5.124% due 11/15/2032	3,515,000	3,835,511
2002-C1 A4
6.462% due 3/15/2031	3,750,376	3,963,444
Merrill Lynch Mortgage Investors Trust
1998-C3 D
7.071% due 12/15/2030(2)	4,500,000	4,973,255
Merrill Lynch Mortgage Trust
2003-KEY1 A4
5.236% due 11/12/2035	5,135,000	5,551,489
Morgan Stanley Capital I
2004-HQ3 A3
4.49% due 1/13/2041	546,368	564,328
2004-HQ3 A4
4.80% due 1/13/2041	1,810,000	1,944,427
2003-T11 A3
4.85% due 6/13/2041	715,051	733,722
2005-HQ5 A4
5.168% due 1/14/2042	3,500,000	3,782,724
2005-HQ7 AAB
5.353% due 11/14/2042(2)	1,253,000	1,332,952
2004-IQ7 A4
5.537% due 6/15/2038(2)	5,000,000	5,473,587
Morgan Stanley Dean Witter Capital I
2002-IQ2 B
5.93% due 12/15/2035	1,388,000	1,474,572
Prudential Securities Secured Financing Corp.
1998-C1 D
7.201% due 1/15/2013(2)	36,346	36,807
Salomon Brothers Mortgage Securities VII, Inc.
2002-KEY2 A2
4.467% due 3/18/2036	1,511,094	1,556,132
1999-C1 G
6.93% due 5/18/2032(1)(2)	1,258,000	1,334,835
TIAA Real Estate CDO Ltd.
2001-C1A H
5.77% due 6/19/2033(1)	4,000,000	4,360,363
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	1,889,000	2,029,813
2003-C8 B
5.03% due 11/15/2035	1,727,000	1,741,179
2004-C11 A5
5.215% due 1/15/2041	3,810,000	4,037,477
2005-C21 APB
5.339% due 10/15/2044(2)	1,000,000	1,042,527
2005-C21 A4

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
5.374% due 10/15/2044(2)	$4,000,000	$4,409,990
Total Commercial Mortgage-Backed Securities (Cost $139,057,698)		142,141,279
Corporate Bonds — 40.2%
Aerospace/Defense — 0.5%
L-3 Communications Corp.
Ser. B
6.375% due 10/15/2015	3,000,000	3,093,750
		3,093,750
Automotive — 0.7%
Daimler Finance North America LLC
5.875% due 3/15/2011	1,000,000	1,022,861
Ford Motor Credit Co. LLC
Sr. Nt.
7.50% due 8/1/2012	3,000,000	3,184,572
		4,207,433
Banking — 6.4%
American Express Travel Related Services Co., Inc.
Sr. Nt.
5.25% due 11/21/2011(1)	2,000,000	2,082,950
ANZ National Int’l Ltd.
2.375% due 12/21/2012(1)	3,000,000	3,042,309
Barclays Bank PLC
Sr. Nt.
2.50% due 1/23/2013	1,500,000	1,532,577
Capital One Financial Corp.
Sr. Nt.
5.70% due 9/15/2011	3,000,000	3,126,669
Citigroup, Inc.
Sr. Nt.
5.10% due 9/29/2011	2,750,000	2,857,605
Countrywide Home Loans, Inc.
Ser. L
4.00% due 3/22/2011	850,000	863,455
Credit Suisse/New York NY
Sr. Nt.
3.45% due 7/2/2012	1,250,000	1,299,903
Deutsche Bank AG
Sr. Nt.
2.375% due 1/11/2013	1,500,000	1,534,441
Fifth Third Bancorp
Sr. Nt.
6.25% due 5/1/2013	2,500,000	2,737,297
Merrill Lynch & Co., Inc.
Sr. Nt. Ser. B
4.50% due 11/4/2010	1,000,000	1,002,603
Sr. Nt. Ser. C
6.05% due 8/15/2012	2,000,000	2,146,622
Morgan Stanley
Sr. Nt.
5.05% due 1/21/2011	1,250,000	1,266,494
6.60% due 4/1/2012	1,250,000	1,344,275
PNC Preferred Funding Trust III
Jr. Sub. Nt.
8.70% due 3/29/2049(1)(2)(5)	3,000,000	3,153,660
Rabobank Nederland N.V.
Nt.
2.65% due 8/17/2012(1)	750,000	774,181
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	2,000,000	2,024,360
Santander U.S. Debt S.A. Unipersonal
2.485% due 1/18/2013(1)	1,500,000	1,494,911
The Goldman Sachs Group, Inc.
Sr. Nt.
3.625% due 8/1/2012	2,750,000	2,862,329
UBS AG Stamford CT
Sr. Nt.
2.25% due 8/12/2013	2,500,000	2,525,312
Westpac Banking Corp.
Sr. Nt.
2.10% due 8/2/2013	2,500,000	2,537,282
		40,209,235
Building Materials — 1.0%
CRH America, Inc.
5.625% due 9/30/2011	1,614,000	1,680,229
Lafarge S.A.
Sr. Nt.
6.15% due 7/15/2011	2,750,000	2,833,309
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	1,850,000	1,919,769
		6,433,307
Chemicals — 0.9%
Airgas, Inc.
Sr. Nt.
2.85% due 10/1/2013	2,500,000	2,552,508
The Dow Chemical Co.
Sr. Nt.
4.85% due 8/15/2012	3,000,000	3,175,035
		5,727,543
Construction Machinery — 0.3%
Case New Holland, Inc.
7.75% due 9/1/2013	2,000,000	2,172,500
		2,172,500
Consumer Products — 0.8%
Newell Rubbermaid, Inc.
Sr. Nt.
5.50% due 4/15/2013	3,000,000	3,261,120
Whirlpool Corp.
Nt.
8.00% due 5/1/2012	1,525,000	1,661,806
		4,922,926
Diversified Financial Services — 0.9%
Crown Castle Towers LLC
Sr. Sec. Nt.
3.214% due 8/15/2015(1)	3,650,000	3,692,424
4.523% due 1/15/2015(1)	1,950,000	2,060,469
		5,752,893
Electric — 2.7%
AEP Texas North Co.
Sr. Nt. Ser. B
5.50% due 3/1/2013	1,350,000	1,467,453
EDP Finance BV
Sr. Nt.
5.375% due 11/2/2012(1)	1,500,000	1,558,401
FirstEnergy Corp.
Sr. Nt. Ser. B
6.45% due 11/15/2011	2,500,000	2,619,765
FPL Group Capital, Inc.
5.625% due 9/1/2011	1,400,000	1,460,634

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Great Plains Energy, Inc.
Sr. Nt.
2.75% due 8/15/2013	$800,000	$803,537
MidAmerican Energy Holdings Co.
Sr. Nt.
3.15% due 7/15/2012	1,250,000	1,292,419
Mirant Mid Atlantic Pass Through Trust
Ser. A
8.625% due 6/30/2012	1,163,134	1,193,666
National Rural Utilities Cooperative Finance Corp.
Sr. Sec. Nt.
2.625% due 9/16/2012	1,050,000	1,085,624
New York State Electric & Gas Corp.
Sr. Nt.
5.50% due 11/15/2012	1,732,000	1,850,564
NiSource Finance Corp.
Sr. Nt.
7.875% due 11/15/2010	1,250,000	1,258,645
Oncor Electric Delivery Co.
Sr. Sec. Nt.
6.375% due 5/1/2012	750,000	816,877
Pacific Gas & Electric Co.
Sr. Nt.
4.20% due 3/1/2011	650,000	659,740
Virginia Electric and Power Co.
Sr. Nt.
4.50% due 12/15/2010	726,000	731,560
		16,798,885
Energy — 1.8%
BP Capital Markets PLC
3.125% due 3/10/2012	3,000,000	3,058,749
Chevron Corp.
3.45% due 3/3/2012	500,000	519,220
OPTI Canada, Inc.
Sr. Sec. Nt.
9.00% due 12/15/2012(1)	2,500,000	2,531,250
Transocean, Inc.
Ser. A
1.625% due 12/15/2037	2,500,000	2,481,250
Woodside Finance Ltd.
5.00% due 11/15/2013(1)	2,500,000	2,718,920
		11,309,389
Environmental — 0.2%
Allied Waste North America, Inc.
6.375% due 4/15/2011	1,000,000	1,028,900
Sr. Sec. Nt.
6.50% due 11/15/2010	350,000	352,302
		1,381,202
Food And Beverage — 2.5%
Anheuser-Busch Cos., Inc.
5.625% due 10/1/2010	375,000	375,000
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 3/26/2013	1,500,000	1,538,963
3.00% due 10/15/2012	1,000,000	1,038,284
Diageo Finance BV
3.875% due 4/1/2011	600,000	609,902
Dr. Pepper Snapple Group, Inc.
1.70% due 12/21/2011	1,500,000	1,511,640
Kraft Foods, Inc.
Sr. Nt.
2.625% due 5/8/2013	2,000,000	2,072,860
Mead Johnson Nutrition Co.
Sr. Nt.
3.50% due 11/1/2014	1,750,000	1,845,826
PepsiAmericas, Inc.
5.625% due 5/31/2011	450,000	464,647
SABMiller PLC
6.20% due 7/1/2011(1)	1,795,000	1,863,099
Wm. Wrigley Jr. Co.
2.45% due 6/28/2012(1)	2,000,000	2,018,390
3.05% due 6/28/2013(1)	2,000,000	2,055,612
		15,394,223
Government Related — 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
4.50% due 9/30/2012(1)	1,250,000	1,314,100
		1,314,100
Health Insurance — 0.1%
UnitedHealth Group, Inc.
Sr. Nt.
5.125% due 11/15/2010	350,000	351,714
		351,714
Healthcare — 1.4%
AmerisourceBergen Corp.
5.625% due 9/15/2012	1,750,000	1,889,410
CareFusion Corp.
Sr. Nt.
4.125% due 8/1/2012	1,085,000	1,135,244
Express Scripts, Inc.
Sr. Nt.
5.25% due 6/15/2012	1,200,000	1,281,063
Fresenius Medical Care Capital Trust IV
7.875% due 6/15/2011	850,000	871,250
Life Technologies Corp.
Sr. Nt.
3.375% due 3/1/2013	1,740,000	1,790,164
Thermo Fisher Scientific, Inc.
Sr. Nt.
2.15% due 12/28/2012	1,500,000	1,529,127
		8,496,258
Home Construction — 0.2%
KB HOME
6.375% due 8/15/2011	1,395,000	1,417,669
		1,417,669
Insurance — Life — 2.3%
Genworth Financial, Inc.
Sr. Nt.
5.65% due 6/15/2012	2,500,000	2,610,258
Lincoln National Corp.
Sr. Nt.
5.65% due 8/27/2012	2,895,000	3,096,373
Metropolitan Life Global Funding I
Nt.
2.875% due 9/17/2012(1)	2,000,000	2,062,640
New York Life Global Funding
2.25% due 12/14/2012(1)	1,200,000	1,230,284
Prudential Financial, Inc.
Sr. Nt. Ser. D
5.10% due 12/14/2011	2,000,000	2,082,434
The Hartford Financial Services Group, Inc.
Sr. Nt.
5.25% due 10/15/2011	3,000,000	3,111,603
		14,193,592
Insurance P&C — 1.7%
CNA Financial Corp.
Sr. Nt.
6.00% due 8/15/2011	3,000,000	3,110,040
Marsh & McLennan Cos., Inc.
Sr. Nt.
4.85% due 2/15/2013	2,762,000	2,910,286

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Travelers Property Casualty Corp.
5.00% due 3/15/2013	$1,500,000	$1,635,599
XL Capital Finance Europe PLC
6.50% due 1/15/2012	3,000,000	3,130,446
		10,786,371
Lodging — 0.3%
Royal Caribbean Cruises Ltd.
Sr. Nt.
7.00% due 6/15/2013	2,000,000	2,102,500
		2,102,500
Media Cable — 1.1%
Comcast Corp.
5.45% due 11/15/2010	500,000	502,729
Cox Communications, Inc.
4.625% due 6/1/2013	2,200,000	2,373,067
Sr. Nt.
7.75% due 11/1/2010	1,000,000	1,004,849
Time Warner Cable, Inc.
5.40% due 7/2/2012	3,000,000	3,214,095
		7,094,740
Media Noncable — 0.9%
NBC Universal, Inc.
Sr. Nt.
2.10% due 4/1/2014(1)	3,500,000	3,516,258
Rainbow National Services LLC
8.75% due 9/1/2012(1)	800,000	803,000
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	1,500,000	1,500,000
		5,819,258
Metals And Mining — 3.0%
Alcoa, Inc.
Sr. Nt.
6.00% due 1/15/2012	2,500,000	2,630,570
Anglo American Capital PLC
2.15% due 9/27/2013(1)	1,700,000	1,712,342
ArcelorMittal
Sr. Nt.
5.375% due 6/1/2013	3,000,000	3,221,130
BHP Billiton Finance USA Ltd.
5.00% due 12/15/2010	350,000	353,051
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.375% due 4/1/2017	3,100,000	3,460,375
Rio Tinto Alcan, Inc.
Sr. Nt.
4.875% due 9/15/2012	1,000,000	1,064,342
6.45% due 3/15/2011	900,000	922,661
Steel Dynamics, Inc.
7.375% due 11/1/2012	1,950,000	2,084,062
United States Steel Corp.
Sr. Nt.
5.65% due 6/1/2013	2,000,000	2,085,000
Xstrata Finance Canada Ltd.
5.50% due 11/16/2011(1)	1,500,000	1,571,717
		19,105,250
Natural Gas: Distributors — 0.2%
ONEOK, Inc.
7.125% due 4/15/2011	1,040,000	1,073,364
		1,073,364
Non Captive Consumer — 0.4%
SLM Corp.
Sr. Nt. Ser. A
5.40% due 10/25/2011	2,250,000	2,273,265
		2,273,265
Non Captive Diversified — 0.5%
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	1,200,000	1,261,391
General Electric Capital Corp.
Sr. Nt.
2.80% due 1/8/2013	2,000,000	2,059,704
		3,321,095
Packaging — 0.6%
Bemis Co., Inc.
Sr. Nt.
4.875% due 4/1/2012	790,000	825,047
Owens-Brockway Glass Container, Inc.
6.75% due 12/1/2014	2,500,000	2,568,750
Pactiv Corp.
Sr. Nt.
5.875% due 7/15/2012	544,000	566,902
		3,960,699
Paper — 0.2%
Rock-Tenn Co.
Sr. Sec. Nt.
8.20% due 8/15/2011	1,200,000	1,255,500
		1,255,500
Pharmaceuticals — 0.2%
Eli Lilly & Co.
Sr. Nt.
3.55% due 3/6/2012	650,000	675,462
Pfizer, Inc.
Sr. Nt.
4.45% due 3/15/2012	650,000	684,212
		1,359,674
Pipelines — 2.5%
Energy Transfer Partners LP
Sr. Nt.
5.65% due 8/1/2012	2,750,000	2,925,730
Enterprise Products Operating LLC
4.60% due 8/1/2012	3,000,000	3,159,426
Kinder Morgan Energy Partners LP
7.125% due 3/15/2012	550,000	590,432
Kinder Morgan, Inc.
Sr. Nt.
6.50% due 9/1/2012	2,750,000	2,911,563
NGPL Pipeco LLC
Sr. Nt.
6.514% due 12/15/2012(1)	2,500,000	2,658,595
Plains All American Pipeline LP
4.25% due 9/1/2012	3,000,000	3,129,036
		15,374,782
REITs — 2.2%
Camden Property Trust
Sr. Nt.
5.875% due 11/30/2012	2,000,000	2,155,548
CommonWealth REIT
Sr. Nt.
6.95% due 4/1/2012	2,550,000	2,686,405
Liberty Property LP
Sr. Nt.
6.375% due 8/15/2012	1,000,000	1,071,939
Mack-Cali Realty LP
Sr. Nt.
7.75% due 2/15/2011	1,200,000	1,223,593
Regency Centers LP
6.75% due 1/15/2012	2,680,000	2,810,039
7.95% due 1/15/2011	350,000	355,892

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Washington Real Estate Investment Trust
Sr. Nt.
5.25% due 1/15/2014	$2,000,000	$2,148,652
Westfield Capital Corp. Ltd.
4.375% due 11/15/2010(1)	1,150,000	1,154,609
		13,606,677
Retailers — 0.9%
Macy’s Retail Holdings, Inc.
5.35% due 3/15/2012	3,300,000	3,440,250
Nebraska Book Co.
Sr. Sec. Nt.
10.00% due 12/1/2011	1,300,000	1,316,250
The Home Depot, Inc.
Sr. Nt.
5.20% due 3/1/2011	1,000,000	1,018,766
		5,775,266
Supermarkets — 0.1%
The Kroger Co.
6.80% due 4/1/2011	550,000	566,177
		566,177
Technology — 1.3%
Agilent Technologies, Inc.
Sr. Nt.
2.50% due 7/15/2013	1,300,000	1,326,211
4.45% due 9/14/2012	1,500,000	1,578,915
Hewlett-Packard Co.
Sr. Nt.
4.25% due 2/24/2012	500,000	524,250
Maxim Integrated Products, Inc.
Sr. Nt.
3.45% due 6/14/2013	2,000,000	2,057,774
National Semiconductor Corp.
Sr. Nt.
6.15% due 6/15/2012	2,250,000	2,398,914
		7,886,064
Wireless — 0.2%
Cellco Partnership
Sr. Nt.
5.25% due 2/1/2012	930,000	984,771
		984,771
Wirelines — 1.0%
Qwest Corp.
Sr. Nt.
7.875% due 9/1/2011	3,000,000	3,176,250
Telecom Italia Capital S.A.
4.875% due 10/1/2010	1,250,000	1,250,000
Telefonica Emisiones SAU
2.582% due 4/26/2013	1,500,000	1,527,756
		5,954,006
Total Corporate Bonds (Cost $247,280,153)		251,476,078
Government Agencies — 0.4%
Federal Farm Credit Bank
1.875% due 12/7/2012	1,760,000	1,805,933
PNC Funding Corp.
2.30% due 6/22/2012(6)	450,000	463,555
Total Government Agencies (Cost $2,210,959)		2,269,488
Hybrid ARMS — 0.0%
FNMA
6.228% due 8/1/2046(2)	103,427	109,272
Total Hybrid ARMS (Cost $104,354)		109,272
Mortgage-Backed Securities — 0.0%
FHLMC
7.00% due 9/1/2038	147,193	163,739
Total Mortgage-Backed Securities (Cost $153,043)		163,739
U.S. Treasury — 4.8%
U.S. Treasury Notes
0.375% due 8/31/2012	7,087,000	7,081,741
0.75% due 8/15/2013 - 9/15/2013	17,500,000	17,559,106
1.25% due 9/30/2015	5,000,000	4,992,580
Total U.S. Treasury (Cost $29,597,963)		29,633,427
Repurchase Agreements — 3.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.13%, dated 9/30/2010, maturity value of $23,333,084, due 10/1/2010(7)	23,333,000	23,333,000
Total Repurchase Agreements (Cost $23,333,000)		23,333,000
Total Investments — 102.4% (Cost $631,216,954)		640,993,123
Other Liabilities, Net — (2.4)%		(14,752,749)
Total Net Assets — 100.0%		$626,240,374

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2010, the aggregate market value of these securities amounted to $86,785,649, representing 13.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2010.
(3)	Securities are segregated for anticipated collateral requirements.
(4)	Fair valued security.
(5)	Maturity is perpetual. Maturity date presented represents the next call date.
(6)	Classified under Government Agencies as a result of participation in a program issuing debt guaranteed by FDIC.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	6.625%	11/15/2010	$23,803,735

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$108,527,609	$—	$108,527,609
Collateralized Mortgage Obligations	—	75,057,319	—	75,057,319
Senior Secured Loans	—	8,281,912	—	8,281,912
Commercial Mortgage-Backed Securities	—	142,141,279	—	142,141,279
Corporate Bonds	—	251,476,078	—	251,476,078
Government Agencies	—	2,269,488	—	2,269,488
Hybrid ARMS	—	109,272	—	109,272
Mortgage-Backed Securities	—	163,739	—	163,739
U.S. Treasury	—	29,633,427	—	29,633,427
Repurchase Agreements	—	23,333,000	—	23,333,000
Total	$—	$640,993,123	$—	$640,993,123

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund

September 30, 2010 (unaudited)	Principal Amount	Value
Corporate Bonds — 93.8%
Aerospace/Defense — 2.0%
BE Aerospace, Inc.
Sr. Nt.
6.875% due 10/1/2020	$800,000	$816,000
8.50% due 7/1/2018	460,000	501,400
Moog, Inc.
Sr. Sub. Nt.
7.25% due 6/15/2018	450,000	456,750
Triumph Group, Inc.
8.00% due 11/15/2017	290,000	297,250
8.625% due 7/15/2018	330,000	354,750
		2,426,150
Airlines — 0.2%
Delta Air Lines, Inc.
Sr. Sec. Nt.
9.50% due 9/15/2014(1)	243,000	263,655
		263,655
Automotive — 6.7%
Accuride Corp.
Sr. Sec. Nt.
9.50% due 8/1/2018(1)	450,000	472,500
Allison Transmission, Inc.
11.00% due 11/1/2015(1)	600,000	651,000
American Axle & Manufacturing Holdings, Inc.
Sr. Sec. Nt.
9.25% due 1/15/2017(1)	250,000	273,750
Ford Motor Credit Co. LLC
Sr. Nt.
6.625% due 8/15/2017	480,000	511,409
7.00% due 4/15/2015	280,000	299,202
8.00% due 12/15/2016	700,000	791,260
8.125% due 1/15/2020	560,000	643,476
8.70% due 10/1/2014	510,000	572,156
Goodyear Tire & Rubber Co.
8.25% due 8/15/2020	280,000	294,700
8.75% due 8/15/2020	280,000	299,600
Lear Corp.
7.875% due 3/15/2018	280,000	296,800
8.125% due 3/15/2020	450,000	480,938
Navistar International Corp.
8.25% due 11/1/2021	700,000	747,250
Titan International, Inc.
Sr. Sec. Nt.
7.875% due 10/1/2017(1)	900,000	909,000
TRW Automotive, Inc.
7.25% due 3/15/2017(1)	300,000	318,750
Sr. Nt.
8.875% due 12/1/2017(1)	600,000	657,000
		8,218,791
Banking — 1.0%
Citigroup Capital XXI
8.30% due 12/21/2057(2)	580,000	609,000
Zions Bancorporation
Sr. Nt.
7.75% due 9/23/2014	550,000	582,778
		1,191,778
Brokerage — 1.2%
E*Trade Financial Corp.
Sr. Nt.
12.50% due 11/30/2017(3)	584,000	665,760
Penson Worldwide, Inc.
Sr. Sec. Nt.
12.50% due 5/15/2017(1)	840,000	837,900
		1,503,660
Building Materials — 0.4%
Texas Industries, Inc.
9.25% due 8/15/2020(1)	480,000	498,000
		498,000
Chemicals — 0.6%
LBI Escrow Corp.
Sr. Sec. Nt.
8.00% due 11/1/2017(1)	420,000	458,850
NOVA Chemicals Corp.
Sr. Nt.
8.375% due 11/1/2016	240,000	252,600
		711,450
Construction Machinery — 0.4%
Case New Holland, Inc.
Sr. Nt.
7.875% due 12/1/2017(1)	480,000	521,400
		521,400
Consumer Cyclical Services — 1.2%
Live Nation Entertainment, Inc.
Sr. Nt.
8.125% due 5/15/2018(1)	220,000	222,200
NCO Group, Inc.
Sr. Nt.
5.251% due 11/15/2013(2)	165,000	135,713
Service Corp. International
Sr. Nt.
7.625% due 10/1/2018	490,000	524,300
Travelport LLC
Sr. Nt.
4.922% due 9/1/2014(2)	440,000	409,200
West Corp.
Sr. Nt.
8.625% due 10/1/2018(1)	150,000	150,000
		1,441,413
Consumer Products — 1.6%
Colt Defense LLC
Sr. Nt.
8.75% due 11/15/2017(1)	280,000	205,800
Easton-Bell Sports, Inc.
Sr. Sec. Nt.
9.75% due 12/1/2016	750,000	814,688
NBTY, Inc.
9.00% due 10/1/2018(1)	900,000	945,000
		1,965,488
Electric — 4.5%
Calpine Corp.
Sr. Sec. Nt.
7.875% due 7/31/2020(1)	600,000	616,500
Dynegy Holdings, Inc.
Sr. Nt.
7.50% due 6/1/2015(1)	360,000	281,700
Mirant Americas Generation LLC
Sr. Nt.
8.50% due 10/1/2021	150,000	144,375
Mirant Mid Atlantic Pass Through Tr.
Ser. A
8.625% due 6/30/2012	116,421	119,477
Ser. B
9.125% due 6/30/2017	429,374	459,430

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Mirant North America LLC
7.375% due 12/31/2013	$380,000	$391,400
North American Energy Alliance LLC
Sr. Sec. Nt.
10.875% due 6/1/2016(1)	760,000	830,300
NRG Energy, Inc.
Sr. Nt.
7.375% due 1/15/2017	645,000	661,125
8.25% due 9/1/2020(1)	220,000	226,875
Texas Competitive Electric Holdings Co. LLC
Ser. A
10.25% due 11/1/2015(4)	1,180,000	772,900
Ser. B
10.25% due 11/1/2015(4)	740,000	484,700
The AES Corp.
Sr. Nt.
8.00% due 10/15/2017 - 6/1/2020	540,000	585,000
		5,573,782
Energy — 12.1%
Allis-Chalmers Energy, Inc.
9.00% due 1/15/2014	570,000	575,700
Alon Refining Krotz Springs, Inc.
Sr. Sec. Nt.
13.50% due 10/15/2014	320,000	311,600
Antero Resources Finance Corp.
9.375% due 12/1/2017	150,000	159,375
Berry Petroleum Co.
Sr. Sub. Nt.
8.25% due 11/1/2016	110,000	112,750
Sr. Nt.
10.25% due 6/1/2014	450,000	507,375
Chesapeake Energy Corp.
6.625% due 8/15/2020	700,000	731,500
6.875% due 8/15/2018	420,000	439,950
9.50% due 2/15/2015	500,000	578,750
Complete Production Services, Inc.
Sr. Nt.
8.00% due 12/15/2016	370,000	381,100
Connacher Oil and Gas Ltd.
Sr. Sec. Nt.
10.25% due 12/15/2015(1)	600,000	609,000
11.75% due 7/15/2014(1)	300,000	327,000
Continental Resources, Inc.
7.125% due 4/1/2021(1)	800,000	832,000
Sr. Nt.
7.375% due 10/1/2020(1)	280,000	295,400
8.25% due 10/1/2019	270,000	295,650
Denbury Resources, Inc.
8.25% due 2/15/2020	578,000	630,743
9.75% due 3/1/2016	320,000	359,200
Harvest Operations Corp.
6.875% due 10/1/2017(1)	300,000	306,750
Linn Energy LLC
7.75% due 2/1/2021(1)	520,000	524,550
9.875% due 7/1/2018	290,000	318,275
11.75% due 5/15/2017	280,000	321,300
OPTI Canada, Inc.
Sr. Sec. Nt.
8.25% due 12/15/2014	1,515,000	1,151,400
9.00% due 12/15/2012(1)	200,000	202,500
Quicksilver Resources, Inc.
7.125% due 4/1/2016	860,000	849,250
Sr. Nt.
11.75% due 1/1/2016	400,000	469,000
Rosetta Resources, Inc.
9.50% due 4/15/2018	280,000	288,400
SandRidge Energy, Inc.
8.625% due 4/1/2015(3)	280,000	280,000
Sr. Nt.
9.875% due 5/15/2016(1)	250,000	258,125
Stallion Oilfield Holdings Ltd.
Sr. Sec. Nt.
10.50% due 2/15/2015(1)	900,000	920,250
Tesoro Corp.
9.75% due 6/1/2019	300,000	330,000
Venoco, Inc.
11.50% due 10/1/2017	1,130,000	1,194,975
Whiting Petroleum Corp.
6.50% due 10/1/2018	300,000	306,750
		14,868,618
Entertainment — 0.3%
WMG Acquisition Corp.
Sr. Sec. Nt.
9.50% due 6/15/2016	340,000	363,800
		363,800
Financial - Other — 0.4%
FTI Consulting, Inc.
6.75% due 10/1/2020(1)	480,000	483,600
		483,600
Food And Beverage — 2.2%
Aramark Corp.
Sr. Nt.
3.966% due 2/1/2015(2)	135,000	123,019
8.50% due 2/1/2015	955,000	993,200
Michael Foods, Inc.
Sr. Nt.
9.75% due 7/15/2018(1)	750,000	802,500
Reddy Ice Corp.
Sr. Sec. Nt.
11.25% due 3/15/2015	760,000	777,100
		2,695,819
Gaming — 3.6%
Boyd Gaming Corp.
Sr. Sub. Nt.
6.75% due 4/15/2014	200,000	178,000
Harrah’s Operating Co., Inc.
Sr. Sec. Nt.
10.00% due 12/15/2018	630,000	503,212
Marina District Finance Co., Inc.
Sr. Sec. Nt.
9.50% due 10/15/2015(1)	300,000	291,000
MGM Resorts International
Sr. Nt.
7.50% due 6/1/2016	340,000	287,300
Sr. Sec. Nt.
9.00% due 3/15/2020(1)	230,000	242,075
11.125% due 11/15/2017	290,000	330,237
Sr. Nt.
11.375% due 3/1/2018	160,000	152,400
Pinnacle Entertainment, Inc.
8.75% due 5/15/2020	450,000	443,250
Pokagon Gaming Authority
Sr. Nt.
10.375% due 6/15/2014(1)	186,000	194,138
Scientific Games International, Inc.
9.25% due 6/15/2019	620,000	658,750
Wynn Las Vegas LLC
7.75% due 8/15/2020(1)	1,050,000	1,107,750
		4,388,112

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Healthcare — 6.1%
Alliance HealthCare Services, Inc.
Sr. Nt.
8.00% due 12/1/2016	$1,200,000	$1,113,000
Apria Healthcare Group, Inc.
Sr. Sec. Nt.
12.375% due 11/1/2014	920,000	1,023,500
Bio-Rad Laboratories, Inc.
Sr. Sub. Nt.
8.00% due 9/15/2016	1,000,000	1,085,000
HCA, Inc.
Sr. Sec. Nt.
7.875% due 2/15/2020	250,000	273,437
8.50% due 4/15/2019	340,000	379,100
Sec. Nt.
9.125% due 11/15/2014	222,000	233,933
Sr. Sec. Nt.
9.875% due 2/15/2017	280,000	309,400
Health Management Associates, Inc.
Sr. Nt.
6.125% due 4/15/2016	550,000	555,500
IMS Health, Inc.
Sr. Nt.
12.50% due 3/1/2018(1)	450,000	524,250
OMEGA Healthcare Investors, Inc.
Sr. Nt.
6.75% due 10/15/2022(1)	750,000	742,969
US Oncology, Inc.
Sr. Sec. Nt.
9.125% due 8/15/2017	300,000	318,000
Vanguard Health Holding Co. II LLC
8.00% due 2/1/2018(1)	900,000	900,000
		7,458,089
Home Construction — 1.6%
Beazer Homes USA, Inc.
9.125% due 6/15/2018	900,000	842,625
K Hovnanian Enterprises, Inc.
Sr. Sec. Nt.
10.625% due 10/15/2016	320,000	320,400
Meritage Homes Corp.
Ser. WI
7.15% due 4/15/2020	850,000	803,250
		1,966,275
Industrial - Other — 0.8%
Belden, Inc.
9.25% due 6/15/2019(1)	340,000	367,200
Diversey, Inc.
8.25% due 11/15/2019	585,000	625,950
		993,150
Insurance - Life — 0.9%
Genworth Financial, Inc.
Sr. Nt. Ser. MTN
6.515% due 5/22/2018	620,000	632,216
Symetra Financial Corp.
8.30% due 10/15/2037(1)(2)	560,000	499,100
		1,131,316
Lodging — 0.5%
Host Hotels & Resorts L.P.
9.00% due 5/15/2017	170,000	189,763
Royal Caribbean Cruises Ltd.
Sr. Nt.
6.875% due 12/1/2013	360,000	378,900
		568,663
Media Cable — 2.1%
CCO Holdings LLC
7.25% due 10/30/2017(1)	600,000	608,250
7.875% due 4/30/2018(1)	700,000	726,250
DISH DBS Corp.
7.875% due 9/1/2019	820,000	882,525
Virgin Media Finance PLC
Ser. 1
9.50% due 8/15/2016	340,000	384,200
		2,601,225
Media Noncable — 9.7%
Allbritton Communications Co.
Sr. Nt.
8.00% due 5/15/2018	220,000	220,550
Block Communications, Inc.
Sr. Nt.
8.25% due 12/15/2015(1)	1,120,000	1,121,400
Clear Channel Worldwide Holdings, Inc.
Ser. B
9.25% due 12/15/2017	460,000	491,050
Entravision Communications Corp.
Sr. Sec. Nt.
8.75% due 8/1/2017(1)	600,000	612,000
Gannett Co., Inc.
7.125% due 9/1/2018(1)	300,000	295,500
Sr. Nt.
9.375% due 11/15/2017	140,000	152,950
GeoEye, Inc.
Sr. Sec. Nt.
9.625% due 10/1/2015	520,000	567,450
Hughes Network Systems LLC
9.50% due 4/15/2014	500,000	517,500
Sr. Nt.
9.50% due 4/15/2014	520,000	538,200
Inmarsat Finance PLC
7.375% due 12/1/2017(1)	150,000	156,750
Intelsat Corp.
Sr. Nt.
9.25% due 8/15/2014	380,000	393,300
Intelsat Jackson Holdings Ltd.
11.25% due 6/15/2016	590,000	641,625
Intelsat Jackson Holdings S.A.
Sr. Nt.
7.25% due 10/15/2020(1)	1,380,000	1,386,900
Intelsat Subsidiary Holding Co. Ltd.
8.875% due 1/15/2015(1)	140,000	144,200
8.875% due 1/15/2015	160,000	165,600
Lamar Media Corp.
Sr. Nt.
6.625% due 8/15/2015	500,000	510,300
7.875% due 4/15/2018	440,000	462,000
LIN Television Corp.
8.375% due 4/15/2018(1)	220,000	232,375
McClatchy Co.
Sr. Sec. Nt.
11.50% due 2/15/2017	580,000	616,975
Nielsen Finance LLC
7.75% due 10/15/2018(1)	300,000	297,801
11.50% due 5/1/2016	560,000	635,600
Quebecor Media, Inc.
Sr. Nt.	821,000	846,656
7.75% due 3/15/2016
Sinclair Broadcast Group, Inc.
8.00% due 3/15/2012	460,000	460,920
Sinclair Television Group, Inc.
Sr. Nt.
8.375% due 10/15/2018(1)	300,000	302,250
Sr. Sec. Nt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
9.25% due 11/1/2017(1)	$160,000	$171,600
		11,941,452
Metals And Mining — 1.7%
CONSOL Energy, Inc.
8.00% due 4/1/2017(1)	450,000	487,125
8.25% due 4/1/2020(1)	290,000	316,825
New Enterprise Stone & Lime Co.
Sr. Nt.
11.00% due 9/1/2018(1)	830,000	776,050
Penn Virginia Resource Partners L.P.
8.25% due 4/15/2018	330,000	341,963
Steel Dynamics, Inc.
7.625% due 3/15/2020(1)	150,000	155,625
		2,077,588
Natural Gas: Distributors — 0.6%
Inergy L.P.
7.00% due 10/1/2018(1)	600,000	615,000
8.75% due 3/1/2015	80,000	86,300
		701,300
Non Captive Diversified — 4.3%
Ally Finanical, Inc.
8.00% due 3/15/2020(1)	300,000	327,750
8.30% due 2/12/2015(1)	580,000	632,200
CIT Group, Inc.
Sr. Sec. Nt.
7.00% due 5/1/2013	1,740,000	1,748,700
International Lease Finance Corp.
Sr. Nt. Ser. MTN
5.65% due 6/1/2014	1,160,000	1,125,200
Sr. Nt.
8.625% due 9/15/2015(1)	980,000	1,048,600
PHH Corp.
Sr. Nt.
9.25% due 3/1/2016(1)	400,000	416,000
		5,298,450
Packaging — 2.1%
Ball Corp.
7.375% due 9/1/2019	200,000	217,500
Bway Holding Co.
10.00% due 6/15/2018(1)	300,000	324,750
Crown Americas LLC
7.625% due 5/15/2017	340,000	367,200
Owens-Brockway Glass Container, Inc.
7.375% due 5/15/2016	340,000	365,925
Reynolds Group Issuer, Inc.
Sr. Sec. Nt.
7.75% due 10/15/2016(1)	500,000	508,750
Sr. Nt.
8.50% due 5/15/2018(1)	560,000	547,400
Silgan Holdings, Inc.
Sr. Nt.
7.25% due 8/15/2016	300,000	318,375
		2,649,900
Paper — 0.6%
Cascades, Inc.
7.75% due 12/15/2017	300,000	312,750
7.875% due 1/15/2020	440,000	458,700
		771,450
Pharmaceuticals — 0.8%
Mylan, Inc.
7.875% due 7/15/2020(1)	880,000	942,700
		942,700
Pipelines — 3.2%
Atlas Pipeline Partners L.P.
8.75% due 6/15/2018	760,000	777,100
Crosstex Energy L.P.
8.875% due 2/15/2018	720,000	754,200
Energy Transfer Equity L.P.
7.50% due 10/15/2020	800,000	842,000
MarkWest Energy Partners L.P.
Ser. B
6.875% due 11/1/2014	170,000	171,912
Sr. Nt. Ser. B
8.50% due 7/15/2016	400,000	422,000
Niska Gas Storage US LLC
Sr. Nt.
8.875% due 3/15/2018(1)	560,000	599,200
Regency Energy Partners L.P.
Sr. Nt.
9.375% due 6/1/2016	340,000	374,850
		3,941,262
Railroads — 0.4%
RailAmerica, Inc.
Sr. Sec. Nt.
9.25% due 7/1/2017	420,000	460,425
		460,425
Refining — 0.9%
CITGO Petroleum Corp.
Sr. Sec. Nt.
11.50% due 7/1/2017(1)	945,000	1,046,587
		1,046,587
Retailers — 1.7%
Michaels Stores, Inc.
11.375% due 11/1/2016	140,000	152,075
Nebraska Book Co.
Sr. Sec. Nt.
10.00% due 12/1/2011	600,000	607,500
Sonic Automotive, Inc.
Ser. B
9.00% due 3/15/2018	230,000	238,625
Susser Holdings LLC
8.50% due 5/15/2016	550,000	572,000
The Neiman Marcus Group, Inc.
10.375% due 10/15/2015	520,000	546,000
		2,116,200
Supermarkets — 0.5%
Tops Markets LLC
Sr. Sec. Nt.
10.125% due 10/15/2015(1)	610,000	654,988
		654,988
Technology — 7.6%
Amkor Technology, Inc.
Sr. Nt.
7.375% due 5/1/2018(1)	1,410,000	1,427,625
Communications & Power Industries, Inc.
Sr. Sub. Nt.
8.00% due 2/1/2012	490,000	491,225
DuPont Fabros Technology L.P.
8.50% due 12/15/2017	530,000	568,425
First Data Corp.
9.875% due 9/24/2015	1,670,000	1,365,225
GXS Worldwide, Inc.
Sr. Sec. Nt.
9.75% due 6/15/2015	530,000	528,012
See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Iron Mountain, Inc.
Sr. Sub. Nt.
8.375% due 8/15/2021	$340,000	$367,625
NXP BV
Sr. Sec. Nt.
3.276% due 10/15/2013(2)	1,000,000	945,000
Sitel LLC
Sr. Nt.
11.50% due 4/1/2018(1)	450,000	360,000
Stream Global Services, Inc.
Sr. Sec. Nt.
11.25% due 10/1/2014	240,000	236,400
SunGard Data Systems, Inc.
10.625% due 5/15/2015	1,210,000	1,349,150
Terremark Worldwide, Inc.
Sr. Sec. Nt.
12.00% due 6/15/2017	500,000	571,250
Trans Union LLC
11.375% due 6/15/2018(1)	600,000	682,500
Viasystems, Inc.
Sr. Sec. Nt.
12.00% due 1/15/2015(1)	360,000	392,850
		9,285,287
Textile — 1.2%
Hanesbrands, Inc.
Sr. Nt.
8.00% due 12/15/2016	450,000	475,313
Phillips-Van Heusen Corp.
Sr. Nt.
7.375% due 5/15/2020	950,000	1,001,062
		1,476,375
Transportation Services — 2.4%
Avis Budget Car Rental LLC
2.876% due 5/15/2014(2)	100,000	91,500
Sr. Nt.
7.625% due 5/15/2014	100,000	101,500
7.75% due 5/15/2016	300,000	294,750
9.625% due 3/15/2018	450,000	475,875
Hertz Corp.
7.50% due 10/15/2018(1)	700,000	700,000
8.875% due 1/1/2014	410,000	420,762
Navios Maritime Holdings, Inc.
Nt.
8.875% due 11/1/2017(1)	360,000	379,800
Teekay Corp.
Sr. Nt.
8.50% due 1/15/2020	500,000	544,375
		3,008,562
Wireless — 4.7%
MetroPCS Wireless, Inc.
7.875% due 9/1/2018	1,000,000	1,030,000
Nextel Communications, Inc.
Ser. F
5.95% due 3/15/2014	510,000	507,450
Ser. E
6.875% due 10/31/2013	550,000	553,438
Ser. D
7.375% due 8/1/2015	300,000	301,500
NII Capital Corp.
8.875% due 12/15/2019	910,000	1,011,237
SBA Telecommunications, Inc.
8.00% due 8/15/2016	430,000	462,250
Sprint Capital Corp.
6.90% due 5/1/2019	885,000	889,425
Sprint Nextel Corp.
Sr. Nt.
8.375% due 8/15/2017	180,000	195,300
Trilogy International Partners LLC
Sr. Sec. Nt.
10.25% due 8/15/2016(1)	840,000	781,200
		5,731,800
Wirelines — 1.0%
Frontier Communications Corp.
Sr. Nt.
8.125% due 10/1/2018	540,000	589,950
8.25% due 4/15/2017	280,000	306,250
Windstream Corp.
7.875% due 11/1/2017	330,000	344,025
		1,240,225
Total Corporate Bonds (Cost $109,753,525)		115,178,785
Senior Secured Loans — 0.6%
Electric — 0.6%
Texas Competitive Electric Holdings Co. LLC
Term Loan B3
3.758% - 3.789% due 10/10/2014(2)	992,327	767,625
		767,625
Total Senior Secured Loans (Cost $828,728)		767,625

	Shares
Common Stocks — 0.6%
Banking — 0.6%
Citigroup, Inc.(5)	166,615	649,798
		649,798
Total Common Stocks (Cost $501,612)		649,798

Preferred Stocks — 0.5%
Banking — 0.5%
Citigroup Capital XIII(5)	24,000	621,600
		621,600
Total Preferred Stocks (Cost $600,000)		621,600

	Principal Amount
Repurchase Agreements — 3.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.13% dated 9/30/2010, maturity value of $3,664,013 due 10/1/2010(6)	$3,664,000	3,664,000
Total Repurchase Agreements (Cost $3,664,000)		3,664,000
Total Investments — 98.5% (Cost $115,347,865)		120,881,808
Other Assets, Net — 1.5%		1,876,498
Total Net Assets — 100.0%		$122,758,306

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund—(Continued)

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2010, the aggregate market value of these securities amounted to $39,949,138, representing 32.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate security. The rate shown is the rate in effect at September 30, 2010.
(3)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	Step-up bond.
(5)	Non-income producing security.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	5/15/2013	$3,739,041

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$115,178,785	$—	$115,178,785
Senior Secured Loans	—	767,625	—	767,625
Common Stocks	649,798	—	—	649,798
Preferred Stocks	621,600	—	—	621,600
Repurchase Agreements	—	3,664,000	—	3,664,000
Total	$1,271,398	$119,610,410	$—	$120,881,808

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2010 (unaudited)	Principal Amount	Value
Municipal Bonds — 94.6%
Alabama — 0.1%
Alabama 21st Century Auth. Tobacco Settlement
Rev.
5.75% due 12/1/2019	$160,000	$163,645
		163,645
Arizona — 2.0%
Arizona St. Transn. Brd. Hwy. Rev.
Ser. B
5.00% due 7/1/2032	1,000,000	1,089,540
AZ Wtr. Infrastructure Fin. Auth. Rev.
Wtr Quality-Ser. A
5.00% due 10/1/2027	1,500,000	1,691,265
Chandler, AZ G.O.
5.00% due 7/1/2021	1,500,000	1,721,370
Mesa AZ Utility Sys. Rev.
FGIC Insured
5.00% due 7/1/2027	575,000	612,381
Phoenix, AZ G.O.
Ser. B
5.375% due 7/1/2020	1,000,000	1,055,600
		6,170,156
California — 9.4%
California Edl. Facs. Auth. Rev.
Ref-Carnegie Institution of Washington Ser. A
5.00% due 7/1/2040	2,000,000	2,193,720
California St. Dept. of Wtr. Res. Ctr. Valley Proj.
Rev.
Wtr. Sys. Ser. AG
5.00% due 12/1/2028	1,500,000	1,710,195
California St. Dept. Wtr. Res. Pwr. Supply Rev.
5.00% due 5/1/2022	1,500,000	1,696,410
California St. Pub. Wrks. Brd. Lease Rev.
Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A
6.125% due 4/1/2028	1,000,000	1,100,270
Trustees Calif. St. Univ. Ser. D
6.125% due 4/1/2028	1,245,000	1,388,287
Var. Cap. Projs. Ser. I-1
6.125% due 11/1/2029	1,875,000	2,060,250
Dept. Dev. Svcs. Porterville Ser. C
6.50% due 4/1/2029	1,500,000	1,701,795
California St. Var. Purp. G.O.
5.00% due 12/1/2026	2,000,000	2,094,720
6.00% due 3/1/2033, 11/1/2035	5,000,000	5,601,220
6.50% due 4/1/2033	2,000,000	2,352,160
California Statewide Cmntys. Dev. Auth. Rev.
Var. Kaiser Hosp. Ser. C
5.25% due 8/1/2031	2,000,000	2,037,980
Golden St. Tobacco Securitization Corp. CA
Tobacco Settlement Rev.
Enhanced Asset Bkd. Ser. A,
AMBAC insured
5.00% due 6/1/2021	1,500,000	1,504,410
Palomar Pomerado Hlth. CA Election of 2004
Ser. A G.O.
NATL-RE Insured
5.125% due 8/1/2037	2,000,000	2,029,160
Univ. of California Revs. Ser. O
5.75% due 5/15/2029	1,000,000	1,185,600
		28,656,177
Colorado — 2.9%
Colorado Health Facs. Auth. Rev.
Ref-Adventist Health/Sunbelt Ser. D
5.25% due 11/15/2027, 11/15/2035	3,725,000	3,871,624
Colorado Hsg. & Fin. Auth.
Single Family Mtg. Ser. A,
FHA Insured
5.50% due 11/1/2029	1,500,000	1,590,000
North Metro Fire Rescue Dist. Colorado G.O.,
AMBAC insured
5.00% due 12/1/2027	1,000,000	1,093,380
West Metro Fire Protn. Dist. CO G.O. Ser. A,
MBIA insured
5.25% due 12/1/2026	1,895,000	2,111,522
		8,666,526
Connecticut — 2.2%
Connecticut St.
Revolving Fd. Ser. A
5.00% due 6/1/2026	1,500,000	1,727,145
Connecticut St. G.O. Ser. A
5.00% due 2/15/2029	1,500,000	1,686,105
Connecticut St. Hsg. Fin.
Hsg. Mtg. Fin. Prog. Ser. C-4
5.00% due 11/15/2029	1,405,000	1,488,443
Connecticut St. Spl. Tax Oblig. Rev.
Transn. Infrastructure Ser. A
5.00% due 11/1/2027	1,500,000	1,677,120
		6,578,813
Delaware — 0.5%
Wilmington Delaware G.O. Ser. A
5.00% due 12/1/2018(1)	1,195,000	1,464,520
5.00% due 12/1/2028	55,000	61,511
		1,526,031
District Of Columbia — 0.7%
Metropolitan Washington DC Arpt. Auth. Sys.
Ser. A
5.00% due 10/1/2026	2,000,000	2,242,100
		2,242,100
Florida — 4.5%
Brevard Cnty. FLA Health Facs. Auth. Health
Care Facs. Rev.
Health First Inc. Proj.
7.00% due 4/1/2039	1,500,000	1,699,905
Florida St.
Dept. Trans. - Right of Way
5.375% due 7/1/2027	1,500,000	1,679,325
Florida St. Brd. of Ed. Ser. A
5.00% due 1/1/2022(2)	2,000,000	2,329,360
Miami-Dade Cnty. FLA Aviation Rev.
Miami Intl. Arpt. Ser. A
5.375% due 10/1/2035	2,000,000	2,098,500
Miami-Dade Cnty. FLA Aviation Rev. Ser. A
6.00% due 10/1/2027	1,500,000	1,705,230
Palm Beach Cnty. FLA Wtr. & Swr. Rev.
FPL Reclaimed Wtr. Proj.
5.25% due 10/1/2033	1,500,000	1,652,295
Sarasota Cnty. FLA Pub. Hosp. Dist. Hosp. Rev.
Sarasota Memorial Hosp. Proj. Ser. A
5.50% due 7/1/2034	1,000,000	1,055,980
5.625% due 7/1/2039	1,500,000	1,592,865
		13,813,460
Georgia — 3.4%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A
6.00% due 11/1/2027, 11/1/2029	3,000,000	3,446,580
Gwinnett Cnty. GA Sch. Dist. G.O.
5.00% due 2/1/2018(1)	1,760,000	2,137,978
5.00% due 2/1/2032, 2/1/2036	2,740,000	2,994,392

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Metropolitan Atlanta Rapid Tran. Auth. GA Sales
Tax Rev. Ref-Third Indenture-Ser. B,
FSA insured
5.00% due 7/1/2026	$1,500,000	$1,647,165
		10,226,115
Idaho — 0.6%
Boise St. Univ. Idaho. Revs.
Ref-Gen-Ser. A
5.00% due 4/1/2034	1,750,000	1,863,243
		1,863,243
Illinois — 3.0%
Illinois Fin. Auth. Rev.
Ref-Swedish Covenant Hosp. Ser. A
6.00% due 8/15/2038	1,500,000	1,543,125
Illinois St. G.O.
5.00% due 1/1/2019, 4/1/2025	3,500,000	3,751,285
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref.
Ser. A-1
5.25% due 1/1/2030	2,000,000	2,164,080
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ser. B
5.50% due 1/1/2033	1,500,000	1,650,000
		9,108,490
Indiana — 0.7%
Indiana Fin. Auth. Hlth. Sys. Rev.
Sisters of St. Francis Hlth.
5.00% due 11/1/2025	2,000,000	2,173,060
		2,173,060
Iowa — 1.2%
Iowa Fin. Auth. Rev.
Revolving Fd.
5.00% due 8/1/2029	1,750,000	1,984,623
Iowa St. Spl. Oblig.
iJobs Prog. Ser. A
5.00% due 6/1/2027	1,500,000	1,677,390
		3,662,013
Kansas — 1.6%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2
5.00% due 9/1/2022	1,500,000	1,742,925
Kansas St. Dev. Fin. Auth.
Lease Rev. Ser. G-1,
MBIA insured
5.125% due 4/1/2022	1,300,000	1,410,617
Kansas St. Dev. Fin. Auth. Hosp. Rev.
Adventist Health
5.50% due 11/15/2029	1,500,000	1,663,065
		4,816,607
Louisiana — 1.7%
De Soto Parish LA Environmental Impt. Rev.
Ref-AMT-Intl. Paper Co. Proj. Ser. A
5.00% due 11/1/2018	1,925,000	1,993,703
Louisiana Loc. Govt. Environmental Facs. &
Cmnty. Dev. Auth.
Jefferson Parish Ser. A
5.25% due 4/1/2022	1,525,000	1,736,335
Tobacco Settlement Fing. Corp. LA Rev.
Asset Bkd. Ser. 2001-B
5.875% due 5/15/2039	1,500,000	1,511,670
		5,241,708
Maine — 0.6%
Maine St. Tpk. Auth. Tpk. Rev.
6.00% due 7/1/2034	1,500,000	1,727,670
		1,727,670
Maryland — 1.2%
Baltimore Cnty. MD Met. Dist.
71st Issue
5.00% due 2/1/2022	1,500,000	1,745,085
Maryland St. Dept. Transn. Cons. Transn.
5.25% due 12/15/2017	1,500,000	1,844,295
		3,589,380
Massachusetts — 6.2%
Massachusetts Bay Transn. Auth. Rev. Ser. A
5.25% due 7/1/2034	1,500,000	1,659,390
Massachusetts St. College Bldg. Auth. Proj. Rev.
Ser. A,
AMBAC insured
5.00% due 5/1/2026	950,000	1,031,567
Massachusetts St. College Bldg. Auth. Proj. Rev.
Ser. B
5.00% due 5/1/2030	1,500,000	1,649,595
Massachusetts St. Dept. Transn. Met Hwy. Sys.
Rev. Ser. B
5.00% due 1/1/2027	2,000,000	2,145,100
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Harvard Univ. Ser. B
5.00% due 10/1/2038	1,500,000	1,625,850
Harvard Univ. Ser. A
5.50% due 11/15/2036	1,500,000	1,727,340
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Ser. A, M.I.T.
5.00% due 7/1/2038	1,500,000	1,620,855
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Ser. O, M.I.T.
6.00% due 7/1/2036	1,500,000	1,785,810
Massachusetts St. Hsg. Fin. Agy. Ser. B
5.25% due 12/1/2030	1,500,000	1,534,110
Massachusetts St. Wtr. Poll. Abatement Tr. Ref.
5.00% due 8/1/2028	1,500,000	1,732,215
Massachusetts St. Wtr. Res. Auth.
Ref-Gen-Ser. B
5.00% due 8/1/2031	2,000,000	2,229,840
		18,741,672
Michigan — 0.8%
Michigan Mun. Bd. Auth. Dept. of Treasury Rev.
St. Clean Wtr. Revolving Fd.
5.00% due 10/1/2019	2,000,000	2,320,180
		2,320,180
Minnesota — 1.9%
Minnesota St. G.O.
5.00% due 8/1/2022	1,500,000	1,721,655
Minnesota St. Var. Purp. Ser. D G.O.
5.00% due 8/1/2024	2,000,000	2,371,700
Rochester, MN Waste Wtr. Ser. A G.O.
5.00% due 2/1/2026	1,500,000	1,627,035
		5,720,390
Mississippi — 0.5%
Warren Cnty. MS Gulf Opportunity Zone
Intl. Paper Ser. A
6.50% due 9/1/2032	1,500,000	1,666,035
		1,666,035
Missouri — 2.3%
Metropolitan St. Louis MO Swr. Dist. Wastewtr
Sys. Rev. Ser. A
5.75% due 5/1/2038	1,500,000	1,700,340
Missouri St. Environmental Impt. & Energy Res.
Auth. Wtr. Poll. Ctl. St.
Revolving Fds. Pgs. Ser. A
5.75% due 1/1/2029	1,500,000	1,807,560
Missouri St. Hwys & Trans Commn St. Rd. Rev.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
5.00% due 5/1/2025 (1st Lein)	$1,500,000	$1,682,295
5.25% due 5/1/2018 (2nd Lein)	1,500,000	1,795,755
		6,985,950
Montana — 0.7%
Forsyth MT Poll. Ctl. Rev.
Ref-Portland Gen. Elec. Co. Ser. A
5.00% due 5/1/2033	2,000,000	2,123,480
		2,123,480
Nevada — 0.5%
Clark Cnty. NV Ind. Dev. Rev. Southwest Gas
Corp. Proj. Ser. A
AMBAC Insured
5.25% due 7/1/2034	1,675,000	1,654,699
		1,654,699
New Jersey — 5.6%
Essex Cnty. NJ Impt. Auth. Proj. Rev.
AMBAC Insured
5.00% due 12/15/2023	2,000,000	2,218,780
Middlesex Cnty. NJ Impt. Auth. Lease Rev.
Regl. Ed. Svc. Commn.
5.25% due 12/15/2033	1,500,000	1,670,835
New Jersey Economic Dev. Auth. Rev.
Sch. Facs. Constr. Ser. O
5.25% due 3/1/2022	1,500,000	1,657,185
New Jersey Economic Dev. Auth. Wtr. Facs.
Rev.
AMT-Ref-New Jersey American Wtr. Co. Ser. B
5.60% due 11/1/2034	1,500,000	1,579,410
New Jersey Garden St. Preservation Tr. Ser. A,
FSA insured
5.50% due 11/1/2015	1,500,000	1,783,890
New Jersey St. Ed. Facs. Auth. Rev.
Princeton Univ. Ser. E
5.00% due 7/1/2033	1,500,000	1,657,650
New Jersey St. Transn. Tr. Fd. Auth.
Transn. Sys. Ser. D
5.00% due 6/15/2020	2,000,000	2,209,840
Transn. Sys. Ser. C,
FSA Insured
5.50% due 12/15/2016	1,500,000	1,776,540
New Jersey St. Var. Purp. G.O.
5.00% due 6/1/2021	2,000,000	2,324,380
		16,878,510
New York — 5.1%
Metropolitan Transn. Auth. NY Dedicated Tax Fd.
Ser. B
5.00% due 11/15/2034	1,690,000	1,817,916
New York City Tr. Cultural Res. Rev.
5.00% due 4/1/2031	450,000	494,055
New York NY City Mun. Wtr. Fin. Auth. Wtr. &
Swr. Sys. Rev.
Ser. FF-2
5.50% due 6/15/2040	1,500,000	1,691,955
New York NY G.O. Ser. H-1
5.25% due 3/1/2021	1,500,000	1,762,455
New York NY Ser. D1
5.125% due 12/1/2024	1,500,000	1,688,400
New York St. Dorm. Auth. Lease Rev.
Mental Health Svcs. Facs. Ser. A
5.00% due 8/15/2021	2,000,000	2,304,140
New York St. Dorm. Auth. Rev.
NonStruct. Supp. Debt.
Columbia Univ. Ser. C
5.00% due 7/1/2029	1,500,000	1,672,050
New York St. Dorm. Auth. Revs. Non St. Supp.
Debt New York Univ. Ser. B
5.00% due 7/1/2029	2,050,000	2,256,784
New York State Thruway Auth. New York
5.25% due 3/15/2027	1,500,000	1,716,195
		15,403,950
North Carolina — 3.2%
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B
5.00% due 7/1/2033	1,750,000	1,946,630
Raleigh NC Combined Enterprise Sys. Rev. Ser. A
5.00% due 3/1/2026	1,600,000	1,751,856
University NC Univ. Revs.
5.00% due 12/1/2027	1,500,000	1,682,610
Wake Cnty. NC G.O.
5.00% due 3/1/2017(1)	1,500,000	1,811,340
Pub. Impt. Ser. A
5.00% due 4/1/2018	2,000,000	2,432,440
		9,624,876
Ohio — 2.7%
Buckeye OH Tobacco Settlement Fing. Auth.
Asset Bkd. Ser. A-1
5.00% due 6/1/2015	2,000,000	2,096,200
Columbus OH Swr. Rev. Ser. A
5.00% due 6/1/2028	1,500,000	1,653,240
Franklin Cnty. OH Cnvtn. Facs. Ref.
Tax & Lease Rev. Antic. Bds.,
AMBAC insured
5.25% due 12/1/2016	1,000,000	1,090,840
Ohio St. Air Quality Dev. Auth. Rev.
Ref-Poll. Ctl. FirstEnergy Generation Corp.
Ser. C
5.625% due 6/1/2018	1,500,000	1,662,420
Ohio St. Hosp. Fac. Rev.
Cleveland Clinic Health Ser. B
5.50% due 1/1/2034	1,500,000	1,637,805
		8,140,505
Oklahoma — 0.6%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev.
Master Tr.
5.00% due 4/1/2029	1,635,000	1,844,476
		1,844,476
Oregon — 2.4%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O.
6.125% due 6/15/2032	1,500,000	1,777,950
Oregon St. Dept. Trans. Hwy. User Tax Rev.
Ser. A
5.00% due 11/15/2028	1,500,000	1,647,870
Sr. Lien-Ser. A
5.00% due 11/15/2033	1,500,000	1,638,000
Oregon St. Facs. Auth. Rev.
Ref-Legacy Health Sys. Ser. A
5.00% due 3/15/2030	1,000,000	1,044,360
Oregon St. G.O. St. Brd. Ed. Ser. D
5.00% due 8/1/2025	1,000,000	1,172,730
		7,280,910
Pennsylvania — 1.1%
Franklin Cnty. PA Ind. Dev. Auth. Rev.
Chambersburg Hosp. Proj.
5.30% due 7/1/2030	1,000,000	1,033,820
St. Mary Hosp. Auth. PA Health Sys. Rev.
Catholic Health East Ser. A
5.00% due 11/15/2018	2,000,000	2,222,120
		3,255,940

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Puerto Rico — 8.1%
Puerto Rico Comwlth. G.O.
Ref. Pub. Impt. Ser. B
6.50% due 7/1/2037	$500,000	$564,995
Puerto Rico Comwlth. Govt. Dev. Bk.
Ser. B Sr. Nts.
5.00% due 12/1/2014	2,460,000	2,660,785
Puerto Rico Comwlth. Hwy. & Transn. Auth.
Transn. Rev. Ser. I
FGIC insured
5.00% due 7/1/2024	1,500,000	1,537,380
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. TT
5.00% due 7/1/2024	1,500,000	1,593,210
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. UU
FSA insured
5.00% due 7/1/2022	1,500,000	1,647,165
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. WW
5.375% due 7/1/2024	2,000,000	2,209,360
5.50% due 7/1/2021	1,500,000	1,685,535
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. XX
5.75% due 7/1/2036	2,000,000	2,226,940
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. ZZ
5.25% due 7/1/2025	2,000,000	2,203,280
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd.
Ref-Govt. Facs. Ser. P
6.00% due 7/1/2019	1,170,000	1,332,735
7.00% due 7/1/2021	1,500,000	1,670,145
Puerto Rico Sales Tax Fing. Corp. Sales Tax
Rev. Ser. A
5.00% due 8/1/2024	2,000,000	2,144,260
5.25% due 8/1/2027	1,500,000	1,612,740
6.125% due 8/1/2029	1,500,000	1,585,710
		24,674,240
Rhode Island — 0.8%
Tobacco Settlement Fing. Corp. RI
Asset Bkd. Ser. A
6.00% due 6/1/2023	1,465,000	1,482,551
6.125% due 6/1/2032	1,015,000	1,007,803
		2,490,354
South Carolina — 1.1%
South Carolina St. Pub. Svc. Auth. Rev.
Ref. Ser. A
5.50% due 1/1/2015	1,500,000	1,766,445
South Carolina St. Pub. Svc. Auth. Rev. Ser. B
5.25% due 1/1/2034	1,500,000	1,670,490
		3,436,935
Tennessee — 2.7%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev.
Mountain Sts. Hlth. Alliance
5.625% due 7/1/2030	1,500,000	1,549,260
Metropolitan Govt. Nashville & Davidson Cnty.
Tenn Hlth. & Ed. Facs. Brd. Rev.
Vanderbilt Univ. Ser. A
5.00% due 10/1/2034	1,500,000	1,660,050
Vanderbilt Univ. Ser. B
5.50% due 10/1/2034	1,500,000	1,717,200
Tennessee St. G.O. Ser. C
5.00% due 5/1/2025	1,425,000	1,633,363
Tennessee St. Sch. Bd. Auth. Higher Ed. Facs.
Ser. B
5.125% due 5/1/2033	1,500,000	1,647,270
		8,207,143
Texas — 7.2%
Austin, TX Elec. Utility Sys. Rev. Ser. A
5.00% due 11/15/2026	2,000,000	2,215,800
Fort Bend Tex. Indpt. Sch. Dist. G.O.
Sch. Bldg. PSF-GTD Insured
5.00% due 8/15/2027	2,000,000	2,298,660
5.00% due 2/15/2029	1,500,000	1,664,055
Harris Cnty. TX G.O. Ser. B
5.00% due 10/1/2024	1,500,000	1,764,360
North Tex. Mun. Wtr. Dist. Regl. Wastewtr. Rev.
5.00% due 6/1/2028	1,500,000	1,645,665
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C
6.00% due 1/1/2023, 1/1/2025	4,250,000	4,880,862
Round Rock Tex. Indpt. Sch. Dist. G.O.
Sch. Bldg.
5.25% due 8/1/2034	1,500,000	1,642,710
Tex. Private Activity Bd. Surface Transn. Corp.
Sr. Lien
6.875% due 12/31/2039	2,130,000	2,312,371
Texas St. Dept. of Hsg. & Cmnty. Affairs
Residential Mtg. Rev. Ser. A
5.10% due 7/1/2029	1,500,000	1,591,065
Texas St. Univ. Sys. Fing. Rev.
5.25% due 3/15/2027	1,500,000	1,710,450
		21,725,998
Virginia — 1.7%
Fairfax Cnty. VA Indl. Dev. Auth. Rev.
Health Care Inova Ser. C
5.00% due 5/15/2025	500,000	540,260
Tobacco Settlement Fin. Corp. VA
Asset Bkd.
5.50% due 6/1/2026 (1)	1,500,000	1,690,515
Virginia St. Pub. Sch. Auth. Ser. B
5.00% due 8/1/2028	1,500,000	1,682,160
5.25% due 8/1/2033	1,000,000	1,113,010
		5,025,945
Washington — 1.9%
Clark Cnty. WA Pub. Utility Dist. No. 001,
Generating Sys. Rev.
5.00% due 1/1/2024	2,000,000	2,188,680
King Cnty. WA Swr. Rev.
5.50% due 1/1/2030	1,815,000	2,058,900
Tobacco Settlement Auth. WA Tobacco
Settlement Rev.
Asset Bkd.
6.50% due 6/1/2026	1,445,000	1,490,546
		5,738,126
Wisconsin — 1.2%
Wisconsin St. Health & Edl. Facs. Auth. Rev.
Aurora Health Care Inc. Ser. A
5.25% due 4/15/2024	1,500,000	1,593,540
Aurora Health Care
6.50% due 4/15/2033	2,000,000	2,074,220
		3,667,760
Total Municipal Bonds
(Cost $267,090,621)		286,833,268
Total Investments — 94.6%
(Cost $267,090,621)		286,833,268
Other Assets, Net — 5.4%		16,281,821
Total Net Assets — 100.0%		$303,115,089

(1)	Pre-refunded.
(2)	When-issued security.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$286,833,268	$—	$286,833,268
Total	$—	$286,833,268	$—	$286,833,268

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund

September 30, 2010 (unaudited)	Principal Amount	Value
Municipal Bonds — 97.4%
Arizona — 1.5%
Pima Cnty. AR Ind. Dev. Auth. Ind. Rev.
Tuscon Elec. Pwr. Co. Ser. A
5.25% due 10/1/2040(1)	$1,500,000	$1,510,425
		1,510,425
California — 16.4%
California Health Facs. Fing. Auth. Rev.
Episcopal Home Ser. B
6.00% due 2/1/2032	1,500,000	1,557,315
California Hsg. Fin. Agy. Rev. Ser. J - AMT
5.05% due 8/1/2027	2,000,000	1,891,400
California St. Pub. Wrks. Brd. Lease Rev.
Var. Cap. Projs. Ser. I-1
6.125% due 11/1/2029	1,500,000	1,648,200
6.625% due 11/1/2034	2,000,000	2,247,040
California St. Var. Purp. G.O.
5.50% due 11/1/2034	1,500,000	1,595,730
6.00% due 3/1/2033	2,000,000	2,255,700
San Diego Calif. Redev. Agy. Tax Allocation Rev.
City Heights Redev. Ser. A
5.625% due 9/1/2040	1,000,000	1,006,730
Naval Training Ctr. Ser. A
5.75% due 9/1/2040	1,000,000	1,013,270
San Ysidro Redev. Ser. A
5.75% due 9/1/2040	1,000,000	998,240
Tulare Calif. Redev. Agy. Tax Allocation
Merged Tulare Redev. Ser. A
6.125% due 8/1/2035	1,970,000	1,992,241
		16,205,866
Colorado — 2.9%
Regl. Transn. Dist. CO Private Activity Rev.
Denver Trans Partners
6.00% due 1/15/2041	2,750,000	2,893,028
		2,893,028
District Of Columbia — 1.5%
District of Columbia Tobacco Settlement Fing.
Corp.
Asset Bkd. Bds.
6.50% due 5/15/2033	1,500,000	1,494,585
		1,494,585
Florida — 6.0%
Brevard Cnty. FLA Health Facs. Auth. Health
Care Facs. Rev.
Health First Inc. Proj.
7.00% due 4/1/2039	1,500,000	1,699,905
Highlands Cnty. FLA Health Facs. Auth. Rev.
Adventist Health/Sunbelt Ser. B
6.00% due 11/15/2037	1,500,000	1,621,140
Village Cmnty. Dev. District No. 8 FLA Spl.
Assessment Rev.
Ref-Phase II
6.125% due 5/1/2039	2,500,000	2,570,000
		5,891,045
Georgia — 1.4%
Richmond Cnty. GA Dev. Auth. Environmental
Impt. Rev.
International Paper Co. Projs. Ser. A
5.00% due 8/1/2030	1,405,000	1,370,395
		1,370,395
Illinois — 6.0%
Illinois Fin. Auth. Rev.
Ref-Swedish Covenant Hosp. Ser. A
6.00% due 8/15/2038	1,250,000	1,285,937
Temps-50-Park Place Elmhurst Ser. D-3
6.25% due 8/15/2015	1,250,000	1,256,725
Ref-Roosevelt Univ. Proj.
6.25% due 4/1/2029	1,500,000	1,606,380
Park Place Elmhurst Ser. A
8.00% due 5/15/2030	1,750,000	1,749,755
		5,898,797
Indiana — 2.5%
Indiana Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev.
Cmnty. Fndtn. Northwest Indiana
5.50% due 3/1/2037	2,500,000	2,503,475
		2,503,475
Kentucky — 2.7%
Kentucky Economic Dev. Fin. Auth. Hosp. Facs.
Rev.
Ref-Owensboro Medical Hlth. Ser. B
6.375% due 3/1/2040	2,500,000	2,688,725
		2,688,725
Louisiana — 6.2%
Louisiana Pub. Facs. Auth. Rev. Ochsner Clinic
Fndtn. Proj. Ser. A
5.25% due 5/15/2038	1,500,000	1,483,515
Louisiana Pub. Facs. Auth. Rev. Ochsner Clinic
Fndtn. Proj. Ser. B
5.25% due 5/15/2038	1,500,000	1,484,805
St. John The Baptist Parish LA Rev.
Marathon Oil Corp. Ser. A
5.125% due 6/1/2037	1,375,000	1,379,909
Tobacco Settlement Fing. Corp. LA Rev.
Asset Bkd. Ser. 2001-B
5.875% due 5/15/2039	1,765,000	1,778,731
		6,126,960
Maryland — 1.6%
Gaithersburg MD Economic Dev. Rev.
Ref-Asbury Oblig. Ser. B
6.00% due 1/1/2023	1,500,000	1,567,980
		1,567,980
Massachusetts — 2.1%
Massachusetts Dev. Fin. Agy. Sr. Living Fac.
Rev.
Ser. B-1
7.25% due 6/1/2016	1,000,000	1,004,870
Groves-Lincoln Ser. A
7.50% due 6/1/2029	1,000,000	1,065,280
		2,070,150
Michigan — 1.9%
Wayne Cnty. Arpt. Auth. Rev.
Detroit Met Wayne Cnty. Arpt.
NATL-RE Insured
5.00% due 12/1/2034	2,000,000	1,913,400
		1,913,400
Nevada — 1.0%
Clark Cnty. NV Ind. Dev. Rev. Southwest Gas
Corp. Proj. Ser. A
AMBAC Insured
5.25% due 7/1/2034	1,000,000	987,880
		987,880
New Jersey — 5.6%
New Jersey Economic Dev. Auth. Rev.
Cigarette Tax
5.75% due 6/15/2029 - 6/15/2034	3,500,000	3,454,765
MSU Student Hsg. Proj.-Provident Group-Montclair LLC
5.875% due 6/1/2042	2,000,000	2,099,760
		5,554,525

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
New Mexico — 3.8%
Farmington NM Poll. Ctrl. Rev.
Ref. Pub. Svc. N Mex San Juan Ser. D
5.90% due 6/1/2040	$2,000,000	$2,075,840
Ref. Pub. Svc. N Mex Ser. F
6.25% due 6/1/2040	1,600,000	1,641,808
		3,717,648
New York — 1.7%
Hempstead Town NY Loc. Dev. Corp. Rev.
Molloy College Proj.
5.75% due 7/1/2039	1,500,000	1,623,870
		1,623,870
Ohio — 1.6%
Bowling Green OH Student Hsg. Rev.
CFP I LLC St. Univ. Proj.
6.00% due 6/1/2045	1,500,000	1,526,235
		1,526,235
Oklahoma — 1.6%
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty.
Rev.
Montereau Inc. Proj. Ser. A
7.25% due 11/1/2040	1,500,000	1,553,220
		1,553,220
Pennsylvania — 3.2%
Cumberland Cnty. PA Mun. Auth. Rev.
Diakon Lutheran
6.125% due 1/1/2029	1,500,000	1,596,015
Dauphin Cnty. PA Gen. Auth. Health Sys. Rev.
Pinnacle Health Sys Proj. Ser. A
6.00% due 6/1/2036	1,500,000	1,599,885
		3,195,900
Puerto Rico — 3.8%
Puerto Rico Comwlth. G.O.
Ref-Pub. Impt. Ser. B
5.875% due 7/1/2036	1,000,000	1,041,170
6.50% due 7/1/2037	1,500,000	1,694,985
Puerto Rico Comwlth. Hwy. & Transn. Auth.
Transn. Rev.
Ref-Ser. H
5.45% due 7/1/2035	1,000,000	1,036,620
		3,772,775
Rhode Island — 0.6%
Tobacco Settlement Fing. Corp. RI
Asset Bkd. Ser. A
6.125% due 6/1/2032	600,000	595,746
		595,746
South Carolina — 3.2%
Richland Cnty. SC Environmental Impt. Rev.
International Paper
6.10% due 4/1/2023	1,500,000	1,566,090
South Carolina Jobs-Economic Dev. Auth.
Student Hsg. Rev.
Coastal Hsg. Fndtn. Ser. A
6.00% due 4/1/2030	1,500,000	1,564,320
		3,130,410
Tennessee — 1.6%
Johnson City Health & Edl. Facs. Brd. Hosp.
Rev.
Mountain Sts. Hlth. Alliance
5.625% due 7/1/2030	1,500,000	1,549,260
		1,549,260
Texas — 13.4%
Brazos River Tex. Harbor Navigation Dist.
Brazoria Cnty. Env. Fac. Rev.
Dow Chemical Co. Proj. Ser. A-4
5.95% due 5/15/2033	2,000,000	2,073,920
Dallas-Fort Worth Tex. International Arpt. Rev. Jt
Ser. A
FGIC Insured
6.125% due 11/1/2035	1,500,000	1,501,575
Hale Center Tex. Ed. Facs. Corp. Rev. Ref &
Impt - Wayland Baptist
5.00% due 3/1/2035(1)	2,500,000	2,465,200
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp.
Ret. Fac.
CC Young Memorial Home Ser. B-1
7.25% due 2/15/2016	1,500,000	1,517,475
Tex. Private Activity Bd. Surface Transn. Corp.
Sr. Lien-LBJ Infrastructure
7.00% due 6/30/2040	1,500,000	1,634,625
Sr. Lien-NTE Mobility
7.50% due 12/31/2031	1,500,000	1,723,065
Sr. Lien-LBJ Infrastructure
7.50% due 6/30/2033	2,000,000	2,281,980
		13,197,840
Washington — 2.0%
Tobacco Settlement Auth. WA Tobacco
Settlement Rev.
Asset Bkd.
6.625% due 6/1/2032	1,905,000	1,924,336
		1,924,336
Wisconsin — 1.6%
Wisconsin St. Health & Edl. Facs. Auth. Rev.
Aurora Health Care
6.40% due 4/15/2033	1,500,000	1,552,140
		1,552,140
Total Municipal Bonds
(Cost $92,370,451)		96,016,616
Total Investments — 97.4%
(Cost $92,370,451)		96,016,616
Other Assets, Net — 2.6%		2,534,235
Total Net Assets — 100.0%		$98,550,851

(1)	When-issued security.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$96,016,616	$—	$96,016,616
Total	$—	$96,016,616	$—	$96,016,616

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2010 (unaudited)	Principal Amount	Value
Senior Secured Loans — 74.8%
Aerospace/Defense — 0.7%
Sequa Corp.
Term Loan
3.55% - 3.79% due 12/3/2014(1)	$1,999,413	$1,872,790
		1,872,790
Automotive — 4.4%
Allison Transmission, Inc.
Term Loan B
3.01% - 3.05% due 8/7/2014(1)	4,893,665	4,588,448
Ford Motor Co.
Term Loan
3.01% - 3.05% due 12/16/2013(1)	1,860,728	1,821,001
United Components, Inc.
Term Loan B
Due 3/23/2017(2)	5,500,000	5,522,000
		11,931,449
Brokerage — 0.9%
Fortress Investment Group LLC
Term Loan B
Due 9/30/2015(2)	2,500,000	2,523,450
		2,523,450
Capital Goods — 0.6%
The Manitowoc Co., Inc.
Term Loan B
8.00% due 11/6/2014(1)	1,648,559	1,653,719
		1,653,719
Chemicals — 4.4%
Hexion Specialty Chemicals, Inc.
Extended Term Loan C2
4.063% due 5/5/2015(1)	292,326	279,078
Extended Term Loan C1
4.313% due 5/5/2015(1)	698,327	666,679
Lyondell Chemical Co. Exit
Term Loan
5.50% due 4/8/2016(1)	1,995,000	2,009,583
Nalco Co.
Term Loan
6.50% due 5/13/2016(1)	1,987,424	1,981,959
Solutia, Inc.
Term Loan B
4.75% due 3/17/2017(1)	1,925,000	1,928,272
Styron S.A.R.L. LLC
Term Loan B
7.50% due 6/17/2016(1)	4,937,500	4,999,219
		11,864,790
Communications — 1.9%
Savvis Communications Corp.
Term Loan
6.75% due 8/4/2016(1)	5,000,000	5,015,650
		5,015,650
Construction Machinery — 0.7%
Bucyrus International, Inc.
Term Loan
4.50% due 2/19/2016(1)	1,995,084	2,008,551
		2,008,551
Consumer Cyclical Services — 1.5%
Affinion Group, Inc.
Term Loan B
5.00% due 10/10/2016(1)	1,990,000	1,947,295
Ozburn-Hessey Holding Co. LLC
Term Loan B
7.50% due 4/7/2015(1)	1,990,000	2,012,387
		3,959,682
Consumer Products — 1.8%
Reynolds Group Holdings, Inc.
Term Loan D
Due 5/5/2016(2)	2,000,000	2,015,000
Dollar Term Loan
6.25% due 5/5/2016(1)	2,975,039	2,989,230
		5,004,230
Electric — 2.1%
Calpine Corp.
First Priority Term Loan
3.165% due 3/29/2014(1)	679,757	663,613
Dynegy Holdings, Inc.
Synthetic Letter of Credit
4.01% due 4/2/2013(1)	1,851,348	1,828,465
Term Loan B
4.01% due 4/2/2013(1)	147,890	146,062
New Development Holdings, Inc.
New Term Loan
7.00% due 7/3/2017(1)	1,496,250	1,517,093
Texas Competitive Electric Holdings Co. LLC
Term Loan B2
3.758% - 4.066% due 10/10/2014(1)	989,796	768,596
Term Loan B3
3.758% - 3.789% due 10/10/2014(1)	992,327	767,625
		5,691,454
Energy — 5.8%
CITGO Petroleum Corp.
Term Loan B
8.00% due 6/24/2015(1)	5,000,000	5,011,900
GenOn Energy, Inc.
Term Loan B
Due 9/8/2017(2)	4,000,000	3,985,000
MEG Energy Corp.
Term Loan D
6.00% due 4/3/2016(1)	4,974,924	4,979,900
Venoco, Inc.
Term Loan
4.313% - 6.25% due 5/8/2014(1)	1,870,613	1,747,077
		15,723,877
Entertainment — 0.5%
Live Nation Entertainment, Inc.
Term Loan B
4.50% due 11/7/2016(1)	1,492,500	1,473,844
		1,473,844
Environmental — 1.5%
Wm. Bolthouse Farms, Inc.
First Lien Term Loan
5.50% due 2/11/2016(1)	3,995,000	3,988,328
		3,988,328
Finance Companies — 3.7%
AGFS Funding Co.
Term Loan B
7.25% due 4/21/2015(1)	3,000,000	3,012,930
Delos Aircraft, Inc.
Term Loan B2
7.00% due 3/17/2016(1)	1,423,077	1,442,900
Interactive Data Corp.
Term Loan B
6.75% due 1/27/2017(1)	2,992,500	3,023,024

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
International Lease Finance Corp.
Term Loan B1
6.75% due 3/17/2015(1)	$2,576,923	$2,615,113
		10,093,967
Financial Other — 2.2%
MSCI, Inc.
New Term Loan
4.75% due 6/1/2016(1)	1,995,000	2,002,481
TransUnion LLC
Term Loan B
6.75% - 7.25% due 6/15/2017(1)	3,990,000	4,031,895
		6,034,376
Food — 4.4%
Dole Food Co., Inc.
Term Loan B
5.00% - 5.50% due 3/2/2017(1)	852,881	856,616
Term Loan C
5.00% - 5.50% due 3/2/2017(1)	2,118,342	2,127,620
Michael Foods Holdings, Inc.
New Term Loan B
6.25% due 6/29/2016(1)	4,987,500	5,016,877
NBTY, Inc.
Term Loan B
Due 7/14/2017(2)	4,000,000	4,038,000
		12,039,113
Food And Beverage — 1.3%
Pinnacle Foods Holdings Corp.
Tranche D Term Loan
6.00% due 4/2/2014(1)	3,491,250	3,500,502
		3,500,502
Healthcare — 11.1%
Alliance Healthcare Services, Inc.
Term Loan B
5.50% due 6/1/2016(1)	4,979,950	4,902,163
DJO Finance LLC
New Term Loan B
3.256% due 5/20/2014(1)	2,987,206	2,852,781
Gentiva Health Services, Inc.
New Term Loan B
6.75% due 8/15/2016(1)	3,000,000	2,988,750
HCA, Inc.
Term Loan B
2.539% due 11/18/2013(1)	848,013	815,593
IMS Health, Inc.
Term Loan B
5.25% due 2/26/2016(1)	1,980,480	1,989,967
Multiplan, Inc.
Term Loan B
6.50% due 8/26/2017(1)	4,980,769	4,972,451
Sheridan Healthcare, Inc.
First Lien Term Loan
2.549% - 2.776% due 6/6/2014(1)	1,989,690	1,842,951
Skilled Healthcare Group, Inc.
Term Loan B
5.25% due 4/8/2016(1)	1,990,000	1,922,838
Universal Health Services, Inc.
Term Loan B
Due 7/28/2016(2)	3,000,000	3,011,730
Vanguard Health Holding Co. II, LLC
Term Loan B
5.00% due 1/29/2016(1)	4,995,000	4,952,842
		30,252,066
Industrial — 1.9%
Pinafore LLC
Term Loan B
6.75% due 9/21/2016(1)	5,000,000	5,041,100
		5,041,100
Industrial Other — 1.0%
JohnsonDiversey, Inc.
Term Loan B
5.50% due 11/24/2015(1)	2,824,510	2,829,227
		2,829,227
Media Cable — 2.5%
Charter Communications Operating LLC
Replacement Term Loan
2.26% due 3/6/2014(1)	1,989,783	1,939,541
New Term Loan
7.25% due 3/6/2014(1)	1,992,367	2,053,552
Mediacom Illinois LLC
Tranche C Term Loan
2.01% due 1/31/2015(1)	989,717	930,334
Weather Channel
Replacement Term Loan
5.00% due 9/14/2015(1)	1,957,801	1,960,248
		6,883,675
Media Noncable — 1.0%
Getty Images, Inc.
Initial Term Loan
6.25% due 7/2/2015(1)	876,770	881,153
Intelsat Jackson Holdings Ltd.
Term Loan
3.533% due 2/2/2014(1)	1,000,000	937,290
Nielsen Finance LLC
Class B Term loan
4.008% due 5/2/2016(1)	989,981	955,956
		2,774,399
Metals And Mining — 1.5%
Fairmount Minerals Ltd.
Term Loan B
6.25% due 8/5/2016(1)	4,000,000	4,020,000
		4,020,000
Packaging — 2.4%
BWAY Corp.
New Term Loan B
5.50% due 6/16/2017(1)	3,192,000	3,188,808
New Term Loan C
5.50% due 6/16/2017(1)	299,250	298,951
Graham Packaging Co., L.P.
Term Loan D
6.00% due 9/23/2016(1)	2,000,000	2,015,000
Graphic Packaging International, Inc.
Term Loan C
3.276% - 3.283% due 5/16/2014(1)	956,124	940,865
		6,443,624
Paper — 1.9%
Smurfit-Stone Container Enterprises, Inc.
Exit Term Loan B
6.75% due 2/22/2016(1)	4,992,500	5,013,568
		5,013,568
Pharmaceuticals — 0.2%
Mylan Laboratories, Inc.
Term Loan B
3.563% due 10/2/2014(1)	528,375	526,753
		526,753

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Restaurants — 1.1%
Wendy’s/Arby’s Restaurants LLC
Term Loan B
5.00% due 5/24/2017(1)	$2,992,500	$3,000,730
		3,000,730
Retailers — 4.9%
Dollar General Corp.
Tranche B-1 Term Loan
3.006% -3.225% due 7/7/2014(1)	1,855,835	1,819,795
Michaels Stores, Inc.
Term Loan B1
2.563% - 2.75% due 10/31/2013(1)	2,000,000	1,930,380
Term Loan B2
4.813% - 5.00% due 7/31/2016(1)	2,000,000	1,957,500
Phillips-Van Heusen Corp.
Tranche B
4.75% due 5/6/2016 (1)	2,838,928	2,857,636
The Neiman Marcus Group, Inc.
Term Loan B
2.258% - 2.294% due 4/5/2013(1)	4,840,464	4,685,569
		13,250,880
Technology — 5.4%
Aspect Software, Inc.
New Term Loan B
6.25% due 4/19/2016(1)	1,990,000	1,980,050
Brocade Communications Systems, Inc.
Term Loan B
7.00% due 10/7/2013(1)	891,765	895,270
Dealer Computer Services, Inc.
Term Loan B
5.25% due 4/21/2017(1)	1,840,660	1,840,199
EVERTEC, Inc.
Term Loan B
Due 8/27/2016(2)	5,000,000	4,885,400
InfoGroup, Inc.
New Term Loan B
6.25% due 7/1/2016(1)	1,995,000	1,995,998
Intersil Corp.
Term Loan
4.75% due 4/27/2016(1)	1,995,000	1,998,491
Telcordia Technologies, Inc.
Term Loan B
6.75% due 4/9/2016(1)	997,500	999,375
		14,594,783
Textile — 0.7%
Hanesbrands, Inc.
New Term Loan
5.25% due 12/10/2015(1)	1,921,249	1,936,389
		1,936,389
Transportation — 0.1%
Avis Budget Car Rental LLC
New Term Loan
5.75% due 4/19/2014(1)	262,530	261,162
		261,162
Wireless — 0.7%
MetroPCS Wireless, Inc.
Term Loan B
2.563% due 11/4/2013(1)	1,987,067	1,942,576
		1,942,576
Total Senior Secured Loans (Cost $201,743,558)		203,150,704
Corporate Bonds — 21.6%
Airlines — 0.9%
Air Canada
Sr. Sec. Nt.
9.25% due 8/1/2015(3)	2,500,000	2,525,000
		2,525,000
Automotive — 3.3%
Accuride Corp.
Sr. Sec. Nt.
9.50% due 8/1/2018(3)	3,000,000	3,150,000
Cooper-Standard Automotive, Inc.
Sr. Nt.
8.50% due 5/1/2018(3)	1,000,000	1,037,500
Navistar International Corp.
8.25% due 11/1/2021	3,000,000	3,202,500
Titan International, Inc.
Sr. Sec. Nt.
7.875% due 10/1/2017(3)	1,500,000	1,515,000
		8,905,000
Banking — 0.4%
BankAmerica Capital III
1.096% due 1/15/2027(1)	1,500,000	1,060,808
		1,060,808
Brokerage — 0.2%
Penson Worldwide, Inc.
Sr. Sec. Nt.
12.50% due 5/15/2017(3)	500,000	498,750
		498,750
Building Materials — 0.8%
Texas Industries, Inc.
9.25% due 8/15/2020(3)	2,000,000	2,075,000

		2,075,000
Consumer Products — 0.6%
NBTY, Inc.
9.00% due 10/1/2018(3)	1,500,000	1,575,000
		1,575,000
Electric — 0.7%
Dynegy Roseton Pass-Through Trust
Ser. B
7.67% due 11/8/2016	1,000,000	927,500
Edison Mission Energy
Sr. Nt.
7.50% due 6/15/2013	1,000,000	932,500
		1,860,000
Energy — 1.8%
OPTI Canada, Inc.
Sr. Sec. Nt.
9.00% due 12/15/2012(3)	3,000,000	3,037,500
SandRidge Energy, Inc.
4.158% due 4/1/2014(1)	2,000,000	1,852,232
		4,889,732
Food And Beverage — 2.4%
Aramark Corp.
Sr. Nt.
3.966% due 2/1/2015(1)	5,000,000	4,556,250
Reddy Ice Corp.
Sr. Sec. Nt.
11.25% due 3/15/2015	2,000,000	2,045,000
		6,601,250

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Gaming — 0.8%
Marina District Finance Co., Inc.
Sr. Sec. Nt.
9.50% due 10/15/2015 (3)	$1,000,000	$970,000
Pinnacle Entertainment, Inc.
7.50% due 6/15/2015	1,000,000	967,500
Scientific Games Corp.
Sr. Sub. Nt.
8.125% due 9/15/2018(3)	250,000	255,000
		2,192,500
Healthcare — 1.1%
OMEGA Healthcare Investors, Inc.
Sr. Nt.
6.75% due 10/15/2022(3)	1,250,000	1,238,281
Universal Hospital Services, Inc.
Sr. Sec. Nt.
4.134% due 6/1/2015(1)	2,000,000	1,720,000
		2,958,281
Media Noncable — 0.2%
Nielsen Finance LLC
7.75% due 10/15/2018(3)	500,000	496,335
		496,335
Metals And Mining — 2.0%
FMG Finance Pty Ltd.
Sr. Sec. Nt.
4.297% due 9/1/2011(1)(3)	4,000,000	4,020,000
New Enterprise Stone & Lime Co.
Sr. Nt.
11.00% due 9/1/2018(3)	1,500,000	1,402,500
		5,422,500
Non Captive Diversified — 0.3%
Ally Financial, Inc.
2.497% due 12/1/2014(1)	1,000,000	894,057
		894,057
Packaging — 0.5%
Graham Packaging Co., L.P.
Sr. Nt.
8.25% due 10/1/2018(3)	250,000	254,062
Graphic Packaging International, Inc.
7.875% due 10/1/2018	250,000	256,875
Reynolds Group Issuer, Inc.
Sr. Nt.
8.50% due 5/15/2018(3)	1,000,000	977,500
		1,488,437
Restaurants — 1.3%
Seminole Hard Rock Entertainment, Inc.
Sr. Sec. Nt.
2.792% due 3/15/2014(1)(3)	4,000,000	3,510,000
		3,510,000
Retailers — 1.1%
Nebraska Book Co.
Sr. Sec. Nt.
10.00% due 12/1/2011	1,000,000	1,012,500
Susser Holdings LLC
8.50% due 5/15/2016	2,000,000	2,080,000
		3,092,500
Technology — 0.7%
Sanmina-SCI Corp.
3.042% due 6/15/2014(1)(3)	2,000,000	1,885,000
		1,885,000
Textile — 1.1%
Hanesbrands, Inc.
Ser. B
4.121% due 12/15/2014(1)	3,000,000	2,887,500
		2,887,500
Transportation Services — 0.7%
Avis Budget Car Rental LLC
2.876% due 5/15/2014(1)	2,000,000	1,830,000
		1,830,000
Wireless — 0.3%
iPCS, Inc.
Sr. Sec. Nt.
2.591% due 5/1/2013(1)	1,000,000	950,000
		950,000
Wirelines — 0.4%
ITC DeltaCom, Inc.
Sr. Sec. Nt.
10.50% due 4/1/2016	1,000,000	1,016,250
		1,016,250
Total Corporate Bonds (Cost $58,422,840)		58,613,900
Repurchase Agreements — 1.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.13% dated 9/30/2010, maturity value of $4,000,014, due 10/1/2010(4)	4,000,000	4,000,000
Total Repurchase Agreements (Cost $4,000,000)		4,000,000
Total Investments — 97.9% (Cost $264,166,398)		265,764,604
Other Assets, Net — 2.1%		5,697,378
Total Net Assets — 100.0%		$271,461,982

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2010.
(2)	Rate to be determined on settlement date.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2010, the aggregate market value of these securities amounted to $30,422,428, representing 11.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.125%	5/31/2015	$4,083,333

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Senior Secured Loans	$—	$203,150,704	$—	$203,150,704
Corporate Bonds	—	58,613,900	—	58,613,900
Repurchase Agreements	—	4,000,000	—	4,000,000
Total	$—	$265,764,604	$—	$265,764,604

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2010 (unaudited)		Principal Amount	Value
Collateralized Mortgage Obligations — 12.4%
Chase Mortgage Finance Corp.
2003-S10 A1
4.75% due 11/25/2018		$368,980	$379,949
2003-S14 2A2
5.00% due 1/25/2034		306,964	314,259
2003-S14 3A1
5.50% due 1/25/2034		370,264	379,303
Citigroup Mortgage Loan Trust, Inc.
2007-10 1A1A
5.621% due 4/25/2037(1)		184,284	191,851
CS First Boston Mortgage Securities Corp.
2003-8 2A1
5.00% due 4/25/2018		364,041	375,072
2003-27 5A2
5.25% due 1/25/2018		447,743	459,635
GMAC Mortgage Corp. Loan Trust
2004-J6 2A1
5.25% due 2/25/2035		267,852	274,585
J.P. Morgan Mortgage Trust
2004-S2 1A3
4.75% due 11/25/2019		223,988	227,006
Master Asset Securitization Trust
2003-5 2A1
5.00% due 6/25/2018		360,228	374,846
Morgan Stanley Mortgage Loan Trust
2004-1 1A9
4.50% due 11/25/2018		234,121	240,927
Prime Mortgage Trust
2004-2 A2
4.75% due 11/25/2019		529,961	550,157
Residential Funding Mortgage Securities I
2004-S9 2A1
4.75% due 12/25/2019		460,396	464,724
2005-S1 2A1
4.75% due 2/25/2020		379,293	388,421
Structured Asset Securities Corp.
2003-29 1A1
4.75% due 9/25/2018		442,327	454,447
2003-30 3A1
5.00% due 10/25/2033		192,401	197,060
2005-6 5A6
5.00% due 5/25/2035		526,241	527,867
2005-6 2A19
5.50% due 5/25/2035		197,699	195,107
Wells Fargo Mortgage Backed Securities Trust
2003-8 A1
4.50% due 8/25/2018		401,352	415,492
2005-2 2A1
4.75% due 4/25/2020		406,417	421,139
2006-1 A3
5.00% due 3/25/2021		266,025	263,309
2006-7 1A1
5.25% due 6/25/2021		263,980	263,513
2003-17 1A4
5.50% due 1/25/2034		379,297	388,152
Total Collateralized Mortgage Obligations (Cost $7,633,376)			7,746,821
Commercial Mortgage-Backed Securities — 8.6%
Bear Stearns Commercial Mortgage Securities
2003-PWR2 A4
5.186% due 5/11/2039(2)		500,000	541,159
Commercial Mortgage Pass-Through Certificates
2004-LB2A A3
4.221% due 3/10/2039		460,618	462,725
Crown Castle Towers LLC
Sr. Sec. Nt.
4.523% due 1/15/2015(3)		500,000	528,325
CS First Boston Mortgage Securities Corp.
2003-C3 A5
3.936% due 5/15/2038(2)		500,000	525,220
First Union-Lehman Brothers-Bank of America
1998-C2 E
6.778% due 11/18/2035(2)		500,000	543,667
GE Capital Commercial Mortgage Corp.
2004-C1 B
4.692% due 11/10/2038		300,000	309,950
Greenwich Capital Commercial Funding Corp.
2004-GG1 A7
5.317% due 6/10/2036		350,000	383,603
LB UBS Commercial Mortgage Trust
2003-C8 A4
5.124% due 11/15/2032		399,000	435,382
Morgan Stanley Dean Witter Capital I
2002-IQ2 B
5.93% due 12/15/2035		500,000	531,186
SBA Tower Trust
Sec. Nt.
4.254% due 4/15/2015(3)		500,000	531,666
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041		500,000	537,272
Total Commercial Mortgage-Backed Securities (Cost $5,123,996)			5,330,155

	Foreign Currency(5)
Corporate Bonds — 60.7%
Aerospace/Defense — 0.9%
BE Aerospace, Inc.
Sr. Nt.
8.50% due 7/1/2018		250,000	272,500
Triumph Group, Inc.
8.625% due 7/15/2018		250,000	268,750
			541,250
Airlines — 0.4%
Delta Air Lines, Inc.
Sr. Sec. Nt.
9.50% due 9/15/2014(3)		225,000	244,125
			244,125
Automotive — 2.1%
Ford Motor Credit Co. LLC
Sr. Nt.
6.625% due 8/15/2017		200,000	213,087
Lear Corp.
8.125% due 3/15/2020		200,000	213,750
Navistar International Corp.
8.25% due 11/1/2021		250,000	266,875
TRW Automotive, Inc.
7.25% due 3/15/2017(3)		175,000	185,938
Volvo Treasury AB
4.50% due 4/4/2014(2)	SEK	3,000,000	451,381
			1,331,031
See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund—(Continued)

September 30, 2010 (unaudited)	Foreign Currency(5)	Principal Amount	Value
Banking — 7.3%
American Express Travel Related
Services Co., Inc.
Sr. Nt.
5.25% due 11/21/2011(3)		$500,000	$520,738
Australia & New Zealand Banking
Group Ltd.
6.75% due 11/10/2014	AUD	500,000	490,711
Bank Nederlandse Gemeenten
NV
Sr. Nt.
5.875% due 1/30/2015(2)	NZD	500,000	384,129
Citigroup, Inc.
Sr. Nt.
5.50% due 10/15/2014		500,000	542,535
JPMorgan Chase & Co.
Sr. Nt.
6.00% due 1/15/2018		500,000	570,989
Morgan Stanley
Sr. Nt.
4.20% due 11/20/2014		500,000	518,361
Rabobank Nederland NV	AUD	500,000	493,659
Sr. Nt.
6.50% due 1/15/2015(2)
The Goldman Sachs Group, Inc.
Sr. Nt.
5.95% due 1/18/2018		500,000	549,164
Westpac Banking Corp.
Sr. Nt.
7.25% due 11/18/2016(2)	AUD	500,000	496,777
			4,567,063
Brokerage — 1.5%
BlackRock, Inc.
Sr. Nt.
3.50% due 12/10/2014		400,000	424,450
Investor AB
Sr. Nt.
5.25% due 9/4/2019(2)	SEK	3,000,000	490,067
			914,517
Building Materials — 0.4%
Texas Industries, Inc.
9.25% due 8/15/2020(3)		250,000	259,375
			259,375
Chemicals — 0.8%
FMC Corp.
Sr. Nt.
5.20% due 12/15/2019		250,000	271,273
LBI Escrow Corp.
Sr. Sec. Nt.
8.00% due 11/1/2017(3)		200,000	218,500
			489,773
Construction Machinery — 0.4%
Case New Holland, Inc.
Sr. Nt.
7.875% due 12/1/2017(3)		200,000	217,250
			217,250
Consumer Cyclical Services — 0.4%
Live Nation Entertainment, Inc.
Sr. Nt.
8.125% due 5/15/2018(3)		250,000	252,500
			252,500

	Foreien Currency(5)
Consumer Products — 0.4%
Easton-Bell Sports, Inc.
Sr. Sec. Nt.
9.75% due 12/1/2016		250,000	271,563
			271,563
Electric — 0.7%
Calpine Corp.
Sr. Sec. Nt.
7.25% due 10/15/2017(3)		250,000	254,375
Mirant Mid Atlantic Pass Through
Tr.
Ser. A
8.625% due 6/30/2012		150,916	154,878
			409,253
Energy — 2.8%
Allis-Chalmers Energy, Inc.
9.00% due 1/15/2014		250,000	252,500
Denbury Resources, Inc.
8.25% due 2/15/2020		249,000	271,721
Linn Energy LLC
7.75% due 2/1/2021(3)		150,000	151,313
SandRidge Energy, Inc.
4.158% due 4/1/2014(1)		250,000	231,529
Suncor Energy, Inc.
Sr. Nt.
6.10% due 6/1/2018(2)		500,000	585,262
Transocean, Inc.
Ser. A
1.625% due 12/15/2037		250,000	248,125
			1,740,450
Food And Beverage — 0.8%
Aramark Corp.
Sr. Nt.
3.966% due 2/1/2015(1)		250,000	227,812
Michael Foods, Inc.
Sr. Nt.
9.75% due 7/15/2018(3)		250,000	267,500
			495,312
Gaming — 0.9%
MGM Resorts International
Sr. Sec. Nt.
9.00% due 3/15/2020(3)		100,000	105,250
Pinnacle Entertainment, Inc.
8.75% due 5/15/2020		200,000	197,000
Wynn Las Vegas LLC
7.75% due 8/15/2020(3)		250,000	263,750
			566,000
Government Related — 14.4%
Asian Development Bank
Sr. Nt. Ser. GMTN
2.35% due 6/21/2027	JPY	80,000,000	1,048,691
Development Bank of Japan
2.30% due 3/19/2026(2)	JPY	40,000,000	527,457
European Investment Bank
Sr. Nt.
1.90% due 1/26/2026	JPY	50,000,000	630,144
5.00% due 12/1/2020(2)	SEK	4,000,000	673,128
Hungary Government Bond
Ser. 14/C
5.50% due 2/12/2014	HUF	90,000,000	431,142
Ser. 17/A
6.75% due 11/24/2017	HUF	90,000,000	446,334
Italy Buoni Poliennali Del Tesoro
4.00% due 9/1/2020	EUR	400,000	553,589

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund—(Continued)

September 30, 2010 (unaudited)	Foreign Currency(5)	Principal Amount	Value
Kreditanstalt fuer Wiederaufbau
4.75% due 8/12/2015(2)	SEK	$3,000,000	$486,852
6.00% due 3/28/2017(2)	AUD	500,000	483,658
Petrobras International Finance Co.
5.875% due 3/1/2018(2)		500,000	555,597
Poland Government Bond
5.25% due 4/25/2013 -10/25/2017(2)	PLN	2,800,000	967,231
5.50% due 10/25/2019(2)	PLN	1,400,000	484,169
6.25% due 10/24/2015(2)	PLN	1,400,000	504,315
Province of Ontario Canada
6.25% due 6/16/2015(2)	NZD	500,000	387,993
Spain Government Bond
4.85% due 10/31/2020	EUR	400,000	576,785
Svensk Exportkredit AB Sr. Nt.
7.625% due 6/30/2014(2)	NZD	250,000	200,956
			8,958,041
Healthcare — 0.8%
Bio-Rad Laboratories, Inc. Sr. Sub. Nt.
8.00% due 9/15/2016		250,000	271,250
Vanguard Health Holding Co. II LLC
8.00% due 2/1/2018(3)		250,000	250,000
			521,250
Insurance - Life — 1.7%
MetLife, Inc. Sr. Nt.
4.75% due 2/8/2021		500,000	530,452
Prudential Financial, Inc. Sr. Nt. Ser. D
5.70% due 12/14/2036(2)		500,000	508,855
			1,039,307
Insurance P&C — 1.4%
ACE INA Holdings, Inc.
5.70% due 2/15/2017		300,000	336,193
CNA Financial Corp. Sr. Nt.
7.35% due 11/15/2019(2)		500,000	562,166
			898,359
Media Cable — 2.7%
CCO Holdings LLC
7.875% due 4/30/2018(3)		250,000	259,375
Comcast Corp.
6.50% due 11/15/2035		500,000	558,932
Time Warner Cable, Inc.
6.55% due 5/1/2037(2)		500,000	563,890
Virgin Media Finance PLC Ser. 1 9.50% due 8/15/2016		250,000	282,500
			1,664,697
Media Noncable — 3.6%
Allbritton Communications Co. Sr. Nt.
8.00% due 5/15/2018		250,000	250,625
Discovery Communications LLC
5.625% due 8/15/2019		500,000	563,272
Intelsat Jackson Holdings S.A. Sr. Nt.
7.25% due 10/15/2020(3)		250,000	251,250
Lamar Media Corp.
7.875% due 4/15/2018		200,000	210,000
LIN Television Corp.
8.375% due 4/15/2018(3)		100,000	105,625
News America, Inc.
5.65% due 8/15/2020		500,000	575,956
Quebecor Media, Inc. Sr. Nt.
7.75% due 3/15/2016		250,000	257,813
			2,214,541
Metals And Mining — 2.2%
ArcelorMittal Sr. Nt.
6.125% due 6/1/2018(2)		500,000	540,758
CONSOL Energy, Inc.
8.25% due 4/1/2020(3)		100,000	109,250
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt.
8.375% due 4/1/2017		500,000	558,125
Penn Virginia Resource Partners LP
8.25% due 4/15/2018		150,000	155,437
			1,363,570
Non Captive Diversified — 0.4%
International Lease Finance Corp. Sr. Nt.
8.625% due 9/15/2015(3)		250,000	267,500
			267,500
Packaging — 0.4%
Reynolds Group Issuer, Inc. Sr. Nt.
8.50% due 5/15/2018(3)		250,000	244,375
			244,375
Pharmaceuticals — 0.4%
Mylan, Inc.
7.625% due 7/15/2017(3)		250,000	265,938
			265,938
Pipelines — 0.4%
Crosstex Energy LP/Crosstex Energy Finance Corp.
8.875% due 2/15/2018		250,000	261,875
			261,875
REITs — 2.6%
Equity One, Inc.
6.25% due 12/15/2014		500,000	541,756
Simon Property Group LP Sr. Nt.
4.90% due 1/30/2014		500,000	540,519
WCI Finance LLC
5.70% due 10/1/2016(3)		500,000	558,766
			1,641,041
Retailers — 1.8%
Nordstrom, Inc. Sr. Nt.
6.25% due 1/15/2018		500,000	583,778
Sonic Automotive, Inc. Ser. B
9.00% due 3/15/2018		250,000	259,375
Susser Holdings LLC
8.50% due 5/15/2016		250,000	260,000
			1,103,153
Technology — 2.5%
Agilent Technologies, Inc. Sr. Nt.
5.50% due 9/14/2015(2)		500,000	562,135

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Amkor Technology, Inc. Sr. Nt.
7.375% due 5/1/2018(3)	$220,000	$222,750
DuPont Fabros Technology L.P.
8.50% due 12/15/2017	250,000	268,125
GXS Worldwide, Inc.
Sr. Sec. Nt.
9.75% due 6/15/2015	250,000	249,063
Sanmina-SCI Corp.
3.042% due 6/15/2014(1)(3)	250,000	235,625
		1,537,698
Textile — 0.4%
Phillips-Van Heusen Corp.
Sr. Nt.
7.375% due 5/15/2020	250,000	263,438
		263,438
Transportation Services — 0.8%
Avis Budget Car Rental LLC
9.625% due 3/15/2018	200,000	211,500
Teekay Corp.
Sr. Nt.
8.50% due 1/15/2020	250,000	272,188
		483,688
Wireless — 2.2%
America Movil SAB de C.V.
5.625% due 11/15/2017	500,000	564,108
Nextel Communications, Inc.
Ser. D
7.375% due 8/1/2015	250,000	251,250
NII Capital Corp.
8.875% due 12/15/2019	250,000	277,812
SBA Telecommunications, Inc.
8.00% due 8/15/2016	250,000	268,750
		1,361,920
Wirelines — 2.2%
AT&T, Inc.
6.30% due 1/15/2038	500,000	564,734
Frontier Communications Corp.
Sr. Nt.
8.25% due 4/15/2017	250,000	273,437
Telecom Italia Capital S.A.
4.95% due 9/30/2014	500,000	532,365
		1,370,536
Total Corporate Bonds (Cost $35,640,131)		37,760,389
Municipal Bonds — 2.6%
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Ser. I-1
6.125% due 11/1/2029	500,000	549,400
California St. Var. Purp. G.O.
6.00% due 4/1/2038	500,000	555,410
Puerto Rico Comwlth. G.O. Ref. Pub. Impt. Ser. C
6.00% due 7/1/2039	500,000	542,375
Total Municipal Bonds (Cost $1,504,604)		1,647,185
Senior Secured Loans — 12.1%
Aerospace/Defense — 1.5%
Sequa Corp. Term Loan
3.55% - 3.79% due 12/3/2014(1)	999,707	936,395
		936,395
Consumer Products — 1.6%
Reynolds Group Holdings, Inc. Dollar Term Loan
6.25% due 5/5/2016(1)	987,539	992,250
		992,250
Energy — 3.2%
Citgo Petroleum Corp. Term Loan B
8.00% due 6/24/2015(1)	987,500	989,850
MEG Energy Corp. Term Loan D
6.00% due 4/3/2016(1)	992,481	993,474
		1,983,324
Finance Companies — 1.6%
AGFS Funding Co. Term Loan B
7.25% due 4/21/2015(1)	1,000,000	1,004,310
		1,004,310
Food — 1.2%
Pinnacle Foods Holdings Corp. Tranche D Term Loan
6.00% due 4/2/2014(1)	748,125	750,107
		750,107
Technology — 1.5%
Dealer Computer Services, Inc. Term Loan B
5.25% due 4/21/2017(1)	920,330	920,100
		920,100
Textile — 1.5%
Hanesbrands, Inc. New Term Loan
5.25% due 12/10/2015(1)	921,249	928,509
		928,509
Total Senior Secured Loans (Cost $7,496,111)		7,514,995
Repurchase Agreements — 2.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $1,349,005, due 10/1/2010(4)	1,349,000	1,349,000
Total Repurchase Agreements (Cost $1,349,000)		1,349,000
Total Investments — 98.6% (Cost $58,747,218)		61,348,545
Other Assets, Net — 1.4%		845,459
Total Net Assets — 100.0%		$62,194,004

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2010.

(2)	Security is segregated as collateral to cover margin requirements on open forwards contracts.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund—(Continued)

At September 30, 2010, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
AUD	$1,916,623	$1,814,676	12/14/2010	$(101,947)
EUR	561,353	523,875	12/14/2010	(37,478)
HUF	899,846	814,281	12/14/2010	(85,565)
JPY	1,564,387	1,555,083	12/14/2010	(9,304)
NZD	948,466	929,772	12/14/2010	(18,694)
PLN	1,916,159	1,790,931	12/14/2010	(125,228)
SEK	2,087,891	1,933,868	12/14/2010	(154,023)
Total				$(532,239)

Legend:

AUD – Australian Dollar

EUR – Euro

HUF – Hungarian Forint

JPY – Japanese Yen

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2010, the aggregate market value of these securities amounted to $6,771,059, representing 10.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	5/15/2013	$1,379,701

(5)	See Currency legend above.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$7,746,821	$—	$7,746,821
Commercial Mortgage-Backed Securities	—	5,330,155	—	5,330,155
Corporate Bonds	—	37,760,389	—	37,760,389
Municipal Bonds	—	1,647,185	—	1,647,185
Senior Secured Loans	—	7,514,995	—	7,514,995
Repurchase Agreements	—	1,349,000	—	1,349,000
Other Financial Instruments
Forward Currency Contracts	—	(532,239)	—	(532,239)
Total	$—	$60,816,306	$—	$60,816,306

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

September 30, 2010 (unaudited)	Principal Amount	Value
Commercial Paper — 66.1%
Aerospace & Defense — 3.1%
United Technologies Corp.
0.17% due 10/28/2010(1)	$5,000,000	$4,999,363
0.18% due 10/7/2010 - 10/26/2010(1)	10,000,000	9,999,225
		14,998,588
Agricultural — 4.0%
Archer Daniels Midland Co.
0.18% due 11/8/2010(1)	4,200,000	4,199,202
0.21% due 10/7/2010(1)	5,000,000	4,999,825
Cargill, Inc.
0.21% due 10/21/2010(1)	10,000,000	9,998,833
		19,197,860
Airport Development & Maintenance — 2.1%
Los Angeles Department of Airports
0.24% due 10/18/2010	10,013,000	10,011,865
		10,011,865
Chemicals — 3.3%
Ecolab, Inc.
0.18% due 10/6/2010 - 11/10/2010(1)	15,700,000	15,697,858
		15,697,858
Computers — 3.1%
Hewlett-Packard Co.
0.17% due 10/8/2010(1)	10,000,000	9,999,670
International Business Machines Corp.
0.15% due 10/8/2010(1)	5,000,000	4,999,854
		14,999,524
Conglomerates — 2.1%
General Electric Capital Corp.
0.20% due 10/29/2010	10,000,000	9,998,444
		9,998,444
Education Revenue — 4.3%
Pres & Fell Harvard
0.21% due 12/6/2010	5,000,000	4,998,075
0.23% due 10/4/2010	5,000,000	4,999,904
Yale University
0.21% due 11/2/2010	5,500,000	5,498,973
0.26% due 11/10/2010	5,000,000	4,998,556
		20,495,508
Electric — 6.2%
American Transmission Co., LLC
0.28% due 10/8/2010(1)	10,000,000	9,999,456
Electricite de France
0.23% due 10/12/2010(1)	10,000,000	9,999,297
0.29% due 10/28/2010(1)	5,000,000	4,998,913
Emerson Electric Co.
0.20% due 10/20/2010(1)	5,000,000	4,999,472
		29,997,138
Finance Companies — 1.0%
Private Export Funding Corp.
0.34% due 12/13/2010(1)	5,000,000	4,996,553
		4,996,553
Food And Beverage — 8.3%
Nestle Capital Corp.
0.15% due 10/12/2010(1)	5,000,000	4,999,771
Pepsico, Inc.
0.15% due 10/15/2010(1)	5,000,000	4,999,708
0.20% due 10/1/2010(1)	5,000,000	5,000,000
The Coca-Cola Co.
0.22% due 12/1/2010(1)	5,000,000	4,998,136
0.36% due 10/6/2010(1)	5,000,000	4,999,750
0.37% due 10/4/2010(1)	5,000,000	4,999,846
Unilever Capital Corp.
0.18% due 11/24/2010(1)	10,000,000	9,997,300
		39,994,511
Internet — 3.1%
Google, Inc.
0.18% due 11/2/2010(1)	5,000,000	4,999,200
0.23% due 10/19/2010(1)	10,000,000	9,998,850
		14,998,050
Machinery — 3.6%
Caterpillar Financial Services Corp.
0.20% due 10/7/2010	2,200,000	2,199,927
0.22% due 12/8/2010	5,000,000	4,997,922
John Deere Bank S.A.
0.20% due 10/28/2010(1)	5,000,000	4,999,250
0.21% due 11/3/2010(1)	5,000,000	4,999,037
		17,196,136
Personal Products — 2.1%
L’Oreal U.S.A., Inc.
0.18% due 11/16/2010(1)	5,000,000	4,998,850
0.21% due 10/21/2010(1)	5,000,000	4,999,417
		9,998,267
Pharmaceuticals — 11.5%
Johnson & Johnson
0.22% due 3/16/2011(1)	5,000,000	4,994,928
Medtronic, Inc.
0.20% due 10/7/2010(1)	5,000,000	4,999,833
0.21% due 11/12/2010(1)	10,000,000	9,997,550
Merck & Co., Inc.
0.20% due 11/19/2010(1)	10,000,000	9,997,278
Roche Holdings, Inc.
0.18% due 10/5/2010(1)	10,000,000	9,999,800
0.19% due 10/21/2010(1)	5,000,000	4,999,472
Sanofi-Aventis
0.20% due 10/26/2010(1)	10,000,000	9,998,611
		54,987,472
Retailers — 2.1%
Wal-Mart Stores, Inc.
0.19% due 10/7/2010(1)	10,000,000	9,999,683
		9,999,683
Transportation — 3.1%
NetJets, Inc.
0.21% due 11/30/2010(1)	5,000,000	4,998,250
0.22% due 11/2/2010(1)	10,000,000	9,998,044
		14,996,294
Utilities - Electric & Water — 3.1%
National Rural Utilities Cooperative Finance Corp.
0.21% due 10/25/2010	10,000,000	9,998,600
0.22% due 11/15/2010	5,000,000	4,998,625
		14,997,225
Total Commercial Paper (Cost $317,560,976)		317,560,976
Municipal Securities — 19.6%
California — 2.1%
Univ. of California
Ser. B
0.26% due 11/5/2010	10,000,000	9,997,472
		9,997,472

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Connecticut — 3.7%
Connecticut St. Housing Fin. Auth.
Ser. B-4
0.32% due 10/7/2010(2)	$17,730,000	$17,730,000
		17,730,000
District Of Columbia — 0.4%
District of Columbia Univ. Rev.
Ref-Georgetown Univ. Ser. C
0.24% due 10/7/2010(2)	2,000,000	2,000,000
		2,000,000
Iowa — 0.9%
Iowa Fin. Auth. Single Family Mtg. Rev.
Mtg. Bkd. Secs. Prog. Ser. C
0.26% due 10/7/2010(2)	4,180,000	4,180,000
		4,180,000
Massachusetts — 1.0%
Massachusetts St. Wtr. Res. Auth.
0.27% due 10/4/2010	5,000,000	5,000,000
		5,000,000
Nebraska — 2.1%
Nebraska Pub. Pwr. Dist.
0.33% due 10/15/2010	5,001,000	5,000,358
0.37% due 11/1/2010	5,000,000	4,998,407
		9,998,765
New York — 9.4%
New York St. Environmental Facs. Corp. St.
Personal Income Tax Rev.
3.50% due 12/15/2010	5,000,000	5,028,101
New York St. Pwr. Auth.
0.25% due 11/15/2010	2,000,000	1,999,375
0.29% due 1/18/2011	13,057,000	13,045,535
New York St. Urban Dev. Corp. Rev.
St. Facs. Ser. A3A
0.33% due 10/7/2010(2)	5,000,000	5,000,000
St. Facs. Ser. A3C
0.33% due 10/7/2010(2)	10,000,000	10,000,000
Triborough Brdg. & Tunl. Auth. NY Revs.
Bd. Antic. Nts.
2.00% due 11/15/2010	10,000,000	10,019,141
		45,092,152
Total Municipal Securities (Cost $93,998,389)		93,998,389
U.S. Government Securities — 13.5%
U.S. Treasury Bills — 13.5%
United States Treasury Bill
0.17% due 12/16/2010	15,000,000	14,994,617
0.175% due 12/23/2010	10,000,000	9,995,965
0.178% due 11/26/2010	14,000,000	13,996,135
0.18% due 2/10/2011	10,000,000	9,993,400
0.185% due 1/13/2011	6,000,000	5,996,793
0.245% due 9/22/2011	10,000,000	9,975,772
		64,952,682
Total U.S. Government Securities (Cost $64,952,682)		64,952,682
Repurchase Agreements — 0.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.13% dated 9/30/2010, maturity value of $4,576,017, due 10/1/2010(3)	4,576,000	4,576,000
Total Repurchase Agreements (Cost $4,576,000)		4,576,000
Total Investments — 100.1% (Cost $481,088,047)		481,088,047
Other Liabilities, Net — (0.1)%		(655,826)
Total Net Assets — 100.0%		$480,432,221

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At September 30, 2010, the aggregate market value of these securities amounted to $254,860,085, representing 53.0% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate demand note. The rate shown is the rate in effect at September 30, 2010.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.125%	5/31/2015	$4,671,165

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$317,560,976	$—	$317,560,976
Municipal Securities	—	93,998,389	—	93,998,389
U.S. Government Securities	—	64,952,682	—	64,952,682
Repurchase Agreements	—	4,576,000	—	4,576,000
Total	$—	$481,088,047	$—	$481,088,047

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 97.0%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	2,005	$79,157
The Interpublic Group of Companies, Inc.(1)	3,258	32,678
		111,835
Aerospace — 2.2%
FLIR Systems, Inc.(1)	1,056	27,139
General Dynamics Corp.	2,544	159,789
Goodrich Corp.	834	61,491
L-3 Communications Holdings, Inc.	765	55,286
Lockheed Martin Corp.	1,992	141,990
Northrop Grumman Corp.	1,962	118,956
Raytheon Co.	2,491	113,864
Rockwell Collins, Inc.	1,049	61,104
Textron, Inc.	1,826	37,543
The Boeing Co.	4,885	325,048
United Technologies Corp.	6,201	441,697
		1,543,907
Air Transport — 0.3%
FedEx Corp.	2,101	179,636
Southwest Airlines Co.	4,976	65,036
		244,672
Aluminum — 0.1%
Alcoa, Inc.	6,811	82,481
		82,481
Asset Management & Custodian — 0.7%
Federated Investors, Inc., Class B	618	14,066
Franklin Resources, Inc.	980	104,762
Invesco Ltd.	3,117	66,174
Janus Capital Group, Inc.	1,230	13,469
Legg Mason, Inc.	1,048	31,765
Northern Trust Corp.	1,620	78,149
State Street Corp.	3,352	126,236
T. Rowe Price Group, Inc.	1,715	85,861
		520,482
Auto Parts — 0.3%
Genuine Parts Co.	1,054	46,998
Johnson Controls, Inc.	4,494	137,067
		184,065
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	1,618	17,393
		17,393
Automobiles — 0.4%
Ford Motor Co.(1)	22,968	281,128
		281,128
Back Office Support, HR, And Consulting — 0.4%
Automatic Data Processing, Inc.	3,292	138,363
Iron Mountain, Inc.	1,346	30,069
Monster Worldwide, Inc.(1)	872	11,301
Paychex, Inc.	2,163	59,461
Robert Half International, Inc.	981	25,506
		264,700
Banks: Diversified — 3.9%
Bank of America Corp.(2)	66,997	878,331
BB&T Corp.	4,622	111,298
Comerica, Inc.	1,180	43,837
Fifth Third Bancorp	5,307	63,843
First Horizon National Corp.(1)	1,550	17,680
Huntington Bancshares, Inc.	4,798	27,205
KeyCorp	5,883	46,829
M&T Bank Corp.	572	46,795
Marshall & Ilsley Corp.	3,521	24,788
PNC Financial Services Group, Inc.	3,507	182,048
Regions Financial Corp.	8,395	61,032
SunTrust Banks, Inc.	3,336	86,169
U.S. Bancorp	12,808	276,909
Wells Fargo & Co.	34,933	877,866
Zions Bancorporation	1,157	24,713
		2,769,343
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	3,536	43,351
People’s United Financial, Inc.	2,478	32,437
		75,788
Beverage: Brewers & Distillers — 0.2%
Brown-Forman Corp., Class B	693	42,716
Constellation Brands, Inc., Class A(1)	1,172	20,733
Molson Coors Brewing Co., Class B	1,062	50,148
		113,597
Beverage: Soft Drinks — 2.4%
Coca-Cola Enterprises, Inc.	2,214	68,634
Dr. Pepper Snapple Group, Inc.	1,597	56,725
PepsiCo, Inc.	10,634	706,523
The Coca-Cola Co.	15,399	901,150
		1,733,032
Biotechnology — 1.4%
Amgen, Inc.(1)	6,397	352,539
Baxter International, Inc.	3,900	186,069
Biogen Idec, Inc.(1)	1,611	90,409
Celgene Corp.(1)	3,068	176,748
Cephalon, Inc.(1)	503	31,407
Genzyme Corp.(1)	1,698	120,201
Life Technologies Corp.(1)	1,234	57,616
		1,014,989
Building Materials — 0.1%
Masco Corp.	2,400	26,424
Vulcan Materials Co.	860	31,751
		58,175
Cable Television Services — 1.0%
Comcast Corp., Class A	18,738	338,783
DIRECTV, Class A(1)	5,787	240,913
Scripps Networks Interactive, Inc., Class A	597	28,405
Time Warner Cable, Inc.	2,370	127,956
		736,057
Casinos & Gambling — 0.0%
International Game Technology	1,992	28,784
		28,784
Chemicals: Diversified — 1.0%
Airgas, Inc.	495	33,635
E.I. du Pont de Nemours & Co.	6,039	269,460
Eastman Chemical Co.	480	35,520
Ecolab, Inc.	1,573	79,814
FMC Corp.	484	33,111
Sigma-Aldrich Corp.	816	49,270
The Dow Chemical Co.	7,748	212,760
		713,570
Chemicals: Specialty — 0.5%
Air Products & Chemicals, Inc.	1,411	116,859
International Flavors & Fragrances, Inc.	532	25,813
Praxair, Inc.	2,048	184,852
		327,524
Coal — 0.2%
CONSOL Energy, Inc.	1,506	55,662
Massey Energy Co.	681	21,124
Peabody Energy Corp.	1,797	88,071
		164,857
Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	351	15,012
		15,012

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Commercial Vehicles & Parts — 0.2%
PACCAR, Inc.	2,427	$116,860
		116,860
Communications Technology — 2.1%
Cisco Systems, Inc.(1)	38,135	835,157
Harris Corp.	860	38,089
JDS Uniphase Corp.(1)	1,477	18,300
Juniper Networks, Inc.(1)	3,464	105,132
QLogic Corp.(1)	727	12,824
QUALCOMM, Inc.	10,721	483,732
Tellabs, Inc.	2,555	19,035
		1,512,269
Computer Services, Software & Systems — 5.6%
Adobe Systems, Inc.(1)	3,507	91,708
Akamai Technologies, Inc.(1)	1,213	60,868
Autodesk, Inc.(1)	1,519	48,562
BMC Software, Inc.(1)	1,158	46,876
CA, Inc.	2,604	54,996
Citrix Systems, Inc.(1)	1,249	85,232
Cognizant Technology Solutions Corp., Class A(1)	2,010	129,585
Computer Sciences Corp.	1,031	47,426
Compuware Corp.(1)	1,415	12,070
Google, Inc., Class A(1)	1,653	869,131
Intuit, Inc.(1)	1,891	82,845
McAfee, Inc.(1)	1,016	48,016
Microsoft Corp.(2)	50,857	1,245,488
Novell, Inc.(1)	2,331	13,916
Oracle Corp.	25,854	694,180
Red Hat, Inc.(1)	1,259	51,619
SAIC, Inc.(1)	1,988	31,768
Salesforce.com, Inc.(1)	780	87,204
Symantec Corp.(1)	5,274	80,007
Teradata Corp.(1)	1,131	43,611
VeriSign, Inc.(1)	1,155	36,660
Yahoo! Inc.(1)	8,988	127,360
		3,989,128
Computer Technology — 5.9%
Apple, Inc.(1)(2)	6,099	1,730,591
Dell, Inc.(1)	11,283	146,228
EMC Corp.(1)	13,704	278,328
Hewlett-Packard Co.	15,137	636,814
International Business Machines Corp.(2)	8,432	1,131,068
NetApp, Inc.(1)	2,383	118,650
NVIDIA Corp.(1)	3,831	44,746
SanDisk Corp.(1)	1,556	57,027
Western Digital Corp.(1)	1,533	43,522
		4,186,974
Consumer Electronics — 0.0%
Harman International Industries, Inc.(1)	463	15,469
		15,469
Consumer Lending — 0.1%
SLM Corp.(1)	3,236	37,376
		37,376
Consumer Services: Miscellaneous — 0.3%
eBay, Inc.(1)	7,717	188,295
H & R Block, Inc.	2,055	26,612
		214,907
Containers & Packaging — 0.2%
Ball Corp.	618	36,369
Bemis Co., Inc.	708	22,479
Owens-Illinois, Inc.(1)	1,089	30,558
Pactiv Corp.(1)	911	30,045
Sealed Air Corp.	1,059	23,806
		143,257
Copper — 0.4%
Freeport-McMoran Copper & Gold, Inc., Class B	3,139	268,039
		268,039
Cosmetics — 0.2%
Avon Products, Inc.	2,880	92,477
Estee Lauder Companies, Inc., Class A	762	48,181
		140,658
Diversified Financial Services — 3.9%
Ameriprise Financial, Inc.	1,673	79,183
Bank of New York Mellon Corp.	8,094	211,496
Capital One Financial Corp.	3,042	120,311
Citigroup, Inc.(1)	158,613	618,591
JPMorgan Chase & Co.(2)	26,477	1,007,979
Leucadia National Corp.(1)	1,312	30,990
Morgan Stanley	9,326	230,166
The Goldman Sachs Group, Inc.	3,442	497,644
		2,796,360
Diversified Manufacturing Operations — 3.4%
3M Co.	4,767	413,347
Danaher Corp.	3,583	145,506
Dover Corp.	1,244	64,949
Eaton Corp.	1,121	92,471
General Electric Co.(2)	71,380	1,159,925
Honeywell International, Inc.	5,158	226,642
Illinois Tool Works, Inc.	3,353	157,658
ITT Corp.	1,225	57,367
Tyco International Ltd.	3,311	121,613
		2,439,478
Diversified Media — 0.7%
Discovery Communications, Inc., Class A(1)	1,911	83,224
News Corp., Class A	15,231	198,917
Time Warner, Inc.	7,513	230,273
		512,414
Diversified Retail — 2.6%
Amazon.com, Inc.(1)	2,362	370,976
Big Lots, Inc.(1)	504	16,758
Costco Wholesale Corp.	2,941	189,665
Family Dollar Stores, Inc.	889	39,258
J.C. Penney Co., Inc.	1,579	42,917
Kohl’s Corp.(1)	2,057	108,363
Macy’s, Inc.	2,819	65,091
Nordstrom, Inc.	1,125	41,850
Sears Holdings Corp.(1)	295	21,281
Target Corp.	4,820	257,581
Wal-Mart Stores, Inc.	13,330	713,421
		1,867,161
Drug & Grocery Store Chains — 1.0%
CVS Caremark Corp.	9,075	285,590
Safeway, Inc.	2,542	53,789
SUPERVALU, Inc.	1,421	16,384
The Kroger Co.	4,278	92,661
Walgreen Co.	6,496	217,616
Whole Foods Market, Inc.(1)	971	36,034
		702,074
Education Services — 0.1%
Apollo Group, Inc., Class A(1)	846	43,442
DeVry, Inc.	420	20,668
		64,110
Electronic Components — 0.4%
Amphenol Corp., Class A	1,158	56,719
Corning, Inc.	10,420	190,478

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Molex, Inc.	922	$19,297
		266,494
Electronic Entertainment — 0.1%
Electronic Arts, Inc.(1)	2,218	36,442
		36,442
Energy Equipment — 0.1%
First Solar, Inc.(1)	360	53,046
		53,046
Engineering & Contracting Services — 0.2%
Fluor Corp.	1,195	59,188
Jacobs Engineering Group, Inc.(1)	849	32,856
Quanta Services, Inc.(1)	1,406	26,827
		118,871
Entertainment — 0.8%
The Walt Disney Co.	12,769	422,782
Viacom, Inc., Class B	4,063	147,040
		569,822
Environmental, Maintenance, And Security Services — 0.0%
Cintas Corp.	870	23,968
		23,968
Fertilizers — 0.3%
CF Industries Holdings, Inc.	475	45,363
Monsanto Co.	3,608	172,931
		218,294
Financial Data & Systems — 1.4%
American Express Co.	6,981	293,411
Discover Financial Services	3,616	60,315
Equifax, Inc.	826	25,771
Fidelity National Information Services, Inc.	1,756	47,640
Fiserv, Inc.(1)	1,013	54,520
MasterCard, Inc., Class A	648	145,152
Moody’s Corp.	1,358	33,923
The Dun & Bradstreet Corp.	339	25,134
Total System Services, Inc.	1,106	16,855
Visa, Inc., Class A	3,321	246,618
Western Union Co.	4,393	77,624
		1,026,963
Foods — 1.8%
Campbell Soup Co.	1,321	47,226
ConAgra Foods, Inc.	2,945	64,613
Dean Foods Co.(1)	1,213	12,385
General Mills, Inc.	4,296	156,976
H.J. Heinz Co.	2,135	101,135
Hormel Foods Corp.	450	20,070
Kellogg Co.	1,723	87,029
Kraft Foods, Inc., Class A	11,678	360,383
McCormick & Co., Inc.	876	36,827
Mead Johnson Nutrition Co.	1,368	77,853
Sara Lee Corp.	4,423	59,401
Sysco Corp.	3,921	111,827
The Hershey Co.	1,029	48,970
The J.M. Smucker Co.	786	47,576
Tyson Foods, Inc., Class A	1,987	31,832
		1,264,103
Forest Products — 0.1%
Weyerhaeuser Co.	3,575	56,342
		56,342
Forms And Bulk Printing Services — 0.0%
R.R. Donnelley & Sons Co.	1,372	23,269
		23,269
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	4,268	136,235
		136,235
Gas Pipeline — 0.3%
El Paso Corp.	4,693	58,099
EQT Corp.	1,002	36,132
Spectra Energy Corp.	4,348	98,048
		192,279
Gold — 0.3%
Newmont Mining Corp.	3,289	206,582
		206,582
Health Care Facilities — 0.1%
DaVita, Inc.(1)	681	47,009
Tenet Healthcare Corp.(1)	3,244	15,312
		62,321
Health Care Management Services — 0.9%
Aetna, Inc.	2,784	88,002
CIGNA Corp.	1,818	65,048
Coventry Health Care, Inc.(1)	994	21,401
Humana, Inc.(1)	1,130	56,771
UnitedHealth Group, Inc.	7,505	263,501
WellPoint, Inc.(1)	2,669	151,172
		645,895
Health Care Services — 0.7%
Cerner Corp.(1)	476	39,979
Express Scripts, Inc.(1)	3,624	176,489
McKesson Corp.	1,753	108,300
Medco Health Solutions, Inc.(1)	2,894	150,662
		475,430
Home Building — 0.1%
D.R. Horton, Inc.	1,877	20,872
Lennar Corp., Class A	1,061	16,318
Pulte Group, Inc.(1)	2,244	19,658
		56,848
Hotel/Motel — 0.3%
Marriott International, Inc., Class A	1,913	68,543
Starwood Hotels & Resorts Worldwide, Inc.	1,270	66,738
Wyndham Worldwide Corp.	1,195	32,827
Wynn Resorts Ltd.	503	43,645
		211,753
Household Appliances — 0.1%
Whirlpool Corp.	508	41,128
		41,128
Household Equipment & Products — 0.2%
Fortune Brands, Inc.	1,019	50,165
Newell Rubbermaid, Inc.	1,868	33,269
Snap-On, Inc.	388	18,046
Stanley Black & Decker, Inc.	1,107	67,837
		169,317
Household Furnishings — 0.0%
Leggett & Platt, Inc.	972	22,123
		22,123
Insurance: Life — 0.7%
AFLAC, Inc.	3,143	162,525
Lincoln National Corp.	2,110	50,471
Principal Financial Group, Inc.	2,123	55,028
Prudential Financial, Inc.	3,116	168,825
Torchmark Corp.	542	28,802
Unum Group	2,195	48,619
		514,270
Insurance: Multi-Line — 2.2%
American International Group, Inc.(1)	901	35,229
Aon Corp.	1,784	69,772
Assurant, Inc.	703	28,612
Berkshire Hathaway, Inc., Class B(1)	11,551	955,037
Genworth Financial, Inc., Class A(1)	3,268	39,935

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Loews Corp.	2,138	$81,030
Marsh & McLennan Companies, Inc.	3,631	87,580
MetLife, Inc.	6,042	232,315
The Hartford Financial Services Group, Inc.	2,961	67,955
		1,597,465
Insurance: Property-Casualty — 1.0%
ACE Ltd.	2,232	130,014
Cincinnati Financial Corp.	1,094	31,562
The Allstate Corp.	3,618	114,148
The Chubb Corp.	2,123	120,990
The Progressive Corp.	4,436	92,579
The Travelers Companies, Inc.	3,166	164,949
XL Group PLC	2,223	48,150
		702,392
Leisure Time — 0.4%
Carnival Corp.	2,898	110,732
Expedia, Inc.	1,384	39,043
Priceline.com, Inc.(1)	323	112,514
		262,289
Luxury Items — 0.1%
Tiffany & Co.	839	39,425
		39,425
Machinery: Agricultural — 0.3%
Deere & Co.	2,831	197,547
		197,547
Machinery: Construction & Handling — 0.5%
Caterpillar, Inc.	4,210	331,243
		331,243
Machinery: Engines — 0.2%
Cummins, Inc.	1,327	120,200
		120,200
Medical & Dental Instruments & Supplies — 0.8%
Becton, Dickinson and Co.	1,537	113,892
Boston Scientific Corp.(1)	10,124	62,060
C.R. Bard, Inc.	617	50,242
DENTSPLY International, Inc.	967	30,915
Patterson Companies, Inc.	635	18,193
St. Jude Medical, Inc.(1)	2,199	86,509
Stryker Corp.	2,282	114,214
Zimmer Holdings, Inc.(1)	1,343	70,279
		546,304
Medical Equipment — 0.8%
CareFusion Corp.(1)	1,276	31,696
Intuitive Surgical, Inc.(1)	263	74,624
Medtronic, Inc.	7,216	242,313
PerkinElmer, Inc.	798	18,466
Thermo Fisher Scientific, Inc.(1)	2,713	129,898
Varian Medical Systems, Inc.(1)	808	48,884
		545,881
Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	691	54,195
Quest Diagnostics, Inc.	984	49,663
		103,858
Metal Fabricating — 0.2%
Fastenal Co.	995	52,924
Precision Castparts Corp.	950	120,983
		173,907
Metals & Minerals: Diversified — 0.1%
Cliffs Natural Resources, Inc.	904	57,784
Titanium Metals Corp.(1)	601	11,996
		69,780
Office Supplies & Equipment — 0.2%
Avery Dennison Corp.	725	26,912
Lexmark International Group, Inc., Class A(1)	526	23,470
Pitney Bowes, Inc.	1,356	28,991
Xerox Corp.	9,230	95,531
		174,904
Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	464	31,445
		31,445
Oil Well Equipment & Services — 1.7%
Baker Hughes, Inc.	2,878	122,603
Cameron International Corp.(1)	1,614	69,337
FMC Technologies, Inc.(1)	792	54,086
Halliburton Co.	6,089	201,363
Helmerich & Payne, Inc.	710	28,727
Nabors Industries Ltd.(1)	1,904	34,386
National-Oilwell Varco, Inc.	2,800	124,516
Rowan Companies, Inc.(1)	761	23,104
Schlumberger Ltd.	9,121	561,945
		1,220,067
Oil: Crude Producers — 2.3%
Anadarko Petroleum Corp.	3,304	188,493
Apache Corp.	2,432	237,752
Cabot Oil & Gas Corp.	698	21,017
Chesapeake Energy Corp.	4,380	99,207
Denbury Resources, Inc.(1)	2,655	42,188
Devon Energy Corp.	2,906	188,134
EOG Resources, Inc.	1,693	157,398
Noble Energy, Inc.	1,164	87,405
Occidental Petroleum Corp.	5,424	424,699
Pioneer Natural Resources Co.	775	50,398
QEP Resources, Inc.	1,162	35,023
Range Resources Corp.	1,067	40,685
Southwestern Energy Co.(1)	2,315	77,414
		1,649,813
Oil: Integrated — 5.9%
Chevron Corp.	13,414	1,087,205
ConocoPhillips	9,899	568,499
Exxon Mobil Corp.(2)	33,992	2,100,366
Hess Corp.	1,949	115,225
Marathon Oil Corp.	4,744	157,026
Murphy Oil Corp.	1,284	79,505
Williams Companies, Inc.	3,907	74,663
		4,182,489
Oil: Refining And Marketing — 0.2%
Sunoco, Inc.	795	29,018
Tesoro Corp.	964	12,879
Valero Energy Corp.	3,773	66,065
		107,962
Paints & Coatings — 0.2%
PPG Industries, Inc.	1,097	79,862
The Sherwin-Williams Co.	603	45,309
		125,171
Paper — 0.1%
International Paper Co.	2,912	63,336
MeadWestvaco Corp.	1,155	28,159
		91,495
Personal Care — 2.3%
Clorox Co.	916	61,152
Colgate-Palmolive Co.	3,252	249,949
Kimberly-Clark Corp.	2,714	176,546
The Procter & Gamble Co.(2)	18,961	1,137,091
		1,624,738
Pharmaceuticals — 6.5%
Abbott Laboratories	10,302	538,177
Allergan, Inc.	2,064	137,318

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund—(Continued)

September 30, 2010 (unaudited)	Shares	Value
AmerisourceBergen Corp.	1,867	$57,242
Bristol-Myers Squibb Co.	11,422	309,650
Cardinal Health, Inc.	2,346	77,512
Eli Lilly & Co.	6,813	248,879
Forest Laboratories, Inc.(1)	1,917	59,293
Gilead Sciences, Inc.(1)	5,597	199,309
Hospira, Inc.(1)	1,115	63,566
Johnson & Johnson(2)	18,361	1,137,648
King Pharmaceuticals, Inc.(1)	1,674	16,673
Merck & Co., Inc.	20,540	756,077
Mylan, Inc.(1)	2,072	38,974
Pfizer, Inc.	53,663	921,394
Watson Pharmaceuticals, Inc.(1)	713	30,167
		4,591,879
Photography — 0.0%
Eastman Kodak Co.(1)	1,799	7,556
		7,556
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	400	47,644
		47,644
Production Technology Equipment — 0.2%
Applied Materials, Inc.	8,913	104,104
KLA-Tencor Corp.	1,110	39,105
Novellus Systems, Inc.(1)	613	16,293
Teradyne, Inc.(1)	1,219	13,580
		173,082
Publishing — 0.2%
Gannett Co., Inc.	1,591	19,458
Meredith Corp.	248	8,261
The McGraw-Hill Companies, Inc.	2,066	68,302
The New York Times Co., Class A(1)	785	6,076
The Washington Post Co., Class B	46	18,373
		120,470
Radio & Tv Broadcasters — 0.1%
CBS Corp., Class B	4,543	72,052
		72,052
Railroads — 0.8%
CSX Corp.	2,536	140,291
Norfolk Southern Corp.	2,460	146,395
Union Pacific Corp.	3,320	271,576
		558,262
Real Estate — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	1,932	35,317
		35,317
Real Estate Investment Trusts — 1.3%
Apartment Investment & Management Co., Class A	787	16,826
AvalonBay Communities, Inc.	569	59,136
Boston Properties, Inc.	928	77,135
Equity Residential	1,901	90,431
HCP, Inc.	2,060	74,119
Health Care REIT, Inc.	912	43,174
Host Hotels & Resorts, Inc.	4,390	63,567
Kimco Realty Corp.	2,706	42,619
Plum Creek Timber Co., Inc.	1,084	38,265
ProLogis	3,184	37,508
Public Storage, Inc.	929	90,150
Simon Property Group, Inc.	1,955	181,307
Ventas, Inc.	1,044	53,839
Vornado Realty Trust	1,083	92,629
		960,705
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,573	44,736
		44,736
Restaurants — 1.2%
Darden Restaurants, Inc.	924	39,529
McDonald’s Corp.	7,106	529,468
Starbucks Corp.	4,935	126,237
Yum! Brands, Inc.	3,120	143,707
		838,941
Scientific Instruments: Control & Filter — 0.4%
Flowserve Corp.	376	41,142
Pall Corp.	777	32,354
Parker Hannifin Corp.	1,074	75,244
Rockwell Automation, Inc.	946	58,397
Roper Industries, Inc.	630	41,063
Waters Corp.(1)	615	43,530
		291,730
Scientific Instruments: Electrical — 0.4%
Emerson Electric Co.	5,021	264,406
		264,406
Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.(1)	2,312	77,151
		77,151
Scientific Instruments: Pollution Control — 0.3%
Republic Services, Inc.	2,039	62,169
Stericycle, Inc.(1)	570	39,604
Waste Management, Inc.	3,199	114,332
		216,105
Securities Brokerage & Services — 0.5%
CME Group, Inc.	449	116,942
E*TRADE Financial Corp.(1)	1,325	19,265
IntercontinentalExchange, Inc.(1)	494	51,732
NYSE Euronext	1,738	49,655
The Charles Schwab Corp.	6,608	91,851
The NASDAQ OMX Group, Inc.(1)	969	18,828
		348,273
Semiconductors & Components — 2.0%
Advanced Micro Devices, Inc.(1)	3,782	26,890
Altera Corp.	2,050	61,828
Analog Devices, Inc.	2,016	63,262
Broadcom Corp., Class A	2,992	105,887
Intel Corp.	37,156	714,510
Linear Technology Corp.	1,508	46,341
LSI Corp.(1)	4,265	19,448
MEMC Electronic Materials, Inc.(1)	1,518	18,094
Microchip Technology, Inc.	1,244	39,124
Micron Technology, Inc.(1)	5,704	41,126
National Semiconductor Corp.	1,610	20,560
Texas Instruments, Inc.	8,011	217,418
Xilinx, Inc.	1,726	45,929
		1,420,417
Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	588	23,120
AutoNation, Inc.(1)	422	9,811
AutoZone, Inc.(1)	192	43,951
Bed, Bath & Beyond, Inc.(1)	1,763	76,532
Best Buy Co., Inc.	2,306	94,154
CarMax, Inc.(1)	1,491	41,539
GameStop Corp., Class A(1)	1,001	19,730
Limited Brands, Inc.	1,765	47,267
Lowe’s Companies, Inc.	9,350	208,411
O’Reilly Automotive, Inc.(1)	928	49,370
Office Depot, Inc.(1)	1,843	8,478
RadioShack Corp.	850	18,130
Ross Stores, Inc.	801	43,751
Staples, Inc.	4,878	102,048
The Gap, Inc.	2,938	54,764
See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund—(Continued)

September 30, 2010 (unaudited)	Shares	Value
The Home Depot, Inc.	11,115	$352,123
The TJX Companies, Inc.	2,677	119,474
Urban Outfitters, Inc.(1)	856	26,913
		1,339,566
Steel — 0.2%
AK Steel Holding Corp.	734	10,136
Allegheny Technologies, Inc.	657	30,518
Nucor Corp.	2,113	80,717
United States Steel Corp.	959	42,042
		163,413
Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,304	18,791
		18,791
Telecommunications Equipment — 0.4%
American Tower Corp., Class A(1)	2,675	137,120
Motorola, Inc.(1)	15,577	132,872
		269,992
Textiles, Apparel & Shoes — 0.5%
Coach, Inc.	1,987	85,361
NIKE, Inc., Class B	2,587	207,322
Polo Ralph Lauren Corp.	438	39,359
VF Corp.	584	47,316
		379,358
Tobacco — 1.6%
Altria Group, Inc.	13,916	334,262
Lorillard, Inc.	996	79,989
Philip Morris International, Inc.	12,246	686,021
Reynolds American, Inc.	1,131	67,170
		1,167,442
Toys — 0.1%
Hasbro, Inc.	931	41,439
Mattel, Inc.	2,418	56,726
		98,165
Transportation Miscellaneous — 0.7%
Expeditors International of Washington, Inc.	1,418	65,554
United Parcel Service, Inc., Class B	6,611	440,888
		506,442
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,104	77,192
		77,192
Utilities: Electrical — 3.2%
Allegheny Energy, Inc.	1,140	27,953
Ameren Corp.	1,623	46,093
American Electric Power, Inc.	3,211	116,335
CMS Energy Corp.	1,535	27,661
Consolidated Edison, Inc.	1,907	91,956
Constellation Energy Group	1,355	43,685
Dominion Resources, Inc.	3,928	171,496
DTE Energy Co.	1,130	51,901
Duke Energy Corp.	8,842	156,592
Edison International	2,198	75,589
Entergy Corp.	1,230	94,132
Exelon Corp.	4,412	187,863
FirstEnergy Corp.	2,035	78,429
NextEra Energy, Inc.	2,761	150,171
Northeast Utilities	1,185	35,040
NRG Energy, Inc.(1)	1,684	35,061
Pepco Holdings, Inc.	1,500	27,900
PG&E Corp.	2,628	119,364
Pinnacle West Capital Corp.	719	29,673
PPL Corp.	3,214	87,517
Progress Energy, Inc.	1,967	87,374
Public Service Enterprise Group, Inc.	3,341	110,520
SCANA Corp.	719	28,990
Southern Co.	5,567	207,315
TECO Energy, Inc.	1,422	24,629
The AES Corp.(1)	4,441	50,405
Wisconsin Energy Corp.	781	45,142
Xcel Energy, Inc.	3,038	69,783
		2,278,569
Utilities: Gas Distributors — 0.3%
CenterPoint Energy, Inc.	2,787	43,812
Nicor, Inc.	295	13,517
NiSource, Inc.	1,838	31,981
ONEOK, Inc.	711	32,023
Sempra Energy	1,661	89,362
		210,695
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	515	26,811
		26,811
Utilities: Telecommunications — 3.0%
AT&T, Inc.(2)	39,412	1,127,183
CenturyLink, Inc.	2,038	80,420
Frontier Communications Corp.	6,516	53,236
MetroPCS Communications, Inc.(1)	1,740	18,200
Qwest Communications International, Inc.	11,630	72,920
Sprint Nextel Corp.(1)	19,922	92,239
Verizon Communications, Inc.	18,886	615,495
Windstream Corp.	3,225	39,635
		2,099,328
Total Common Stocks (Cost $75,187,412)		69,002,585

	Principal Amount
U.S. Government Securities — 0.6%
U.S. Treasury Notes — 0.6%
U.S. Treasury Notes
1.00% due 7/31/2011 - 9/30/2011	$430,000	432,906
3.125% due 5/15/2019	10,000	10,626
		443,532
Total U.S. Government Securities (Cost $440,381)		443,532
Repurchase Agreements — 2.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.13% dated 9/30/2010, maturity value of $1,406,005, due 10/1/2010(3)	1,406,000	1,406,000
Total Repurchase Agreements (Cost $1,406,000)		1,406,000
Total Investments — 99.6% (Cost $77,033,793)		70,852,117
Other Assets, Net — 0.4%		250,394
Total Net Assets — 100.0%		$71,102,511

(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The table below presents collateral for repurchase agreement.

Security	Coupon	Maturity Date	Value
FHLMC	3.00%	8/11/2017	$1,435,975

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund—(Continued)

The table below presents futures contracts as of September 30, 2010.

Description	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts S&P 500 E Mini Index	32	12/17/2010	$1,819	$32,620

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$69,002,585	$—	$—	$69,002,585
U.S Government Securities	—	443,532	—	443,532
Repurchase Agreements	—	1,406,000	—	1,406,000
Other Financial Instruments
Financial Futures Contracts	32,620	—	—	32,620
Total	$69,035,205	$1,849,532	$—	$70,884,737

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2010, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$1,685,292,682	$208,236,596	$283,212,261	$(74,975,665)
RS Value Fund	1,580,620,884	288,410,670	347,032,451	(58,621,781)
RS Large Cap Alpha Fund	673,651,839	96,548,284	107,416,886	(10,868,602)
RS Investors Fund	13,700,209	1,779,783	1,989,950	(210,167)
RS Global Natural Resources Fund	1,147,135,430	338,540,811	367,569,928	(29,029,117)
RS Capital Appreciation Fund	96,087,106	14,254,903	16,814,105	(2,559,202)
RS Small Cap Growth Fund	366,579,927	78,955,418	91,451,678	(12,496,260)
RS Select Growth Fund	56,199,844	7,989,437	9,406,654	(1,417,217)
RS Mid Cap Growth Fund	44,970,077	9,793,560	10,663,936	(870,376)
RS Growth Fund	84,269,178	15,104,278	16,759,895	(1,655,617)
RS Technology Fund	183,551,482	39,318,351	41,570,603	(2,252,252)
RS Small Cap Equity Fund	81,580,798	14,875,746	17,272,796	(2,397,050)
RS International Growth Fund	48,349,301	8,241,294	10,169,795	(1,928,501)
RS Emerging Markets Fund	1,636,993,390	398,668,981	425,050,638	(26,381,657)
RS Investment Quality Bond Fund	167,087,536	8,274,297	8,933,947	(659,650)
RS Low Duration Bond Fund	631,224,349	9,768,774	10,152,668	(383,894)
RS High Yield Bond Fund	115,347,865	5,533,943	7,385,987	(1,852,044)
RS Tax-Exempt Fund	267,090,621	19,742,647	19,763,604	(20,957)
RS High Yield Municipal Bond Fund	92,370,451	3,646,165	3,677,803	(31,638)
RS Floating Rate Fund	264,166,582	1,598,022	2,449,200	(851,178)
RS Strategic Income Fund	58,747,218	2,601,327	2,667,015	(65,688)
RS Money Market Fund	481,088,047	—	—	—
RS S&P 500 Index Fund	77,436,677	(6,584,560)	13,551,193	(20,135,753)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted on each Fund’s schedule of investments.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the nine-month period ended September 30, 2010, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value
RS Partners Fund	ACI Worldwide, Inc.	3,543,715		—	440,036	3,103,679	$—	$69,491,373
	Coinstar, Inc.	2,317,720		140,500	1,118,915	1,339,305	—	—	**
	eHealth, Inc.	462,318	*	1,071,703	—	1,534,021	—	19,819,551
	Euronet Worldwide, Inc.	1,849,804	*	784,000	—	2,633,804	—	47,382,134
	FEI Co.	1,427,700	*	827,276	2,254,976	—	—	—	**
	MF Global Holdings Ltd.	5,368,561	*	2,741,203	1,900,000	6,209,764	—	—	**
	MoneyGram International, Inc.	8,257,617		—	—	8,257,617	—	20,148,585
								$156,841,643
RS Global Natural Resources Fund	Salamander Energy PLC	2,198,010	*	5,772,799	—	7,970,809	$—	32,017,064
								$32,017,064

*	Issuer was not an affiliated issuer at December 31, 2009.
**	Issuer was not an affiliated issuer at September 30, 2010.

Fair Value Measurements

In accordance with Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC Topic 820 established a hierarchy to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and financial instruments (e.g. futures).

Investments. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities, and certain fixed income securities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among other things, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Financial Instruments. Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within level 1 or level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within level 2.

For the nine-month period ended September 30, 2010, securities with a value of $721,038 in RS International Growth Fund transferred from level 2 to level 1 as the listed equity was considered actively traded. The Funds recognize transfers between the levels as of the end of the period.

Derivative Instruments and Hedging Activities

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at September 30, 2010.

Fund	Derivative Instrument Type	Value
RS S&P 500 Index Fund	Financial Futures Contracts	$32,620
RS Strategic Income Fund	Forward Foreign Currency Contracts	(532,239)

RS S&P 500 Index Fund and RS Strategic Income Fund may, but will not necessarily, enter into derivative transactions, such as financial futures contracts and forward foreign currency contracts, respectively, as a substitute for the purchase or sale of securities or when there is significant cash received from fund shares sold and to hedge foreign currency exposure or for other purposes, respectively.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/S/ TERRY R. OTTON
Terry R. Otton, President
(Principal Executive Officer)

Date: November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ TERRY R. OTTON
Terry R. Otton, President
(Principal Executive Officer)

Date: November 19, 2010

By:	/S/ JAMES E. KLESCEWSKI
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date: November 19, 2010